UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA		19044
(Address of principal executive offices)		(Zip code)

Robert J. DellaCroce Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — 11.5%
Banks — 11.5%
Allegiance Bank of North America
1.000%, 06/25/10	$250	$250,000
Alliance Bank
0.550%, 04/29/10	245	245,000
Ally Bank
0.900%, 03/24/10	245	245,000
American Trust Bank
1.050%, 06/18/10	250	250,000
Bank of Baroda
0.900%, 08/05/10	245	245,000
Bank of Dooly
1.000%, 06/25/10	250	250,000
Bank of Florida
1.200%, 05/28/10	100	99,967
Bank of India
1.050%, 05/26/10	250	249,935
Bank of North Georgia
1.100%, 06/24/10	245	245,000
Bank of the Carolinas Corp.
1.100%, 07/16/10	250	250,000
BankMeridian NA
1.050%, 06/22/10	250	250,000
Beal Bank
0.800%, 03/31/10	245	245,000
0.850%, 06/09/10	250	250,000
Black Mountain Community Bank
0.900%, 06/30/10	250	250,000
BNB Bank NA
1.100%, 06/25/10	250	250,000
Branch Banking & Trust Co.
1.000%, 07/08/10	245	245,000
Capital Bank Corp.
1.100%, 06/10/10	250	250,000
Cascade Bank
1.000%, 07/14/10	250	250,000
Cathay Bank
1.100%, 06/10/10	250	250,000
CIT Bank
1.150%, 05/28/10	250	250,164
Citizens Independent Bank 144A@
0.850%, 08/06/10	250	250,000
Citizens State Bank
0.900%, 08/04/10	250	250,000
Coastal Bank & Trust of Florida
1.000%, 07/08/10	245	245,000
Cole Taylor Bank
1.000%, 07/15/10	245	245,000
Columbus Bank & Trust Co.
1.050%, 06/15/10	245	245,000
Commercial Bank
1.050%, 06/04/10	250	250,000
Community Bank & Trust
1.000%, 06/01/10	250	250,000
Community Bank of Florida, Inc.
1.000%, 05/20/10	100	99,937
Compass Bank
1.100%, 06/10/10	245	245,000
Conestoga Bank
1.100%, 06/24/10	245	245,000
Dallas City Bank
1.100%, 06/30/10	250	250,000
Desert Community Bank
1.100%, 06/11/10	250	250,000
Doral Bank
1.150%, 06/04/10	250	250,000
East - West Bank 144A@
1.000%, 06/11/10	245	245,000
Empire National Bank
0.950%, 06/30/10	250	250,000
First Carolina State Bank
0.950%, 07/09/10	250	250,000
First Chicago Bank & Trust
0.900%, 03/11/10	250	250,000
First Missouri State Bank of Cape County
0.600%, 04/29/10	250	250,000
First Peoples Bank
1.100%, 07/01/10	250	250,000
First State Bank & Trust Co. of Valdosta
1.000%, 07/23/10	245	245,000
FirstBank Puerto Rico
1.100%, 06/11/10	250	250,000
Flagship Community Bank
1.000%, 06/25/10	245	245,000
FSGBANK NA
0.850%, 08/06/10	245	245,000
Gateway Bank of Florida
1.050%, 06/04/10	250	250,000
GE Capital Financial, Inc.
1.050%, 05/28/10	250	249,934
GE Money Bank
1.000%, 07/02/10	245	245,000
Grand South Bank
0.950%, 07/09/10	250	250,000
Great Florida Bank
1.100%, 06/11/10	245	245,000
Hanmi Financial Corp.
1.100%, 06/03/10	250	250,000
Heritage Bank
0.950%, 07/02/10	250	250,000
Key West Bank
1.000%, 07/28/10	245	245,000
Lakeside Bank
0.900%, 06/29/10	250	250,000
Lakeview Bank
1.000%, 07/15/10	250	250,000
Legacy National Bank
1.000%, 06/17/10	250	250,000
Mercantile Bank
1.050%, 06/18/10	245	245,000
Meridian Bank
1.000%, 04/09/10	250	250,000

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — (continued)
Banks — (continued)
Merrick Bank
1.100%, 05/27/10	$250	$250,000
Metro Bank of Dade County
1.000%, 06/18/10	250	250,000
MidFirst Bank
1.050%, 05/27/10	250	249,935
Midland States Bank
0.700%, 04/27/10	250	250,000
Midwest Bank & Trust Co.
1.150%, 06/07/10	250	250,000
Norstates Bank
1.000%, 05/17/10	250	250,000
North Alabama Bank
1.000%, 06/30/10	250	250,000
North American Savings Bank FSB
1.100%, 06/10/10	245	245,000
Orion Bank
0.850%, 05/28/10	250	250,000
Pacific Capital Bank NA
0.750%, 05/05/10	245	245,000
Peninsula State Bank
1.000%, 04/23/10	250	250,000
Peoples Bank of Wisconsin
0.900%, 07/07/10	250	250,000
PlainsCapital Bank
1.050%, 06/24/10	245	245,000
Prime Bank
0.750%, 07/28/10	250	250,000
PrivateBank & Trust Co.
1.150%, 06/03/10	250	250,000
Professional Business Bank
1.050%, 06/29/10	250	250,000
Proficio Bank
0.900%, 05/28/10	250	250,000
Queensborough National Bank & Trust Co.
1.000%, 06/10/10	250	250,000
Rocky Mountain Bank 144A@
0.950%, 07/22/10	250	250,000
Sallie Mae Bank
1.150%, 05/28/10	250	250,000
Sea Island Bank
1.000%, 06/24/10	245	245,000
Shamrock Bank of Florida
0.900%, 07/16/10	250	250,000
Signature Bank
1.050%, 07/02/10	250	250,000
SonaBank NA
0.950%, 07/06/10	250	250,000
State Bank of India
0.900%, 08/05/10	245	245,000
Sterling Bank
1.050%, 06/03/10	250	250,000
Sun West Bank
1.150%, 06/30/10	250	250,000
Superior Bank
0.750%, 05/05/10	250	250,000
The Coastal Bank of Georgia
1.150%, 06/11/10	245	245,000
The National Bank of South Carolina
1.050%, 06/15/10	245	245,000
Tower Bank & Trust Co.
0.900%, 07/14/10	250	250,000
Union Bank
0.900%, 07/09/10	250	250,000
United Commercial Bank
1.000%, 06/10/10	250	250,000
Williamsburg First National Bank
0.900%, 07/16/10	250	250,000
Wilmington Trust Co.
1.000%, 06/24/10	245	245,000
Wright Express Financial Services 144A@
0.950%, 07/15/10	245	245,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,559,872)		22,559,872

COMMERCIAL PAPER — 50.1%
Banks — 4.6%
Bank of America Corp.
0.220%, 11/02/09	542	541,894
0.380%, 11/18/09	667	666,662
0.380%, 11/19/09	330	329,829
0.250%, 11/24/09	362	361,864
0.230%, 11/30/09	353	352,865
0.250%, 12/01/09	295	294,875
BNP Paribas Bank
0.090%, 10/07/09	4,000	3,999,940
JPMorgan Chase & Co.
0.300%, 11/02/09	366	365,902
0.250%, 11/06/09	137	136,966
0.300%, 11/10/09	199	198,934
0.250%, 11/12/09	150	149,956
0.250%, 11/20/09	149	148,948
0.250%, 11/23/09	145	144,947
0.250%, 11/30/09	156	155,935
0.250%, 12/02/09	128	127,945
0.300%, 01/04/10	142	141,887
0.300%, 01/12/10	162	161,861
0.300%, 01/13/10	103	102,911
0.300%, 01/15/10	102	101,910
0.300%, 01/22/10	495	494,534
		8,980,565
Computers — 1.8%
Dell, Inc.
0.150%, 10/09/09	1,500	1,499,950
Microsoft Corp.
0.180%, 10/28/09	2,000	1,999,730
		3,499,680
Diversified Financial Services — 7.5%
FPL Group Capital, Inc.
0.160%, 10/16/09	2,000	1,999,867

	Par (000)	Value†
COMMERCIAL PAPER — (continued)
Diversified Financial Services — (continued)
National Rural Utilities Corp.
0.280%, 10/13/09	$695	$694,935
Quebec Province
0.160%, 10/09/09	3,442	3,441,877
Siemens Capital Co. LLC
0.170%, 10/06/09	2,000	1,999,953
Universal Capital Management
0.250%, 10/05/09	2,536	2,535,929
0.250%, 10/05/09	4,000	3,999,889
		14,672,450
Electric — 8.8%
E.ON AG
0.250%, 10/26/09	382	381,934
Electricite de France
0.180%, 10/02/09	4,000	3,999,980
0.180%, 10/07/09	2,000	1,999,940
0.170%, 10/28/09	2,000	1,999,745
Florida Power & Light Co.
0.100%, 10/06/09	4,000	3,999,944
NSTAR Electric Co.
0.160%, 10/02/09	2,000	1,999,991
Southern Co.
0.170%, 10/07/09	3,000	2,999,915
		17,381,449
Electrical Components & Equipment — 2.0%
Northstar
0.120%, 10/14/09	4,000	3,999,827

Food — 9.5%
Campbell Soup Co.
0.300%, 01/28/10	4,000	3,996,033
Nestle Capital Corp.
0.180%, 01/19/10	2,000	1,998,900
0.700%, 02/16/10	4,000	3,989,267
The Coca-Cola Co.
0.210%, 10/09/09	1,000	999,953
0.260%, 12/02/09	3,000	2,998,657
0.250%, 12/08/09	2,000	1,999,056
The Hershey Co.
0.180%, 11/03/09	2,700	2,699,554
		18,681,420
Healthcare Products — 4.6%
Johnson & Johnson
0.200%, 10/13/09	2,000	1,999,867
0.250%, 10/27/09	2,000	1,999,639
Medtronic, Inc.
0.160%, 10/26/09	2,000	1,999,778
0.200%, 11/30/09	2,000	1,999,333
0.180%, 12/02/09	1,000	999,690
		8,998,307
Machinery - Diversified — 1.0%
John Deere
0.150%, 10/09/09	2,000	1,999,933

Miscellaneous Manufacturing — 1.2%
Honeywell International, Inc.
0.150%, 10/02/09	2,000	1,999,992
0.200%, 10/02/09	336	335,998
		2,335,990
Oil & Gas — 2.5%
ConocoPhillips
0.250%, 11/12/09	5,000	4,998,542

Pharmaceuticals — 6.6%
Abbott Laboratories
0.160%, 11/06/09	2,000	1,999,680
GlaxoSmithKline, Inc.
0.150%, 10/07/09	3,000	2,999,925
0.150%, 10/21/09	2,000	1,999,833
Pfizer, Inc.
0.270%, 11/03/09	4,000	3,999,010
0.550%, 02/08/10	2,000	1,996,028
		12,994,476
TOTAL COMMERCIAL PAPER (Cost $98,542,639)		98,542,639

CORPORATE BONDS — 6.5%
Banks — 0.1%
Thomasville National Bank
0.750%, 07/30/10	250	250,000

Biotechnology — 0.8%
Amgen, Inc.
4.000%, 11/18/09	1,500	1,504,020

Chemicals — 0.8%
E. I. Du Pont de Nemours & Co.
6.875%, 10/15/09	1,494	1,496,943

Computers — 2.5%
Electronic Data Systems Corp.
7.125%, 10/15/09	4,900	4,909,916

Food — 0.2%
Nestle Purina PetCare Co.
9.250%, 10/15/09	450	451,397

Insurance — 2.0%
Berkshire Hathaway Finance Corp.
4.125%, 01/15/10	4,000	4,027,010

Telecommunications — 0.1%
Pacific Bell Telephone Co.
6.625%, 11/01/09	250	251,259

TOTAL CORPORATE BONDS (Cost $12,890,545)		12,890,545

	Par (000)	Value†
MUNICIPAL BONDS — 2.0%
Illinois State Development Financing Authority 2.000%, 06/10/10 (Cost $4,024,696)	$4,000	$4,024,696

	Number of Shares
SHORT-TERM INVESTMENTS — 29.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	9,579,362	9,579,362
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	9,854,001	9,854,001
BlackRock Liquidity Funds TempFund - Institutional Shares	9,765,946	9,765,946
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	10,404,667	10,404,667
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	9,400,142	9,400,142
Evergreen Prime Cash Management Money Market Fund - Institutional Shares	9,811,412	9,811,412

TOTAL SHORT-TERM INVESTMENTS (Cost $58,815,530)		58,815,530

TOTAL INVESTMENTS —100.0% (Cost $196,833,282)		$196,833,282

†               See Security Valuation Note.

@         Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

LLC — Limited Liability Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 - 7 days	$115,181,391	58.5%	58.5%
8 - 14 days	1,999,833	1.0%	59.5%
15 - 30 days	18,375,091	9.3%	68.8%
31 - 60 days	17,432,058	8.9%	77.7%
61 - 90 days	141,887	0.1%	77.8%
91 - 120 days	10,883,159	5.5%	83.3%
121 - 150 days	5,985,295	3.1%	86.4%
over 150 days	26,834,568	13.6%	100.0%
	$196,833,282	100.0%

Average Weighted Maturity — 58 days

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
CERTIFICATES OF DEPOSIT	$22,559,872	$—	$22,559,872	$—
COMMERCIAL PAPER	98,542,639	—	98,542,639	—
CORPORATE BONDS	12,890,545	—	12,890,545	—
MUNICIPAL BONDS	4,024,696	—	4,024,696	—
SHORT-TERM INVESTMENTS	58,815,530	58,815,530	—	—
TOTAL INVESTMENTS	$196,833,282	$58,815,530	$138,017,752	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 6.5%
Federal Home Loan Mortgage Corporation — 2.5%
3.125%, 02/12/10	$2,500	$2,524,738
Federal National Mortgage Association — 4.0%
2.375%, 05/20/10	2,400	2,431,294
5.000%, 10/15/11	1,500	1,624,864
		4,056,158
TOTAL AGENCY OBLIGATIONS (Cost $6,445,388)		6,580,896

ASSET BACKED SECURITIES — 2.2%
Bear Stearns Mortgage Funding Trust
0.406%, 10/25/36•	493	75,618
Conseco Financial Corp.
7.650%, 04/15/19	189	182,335
7.250%, 09/15/26	38	38,350
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	1,111	896,440
7.059%, 01/15/27•	755	581,508
Equity One ABS, Inc.
4.145%, 04/25/34•	24	19,364
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	111	89,892
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34•	44	39,455
SACO I, Inc. 144A@~
1.146%, 06/25/35•	893	266,183

TOTAL ASSET BACKED SECURITIES (Cost $3,471,409)		2,189,145

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.3%
Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	139	139,207
5.408%, 03/11/39•	1,030	1,037,805
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	135	136,713
4.545%, 01/15/42	1,500	1,490,969
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,499	1,514,769
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	12	11,268

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,296,220)		4,330,731

CORPORATE BONDS — 12.2%
Banks — 10.6%
JPMorgan Chase & Co.
1.650%, 02/23/11	3,000	3,032,790
3.125%, 12/01/11	2,000	2,075,266
The Goldman Sachs Group, Inc.
1.700%, 03/15/11	3,000	3,036,051
1.625%, 07/15/11	2,500	2,524,920
		10,669,027
Diversified Financial Services — 1.0%
BA Covered Bond Issuer 144A@
5.500%, 06/14/12	1,000	1,029,100

Food — 0.6%
General Mills, Inc.
5.650%, 09/10/12	500	545,683

TOTAL CORPORATE BONDS (Cost $12,083,623)		12,243,810

RESIDENTIAL MORTGAGE BACKED SECURITIES — 3.3%
Collateralized Mortgage Obligations — 0.8%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	1,100	829,929

Fannie Mae Pool — 2.5%
5.190%, 12/01/33•	1,036	1,069,864
3.711%, 04/01/34•	460	473,360
5.994%, 07/01/36•	871	916,655
		2,459,879
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,468,875)		3,289,808

U.S. TREASURY OBLIGATIONS — 61.8%
U.S. Treasury Notes
2.125%, 04/30/10	6,700	6,773,285
2.625%, 05/31/10	6,000	6,093,282
5.125%, 06/30/11	6,000	6,450,702
4.625%, 12/31/11	2,700	2,911,148
3.625%, 12/31/12	6,000	6,399,372
4.250%, 08/15/13	6,500	7,087,542
3.125%, 08/31/13	3,000	3,144,141
1.875%, 04/30/14	8,000	7,905,000
4.250%, 11/15/14	14,050	15,345,241

TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,849,444)		62,109,713

	Number of Shares
SHORT-TERM INVESTMENTS — 9.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	2,670,272	2,670,272
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	31,722	31,722
BlackRock Liquidity Funds TempFund - Institutional Shares	4,801,575	4,801,575
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	2,232,054	2,232,054
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	471	471

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
Evergreen Prime Cash Management Money Market Fund - Institutional Shares	$7,813	$7,813

TOTAL SHORT-TERM INVESTMENTS (Cost $9,743,907)		9,743,907

TOTAL INVESTMENTS — 100.0% (Cost $100,358,866)(a)		$100,488,010

†               See Security Valuation Note.

•                Variable Rate Security.

~               Fair valued security. The total market value of fair valued securities at September 30, 2009 is $266,183.

@          Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a)       At September 30, 2009, the cost for Federal income tax purposes was $100,358,866. Net unrealized appreciation was $129,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,686,721 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,557,577.

LLC — Limited Liability Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AGENCY OBLIGATIONS	$6,580,896	$—	$6,580,896	$—
ASSET BACKED SECURITIES	2,189,145	—	2,189,145	—
COMMERCIAL MORTGAGE BACKED SECURITIES	4,330,731	—	4,330,731	—
CORPORATE BONDS	12,243,810	—	12,243,810	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	3,289,808	—	3,289,808	—
U.S. TREASURY OBLIGATIONS	62,109,713	—	62,109,713	—
SHORT-TERM INVESTMENTS	9,743,907	9,743,907	—	—
TOTAL INVESTMENTS	$100,488,010	$9,743,907	$90,744,103	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 4.4%
Federal National Mortgage Association — 4.4%
3.250%, 04/09/13	$4,500	$4,730,283
5.000%, 04/15/15	6,750	7,490,610

TOTAL AGENCY OBLIGATIONS (Cost $11,452,848)		12,220,893

ASSET BACKED SECURITIES — 2.8%
Atherton Franchisee Loan Funding 144A@
7.230%, 04/15/12	545	470,956
Bear Stearns Mortgage Funding Trust
0.426%, 10/25/36•	985	151,236
Conseco Financial Corp.
7.240%, 11/15/28•	785	268,741
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	3,526	2,843,879
7.059%, 01/15/27•	1,509	1,163,016
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	811	659,206
Railcar Leasing LLC 144A@~
7.125%, 01/15/13	1,166	1,238,014
SACO I, Inc. 144A@~
1.166%, 06/25/35•	2,679	798,548

TOTAL ASSET BACKED SECURITIES (Cost $11,056,363)		7,593,596

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.1%
Bear Stearns Commercial Mortgage Securities
4.830%, 08/15/38	4,000	4,079,036
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	540	546,852
4.545%, 01/15/42	5,000	4,969,895
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,249	2,272,153
Morgan Stanley Capital I
4.590%, 04/14/40	5,000	4,936,477
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	45	45,074

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $16,523,268)		16,849,487

CORPORATE BONDS — 15.8%
Agriculture — 0.8%
Altria Group, Inc.
9.250%, 08/06/19	1,000	1,221,956
Cargill, Inc. 144A@
6.125%, 09/15/36	1,000	1,032,880
		2,254,836
Banks — 5.0%
Bank of America Corp.
5.650%, 05/01/18	1,000	987,390
JPMorgan Chase & Co.
2.200%, 06/15/12	4,000	4,068,440
6.000%, 01/15/18	1,700	1,824,653
The Goldman Sachs Group, Inc.
3.250%, 06/15/12	6,500	6,783,601
		13,664,084
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 144A@
7.750%, 01/15/19	1,000	1,183,260

Biotechnology — 0.4%
Genentech, Inc.
5.250%, 07/15/35	1,000	992,931

Computers — 0.8%
Hewlett-Packard Co.
6.125%, 03/01/14	1,000	1,125,834
International Business Machines Corp.
6.500%, 01/15/28	1,000	1,154,656
		2,280,490
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co.
4.600%, 01/15/14	1,000	1,074,295

Diversified Financial Services — 0.7%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	948,976
5.875%, 01/14/38	1,000	917,080
		1,866,056
Electric — 2.2%
Carolina Power & Light Co.
5.300%, 01/15/19	1,000	1,083,017
Commonwealth Edison Co.
6.150%, 09/15/17	500	552,506
Consumers Energy Co.
6.125%, 03/15/19	1,000	1,104,515
Enel Finance International SA 144A@
6.250%, 09/15/17	1,000	1,077,090
Oklahoma Gas & Electric Co.
6.350%, 09/01/18	1,000	1,099,108
Pacificorp
6.250%, 10/15/37	1,000	1,154,168
		6,070,404
Environmental Control — 0.4%
Allied Waste North America, Inc.
6.875%, 06/01/17	1,000	1,056,177

Food — 0.6%
Kraft Foods, Inc.
6.750%, 02/19/14	500	557,809
Sysco Corp.
5.375%, 03/17/19	1,000	1,084,791
		1,642,600

	Par (000)	Value†
CORPORATE BONDS — (continued)
Gas — 0.3%
Nakilat, Inc. 144A@
6.067%, 12/31/33	$1,000	$911,890

Healthcare Products — 0.4%
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,109,425

Media — 0.5%
Comcast Cable Holdings LLC
9.875%, 06/15/22	1,000	1,253,602

Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV 144A@
6.125%, 08/17/26	1,000	1,109,062

Pharmaceuticals — 1.3%
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	1,021,286
Merck & Co., Inc.
6.400%, 03/01/28	1,000	1,169,991
Pfizer, Inc.
7.200%, 03/15/39	1,000	1,258,611
		3,449,888
Pipelines — 0.3%
DCP Midstream LLC 144A@
6.750%, 09/15/37	1,000	951,969

Software — 0.4%
Fiserv, Inc.
6.800%, 11/20/17	1,000	1,104,158

Telecommunications — 0.5%
Verizon Wireless Capital LLC 144A@
8.500%, 11/15/18	1,000	1,248,632

TOTAL CORPORATE BONDS (Cost $40,130,741)		43,223,759

RESIDENTIAL MORTGAGE BACKED SECURITIES — 26.6%
Collateralized Mortgage Obligations — 1.9%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	3,600	2,716,132
Freddie Mac REMICs
6.000%, 02/15/32	2,334	2,406,900
		5,123,032
Fannie Mae Pool — 13.2%
4.500%, 03/01/23	77	79,670
4.500%, 03/01/23	338	350,090
4.500%, 04/01/23	187	193,524
4.500%, 04/01/23	59	61,147
4.500%, 04/01/23	45	46,184
4.500%, 05/01/23	179	185,986
4.500%, 05/01/23	21	21,985
4.500%, 06/01/23	579	600,489
4.500%, 06/01/23	729	756,392
4.500%, 07/01/23	568	588,499
4.500%, 07/01/23	72	74,406
4.500%, 07/01/23	709	735,353
4.500%, 07/01/23	114	118,403
5.000%, 07/01/23	5,024	5,274,642
4.500%, 08/01/23	271	280,707
4.500%, 08/01/23	753	781,331
4.500%, 08/01/23	476	493,369
3.500%, 04/01/34•	1,381	1,420,081
5.994%, 07/01/36•	2,903	3,055,516
5.848%, 08/01/36•	2,189	2,301,926
6.214%, 05/01/37•	1,916	2,031,375
5.500%, 06/01/38	12,190	12,768,121
5.500%, 07/01/38	3,683	3,857,197
		36,076,393
Ginnie Mae Pool — 11.5%
6.000%, 10/15/38	4,462	4,720,277
6.000%, 10/15/38	3,782	4,000,294
4.000%, 04/15/39	16,054	15,904,901
4.000%, 06/15/39	6,969	6,904,560
9.000%, 10/15/30	9	10,118
9.000%, 11/15/30	16	18,069
		31,558,219
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $70,968,453)		72,757,644

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bond
8.875%, 08/15/17	6,500	9,104,063
8.750%, 08/15/20	5,300	7,768,639
4.500%, 05/15/38	2,820	3,034,585
3.500%, 02/15/39	900	815,344
U.S. Treasury Note
1.750%, 01/31/14	7,000	6,912,500
1.875%, 02/28/14	7,000	6,939,296
4.250%, 11/15/14	5,000	5,460,940
4.000%, 02/15/15	17,500	18,856,250
3.125%, 05/15/19	16,060	15,802,783

TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,395,844)		74,694,400

	Number of Shares
SHORT-TERM INVESTMENTS — 17.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	6,242,347	6,242,347
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	13,741,282	13,741,282
BlackRock Liquidity Funds TempFund - Institutional Shares	13,518,063	13,518,063
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	12,942,494	12,942,494

TOTAL SHORT-TERM INVESTMENTS (Cost $46,444,187)		46,444,187

TOTAL INVESTMENTS — 100.0% (Cost $269,971,704)(a)		$273,783,966

†               See Security Valuation Note.

@         Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

•               Variable Rate Security.

~              Fair valued security. The total market value of fair valued securities at September 30, 2009 is $2,036,562.

(a)       At September 30, 2009, the cost for Federal income tax purposes was $270,163,324. Net unrealized appreciation was $3,620,642. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,579,311 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,958,669.

LLC — Limited Liability Company.

REMICS — Real Estate Mortgage Investment Conduits.

Summary of inputs used to value the Fund’s net assets as of 06/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 06/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AGENCY OBLIGATIONS	$12,220,893	$—	$12,220,893	$—
ASSET BACKED SECURITIES	7,593,596	—	7,593,596	—
COMMERCIAL MORTGAGE BACKED SECURITIES	16,849,487	—	16,849,487	—
CORPORATE BONDS	43,223,759	—	43,223,759	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	72,757,644	—	72,757,644	—
U.S. TREASURY OBLIGATIONS	74,694,400	—	74,694,400	—
SHORT-TERM INVESTMENTS	46,444,187	46,444,187	—	—
TOTAL INVESTMENTS	$273,783,966	$46,444,187	$227,339,779	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 2.0%
Apparel — 0.0%
Anvil Holdings, Inc.^*	831	$831

Banks — 0.3%
Bank of America Corp.	12,359	209,114
JPMorgan Chase & Co.	2,250	98,595
		307,709
Chemicals — 0.4%
Ashland, Inc.	4,350	188,007
Huntsman Corp.	14,875	135,511
		323,518
Electrical Components & Equipment — 0.1%
General Cable Corp.*	3,400	133,110

Entertainment — 0.1%
Lakes Entertainment, Inc.*	12,500	42,000

Food — 0.2%
B&G Foods, Inc.	10,650	173,276
Great Atlantic & Pacific Tea Co.*	198	1,764
		175,040
Media — 0.1%
Sirius XM Radio, Inc.*	197,200	125,222

Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,500	102,915

Oil & Gas Services — 0.2%
Complete Production Services, Inc.*	15,350	173,455

Telecommunications — 0.5%
GeoEye, Inc.^*	3,277	87,824
Loral Space & Communications, Inc.*	6,175	169,689
MetroPCS Communications, Inc.*	6,400	59,904
Sprint Nextel Corp.*	38,500	152,075
		469,492
TOTAL COMMON STOCKS (Cost $2,200,513)		1,853,292

PREFERRED STOCKS — 1.1%
Diversified Financial Services — 0.1%
SLM Corp. CONV	300	150,525

Media — 0.1%
Spanish Broadcasting System, Inc. PIK^~	182	46,072

Telecommunications — 0.9%
Crown Castle International Corp. CONV	1,600	83,968
Lucent Technologies Capital Trust I CONV	975	745,875
		829,843
TOTAL PREFERRED STOCKS (Cost $1,149,680)		1,026,440

	Par (000)
CORPORATE BONDS — 90.8%
Advertising — 1.4%
Affinity Group, Inc.¤
10.875%, 02/15/12	$22	8,654
Interpublic Group of Cos, Inc. 144A @
10.000%, 07/15/17	125	135,000
Lamar Media Corp.
9.750%, 04/01/14	100	108,250
6.625%, 08/15/15	150	139,500
6.625%, 08/15/15	150	137,250
Visant Corp.
7.625%, 10/01/12	175	175,219
Visant Holding Corp. STEP
10.250%, 12/01/13	550	569,250
		1,273,123
Aerospace & Defense — 1.3%
BE Aerospace, Inc.
8.500%, 07/01/18	150	153,750
GenCorp, Inc.^
9.500%, 08/15/13	600	480,000
L-3 Communications Corp.
6.375%, 10/15/15	250	252,500
Spirit Aerosystems, Inc. 144A@
7.500%, 10/01/17	75	74,625
TransDigm, Inc.
7.750%, 07/15/14	200	198,500
		1,159,375
Agriculture — 0.1%
Alliance One International, Inc. 144A@
10.000%, 07/15/16	25	25,813
10.000%, 07/15/16	100	103,250
		129,063
Airlines — 1.4%
AirTran Holdings, Inc. CONV
7.000%, 07/01/23	140	138,250
American Airlines Pass Through Trust 2001-02
7.858%, 10/01/11	225	224,719
AMR Corp. CONV
6.250%, 10/15/14	96	101,400
Delta Air Lines, Inc.
7.570%, 11/18/10	225	222,750
9.500%, 09/15/14 144A @	200	200,000
12.250%, 03/15/15 144A @	350	326,375
JetBlue Airways Corp. CONV
3.750%, 03/15/35	100	98,875
		1,312,369
Auto Parts & Equipment — 2.0%
Affinia Group, Inc.
9.000%, 11/30/14	50	47,500
10.750%, 08/15/16 144A @	50	53,750
Allison Transmission, Inc. PIK 144A @
11.250%, 11/01/15	450	418,500
ArvinMeritor, Inc.
8.750%, 03/01/12	200	193,500
Cooper-Standard Automotive, Inc.¤
8.375%, 12/15/14	250	37,500

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Parts & Equipment — (continued)
Tenneco, Inc.
8.625%, 11/15/14	$75	$70,313
8.125%, 11/15/15	150	145,500
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	235	242,637
10.500%, 05/15/16	500	542,500
TRW Automotive, Inc. 144A @
7.000%, 03/15/14	50	45,500
United Components, Inc.
9.375%, 06/15/13	100	80,250
		1,877,450
Banks — 0.9%
FBOP Corp. 144A @^¤~
10.000%, 01/15/10	150	1,695
GMAC, Inc.
7.750%, 01/19/10 144A @	75	74,906
6.875%, 09/15/11 144A @	175	165,375
6.875%, 09/15/11	175	164,691
8.000%, 11/01/31 144A @	500	402,500
		809,167
Beverages — 0.0%
Constellation Brands, Inc.
8.375%, 12/15/14	25	26,063

Biotechnology — 0.1%
FMC Finance III SA
6.875%, 07/15/17	50	48,500

Building Materials — 0.7%
Gibraltar Industries, Inc.
8.000%, 12/01/15	450	407,250
Texas Industries, Inc.
7.250%, 07/15/13	275	264,000
		671,250
Chemicals — 1.8%
Ashland, Inc. 144A @
9.125%, 06/01/17	225	240,750
Cognis GmbH 144A @
9.500%, 05/15/14	325	464,891
Hexion US Finance Corp.
9.750%, 11/15/14	225	193,500
Huntsman International LLC
6.875%, 11/15/13 144A @	225	293,037
7.875%, 11/15/14	150	139,875
PolyOne Corp.
8.875%, 05/01/12	150	151,500
Rhodia SA 144A @
3.746%, 10/15/13•	100	130,239
		1,613,792
Coal — 1.4%
Arch Coal, Inc. 144A@
8.750%, 08/01/16	150	154,500
Foundation PA Coal Co. LLC
7.250%, 08/01/14	425	422,344
International Coal Group, Inc.
10.250%, 07/15/14	225	204,750
Massey Energy Co. CONV
3.250%, 08/01/15	116	92,220
Peabody Energy Corp.
7.375%, 11/01/16	300	303,000
4.750%, 12/15/41 CONV	100	88,000
		1,264,814
Commercial Services — 3.8%
ARAMARK Corp.
5.000%, 06/01/12	200	189,000
3.983%, 02/01/15•	275	238,562
Commercial Vehicle Units 144A @^~
13.000%, 02/15/03	0	156,922
Deluxe Corp.
7.375%, 06/01/15	300	287,625
Education Management LLC
8.750%, 06/01/14	125	132,500
10.250%, 06/01/16	150	166,500
FTI Consulting, Inc.
7.625%, 06/15/13	200	199,500
7.750%, 10/01/16	225	223,875
H&E Equipment Services, Inc.
8.375%, 07/15/16	225	205,875
iPayment, Inc.
9.750%, 05/15/14	225	150,750
Mac-Gray Corp.
7.625%, 08/15/15	300	295,500
RSC Equipment Rental, Inc. 144A @
10.000%, 07/15/17	175	188,125
Sunstate Equipment Co. LLC 144A @
10.500%, 04/01/13	225	171,000
The Hertz Corp.
10.500%, 01/01/16	200	208,000
Ticketmaster Entertainment, Inc.
10.750%, 08/01/16	175	179,375
United Rentals North America, Inc. 144A @
10.875%, 06/15/16	250	267,500
Valassis Communications, Inc.
8.250%, 03/01/15	250	224,063
		3,484,672
Computers — 0.9%
Seagate Technology HDD Holdings
6.375%, 10/01/11	125	125,000
Seagate Technology International 144A @
10.000%, 05/01/14	200	218,500
Sungard Data Systems, Inc.
9.125%, 08/15/13	400	404,000
10.625%, 05/15/15 144A @	75	79,500
10.250%, 08/15/15	25	25,500
		852,500
Distribution & Wholesale — 1.4%
ACE Hardware Corp. 144A @
9.125%, 06/01/16	425	444,125

	Par (000)	Value†
CORPORATE BONDS — (continued)
Distribution & Wholesale — (continued)
KAR Holdings, Inc.
4.483%, 05/01/14•	$125	$112,500
10.000%, 05/01/15	475	477,375
Nebraska Book Co., Inc.
8.625%, 03/15/12	275	241,312
		1,275,312
Diversified Financial Services — 6.6%
AAC Group Holding Corp. STEP 144A @
10.250%, 10/01/12	100	96,000
E*TRADE Financial Corp.
7.375%, 09/15/13	325	294,125
7.875%, 12/01/15	175	154,000
12.500%, 11/30/17 PIK	635	704,824
0.215%, 08/31/19 CONV +	134	226,628
Ford Motor Credit Co. LLC
7.500%, 08/01/12	725	696,121
8.700%, 10/01/14	400	391,820
12.000%, 05/15/15	275	303,030
Fresenius US Finance II, Inc. 144A @
9.000%, 07/15/15	75	81,750
Icahn Enterprises LP
7.125%, 02/15/13	275	264,687
4.000%, 08/15/13 144A @ CONV •	223	182,860
iPayment Investors LP 144A @ PIK ^
12.750%, 07/15/14	254	167,574
Janus Capital Group, Inc.
6.950%, 06/15/17	225	214,107
Nuveen Investments, Inc.
5.000%, 09/15/10	75	72,000
5.500%, 09/15/15	450	306,000
10.500%, 11/15/15 144A @	275	237,875
Pinnacle Foods Finance LLC
10.625%, 04/01/17	75	76,594
Raymond James Financial, Inc.
8.600%, 08/15/19	175	193,247
Reliance Intermediate Holdings LP 144A @
9.500%, 12/15/19	225	222,188
Sears Roebuck Acceptance Corp.
7.000%, 02/01/11	100	99,750
6.750%, 08/15/11	75	73,875
SLM Corp.
5.450%, 04/25/11	250	235,792
5.375%, 05/15/14	100	76,538
8.450%, 06/15/18	300	239,250
Smurfit Kappa Funding Plc
7.750%, 04/01/15	100	88,000
The NASDAQ OMX Group, Inc. CONV
2.500%, 08/15/13	105	91,481
UCI Holdco, Inc. PIK
9.250%, 12/15/13	261	105,646
Vanguard Health Holding Co. I LLC STEP
12.924%, 10/01/15+	150	156,000
Ventas Realty LP
6.500%, 06/01/16	25	24,250
		6,076,012
Electric — 4.1%
Energy Future Holdings Corp.
10.875%, 11/01/17	600	453,000
11.250%, 11/01/17 PIK	542	357,720
Mirant Americas Generation LLC
8.300%, 05/01/11	250	254,375
Mirant North America LLC
7.375%, 12/31/13	375	373,125
Nisource Finance Corp.
7.875%, 11/15/10	50	52,601
North American Energy Alliance LLC 144A @
10.875%, 06/01/16	100	103,000
NRG Energy, Inc.
7.250%, 02/01/14	100	98,250
7.375%, 02/01/16	250	241,875
7.375%, 01/15/17	300	290,250
NV Energy, Inc.
7.803%, 06/15/12	25	25,220
PNM Resources, Inc.
9.250%, 05/15/15	250	252,500
RRI Energy, Inc.
7.625%, 06/15/14	175	171,719
6.750%, 12/15/14	108	110,970
7.875%, 06/15/17	125	122,031
Texas Competitive Electric Holdings Co. LLC PIK
10.500%, 11/01/16	264	176,922
The AES Corp.
8.875%, 02/15/11	300	309,000
7.750%, 03/01/14	25	25,187
9.750%, 04/15/16 144A @	350	381,500
		3,799,245
Electrical Components & Equipment — 0.1%
Anixter, Inc.
10.000%, 03/15/14	125	131,875

Electronics — 0.1%
Flextronics International Ltd.
6.500%, 05/15/13	53	51,675
6.250%, 11/15/14	55	52,938
		104,613
Engineering & Construction — 0.8%
Dycom Industries, Inc.
8.125%, 10/15/15	175	159,250
Esco Corp. 144A@
4.174%, 12/15/13•	100	90,000
8.625%, 12/15/13	475	465,500
		714,750
Entertainment — 2.6%
AMC Entertainment, Inc.
8.750%, 06/01/19	200	206,500
Cinemark USA, Inc. 144A @
8.625%, 06/15/19	125	129,219
Isle of Capri Casinos, Inc.
7.000%, 03/01/14	229	203,810

	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
Lions Gate Entertainment Corp. CONV
2.938%, 10/15/24	$58	$52,272
Penn National Gaming, Inc.
6.750%, 03/01/15	200	191,500
8.750%, 08/15/19 144A @	100	100,250
Pinnacle Entertainment, Inc.
8.250%, 03/15/12	113	113,000
7.500%, 06/15/15	200	177,000
8.625%, 08/01/17 144A @	200	201,000
Pokagon Gaming Authority 144A @
10.375%, 06/15/14	350	364,000
Regal Cinemas Corp. 144A @
8.625%, 07/15/19	275	284,625
Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	325	234,000
Speedway Motorsports, Inc.
6.750%, 06/01/13	50	49,375
8.750%, 06/01/16 144A @	100	104,000
		2,410,551
Environmental Control — 0.6%
Allied Waste North America, Inc.
7.250%, 03/15/15	250	260,937
Casella Waste Systems, Inc.
9.750%, 02/01/13	300	277,500
		538,437
Food — 1.8%
B&G Foods, Inc.
8.000%, 10/01/11	275	278,437
Dole Food Co., Inc.
7.250%, 06/15/10	150	150,000
13.875%, 03/15/14 144A @	125	146,563
Great Atlantic & Pacific Tea Co. 144A @
11.375%, 08/01/15	175	177,187
Ingles Markets, Inc.
8.875%, 05/15/17	150	153,750
JBS USA LLC 144A @
11.625%, 05/01/14	125	134,375
SUPERVALU, Inc.
8.000%, 05/01/16	150	155,250
Tyson Foods, Inc.
8.250%, 10/01/11	175	183,750
10.500%, 03/01/14	250	283,125
		1,662,437
Forest Products & Paper — 2.1%
Boise Cascade LLC
7.125%, 10/15/14	295	234,525
Cellu Tissue Holdings, Inc.
11.500%, 06/01/14	125	133,750
Clearwater Paper Corp. 144A @
10.625%, 06/15/16	100	108,125
Domtar Corp.
5.375%, 12/01/13	75	72,188
7.125%, 08/15/15	250	245,000
9.500%, 08/01/16	25	26,313
Georgia-Pacific LLC
8.125%, 05/15/11	150	155,625
7.000%, 01/15/15 144A @	150	147,750
7.700%, 06/15/15	200	202,000
8.250%, 05/01/16 144A @	75	77,812
International Paper Co.
9.375%, 05/15/19	75	87,817
NewPage Corp. 144A @
11.375%, 12/31/14	325	319,312
Sappi Papier Holding AG 144A @
6.750%, 06/15/12	100	92,500
		1,902,717
Healthcare Products — 1.0%
Bausch & Lomb, Inc.
9.875%, 11/01/15	175	183,312
Biomet, Inc.
11.625%, 10/15/17	500	545,000
Universal Hospital Services, Inc.
4.635%, 06/01/15•	125	105,938
8.500%, 06/01/15 PIK	50	49,000
		883,250
Healthcare Services — 4.2%
Centene Corp.
7.250%, 04/01/14	200	195,000
Community Health Systems, Inc.
8.875%, 07/15/15	375	384,375
DaVita, Inc.
6.625%, 03/15/13	150	148,500
7.250%, 03/15/15	150	148,500
HCA, Inc.
9.250%, 11/15/16	425	439,344
9.625%, 11/15/16 PIK	409	425,360
9.875%, 02/15/17 144A @	175	185,500
8.500%, 04/15/19 144A @	375	391,875
Health Management Associates, Inc.
6.125%, 04/15/16	250	232,500
HealthSouth Corp.
10.750%, 06/15/16	200	217,000
IASIS Healthcare LLC
8.750%, 06/15/14	125	125,000
Symbion, Inc. PIK
11.000%, 08/23/15	219	161,894
Tenet Healthcare Corp.
6.500%, 06/01/12	75	74,929
U.S. Oncology Holdings, Inc. PIK
6.904%, 03/15/12	224	194,880
U.S. Oncology, Inc.
10.750%, 08/15/14	100	104,500
9.125%, 08/15/17 144A @	75	78,937
United Surgical Partners International, Inc.
8.875%, 05/01/17	150	147,375
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	175	178,500
		3,833,969

	Par (000)	Value†
CORPORATE BONDS — (continued)
Home Builders — 0.3%
D.R. Horton, Inc.
2.000%, 05/15/14	$101	$115,392
K. Hovnanian Enterprises, Inc.
11.500%, 05/01/13	175	184,625
		300,017
Household Products & Wares — 0.3%
ACCO Brands Corp. 144A @
10.625%, 03/15/15	75	78,375
Yankee Acquisition Corp.
8.500%, 02/15/15	200	188,000
		266,375
Insurance — 0.9%
HUB International Holdings, Inc. 144A@
9.000%, 12/15/14	250	241,250
10.250%, 06/15/15	475	442,344
USI Holdings Corp. 144A @
9.750%, 05/15/15	125	110,781
		794,375
Internet — 0.1%
Terremark Worldwide, Inc. 144A @
12.000%, 06/15/17	125	136,250

Iron & Steel — 1.2%
Metals USA Holdings Corp. PIK
7.847%, 07/01/12	27	19,802
Reliance Steel & Aluminum Co.
6.200%, 11/15/16	175	173,300
Ryerson, Inc.
12.000%, 11/01/15	225	213,750
Steel Dynamics, Inc.
7.375%, 11/01/12	200	202,000
5.125%, 06/15/14 CONV	66	77,880
6.750%, 04/01/15	150	143,625
Tube City IMS Corp.
9.750%, 02/01/15	325	263,250
		1,093,607
Leisure Time — 0.4%
Cirsa Finance Luxembourg SA 144A @
8.750%, 05/15/14	50	70,607
Leslie’s Poolmart
7.750%, 02/01/13	275	275,000
		345,607
Lodging — 3.3%
Ameristar Casinos, Inc. 144A @
9.250%, 06/01/14	275	285,312
Gaylord Entertainment Co.
8.000%, 11/15/13	125	128,125
6.750%, 11/15/14	350	323,750
Harrah’s Operating Co., Inc. 144A@
10.000%, 12/15/15	62	51,460
11.250%, 06/01/17	200	202,000
10.000%, 12/15/18	200	159,000
Harrahs Operating Escrow LLC 144A @
11.250%, 06/01/17	225	231,188
Little Traverse Bay Bands of Odawa Indians 144A @¤
10.250%, 02/15/14	50	23,063
MGM Mirage
8.375%, 02/01/11	75	69,375
6.750%, 09/01/12	150	125,625
13.000%, 11/15/13 144A @	25	28,625
11.375%, 03/01/18 144A @	325	305,500
MGM Mirage 144A@
10.375%, 05/15/14	125	133,438
11.125%, 11/15/17	225	245,812
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/14	225	235,687
Wynn Las Vegas LLC
6.625%, 12/01/14	525	506,625
		3,054,585
Machinery - Diversified — 0.5%
Columbus McKinnon Corp.
8.875%, 11/01/13	300	303,000
CPM Holdings, Inc. 144A @
10.625%, 09/01/14	50	51,625
The Manitowoc Co., Inc.
7.125%, 11/01/13	75	64,875
		419,500
Media — 6.5%
Cengage Learning Acquisitions, Inc. 144A@
10.500%, 01/15/15	75	70,875
13.250%, 07/15/15 STEP	225	207,000
Charter Communications Operating LLC 144A @¤
12.875%, 09/15/14	125	135,313
CSC Holdings, Inc.
7.625%, 04/01/11	50	51,875
8.500%, 04/15/14 144A @	275	288,750
7.625%, 07/15/18	150	152,250
8.625%, 02/15/19 144A @	275	290,812
DirecTV Holdings LLC
6.375%, 06/15/15	100	101,250
7.625%, 05/15/16	325	347,750
DISH DBS Corp.
6.375%, 10/01/11	175	178,500
6.625%, 10/01/14	275	267,438
7.750%, 05/31/15	25	25,500
ION Media Networks, Inc. CONV^¤
11.000%, 07/31/13	1	0
Kabel Deutschland GmbH
10.625%, 07/01/14	200	210,500
Local Insight Regatta Holdings, Inc.
11.000%, 12/01/17	135	67,500
Mediacom Broadband LLC
8.500%, 10/15/15	250	252,500
Nexstar Broadcasting, Inc.^
7.000%, 01/15/14 PIK 144A@	131	65,507
7.000%, 01/15/14	43	21,500
Nexstar Finance Holdings LLC STEP
11.375%, 04/01/13	96	40,268

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Nielsen Finance LLC
11.625%, 02/01/14	$325	$342,875
10.000%, 08/01/14	125	125,625
11.500%, 05/01/16	25	26,250
19.318%, 08/01/16 STEP +	200	157,500
Sinclair Broadcast Group, Inc.
8.000%, 03/15/12	186	164,610
3.000%, 05/15/27 CONV	169	154,635
Sirius XM Radio, Inc.
9.625%, 08/01/13	100	90,750
9.750%, 09/01/15 144A @	50	51,000
Time Warner, Inc.
5.500%, 11/15/11	125	132,900
Umbrella Acquisition, Inc. PIK 144A @
9.750%, 03/15/15	737	567,297
Univision Communications, Inc. 144A @
12.000%, 07/01/14	175	188,125
Videotron Ltee
6.875%, 01/15/14	300	297,000
6.375%, 12/15/15	75	71,625
9.125%, 04/15/18 144A @	25	27,063
9.125%, 04/15/18	50	54,125
XM Satellite Radio, Inc. 144A@
11.250%, 06/15/13	100	104,500
13.000%, 08/01/13	500	490,000
7.000%, 12/01/14 CONV	225	162,844
		5,983,812
Metal Fabricate/Hardware — 0.3%
Metals USA, Inc.
11.125%, 12/01/15	250	240,312

Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	250	265,937
8.375%, 04/01/17	250	265,937
Novelis, Inc.
7.250%, 02/15/15	225	194,625
11.500%, 02/15/15 144A @	250	252,500
Teck Resources Ltd.
9.750%, 05/15/14	250	275,000
10.250%, 05/15/16	50	56,500
10.750%, 05/15/19	225	261,563
		1,572,062
Miscellaneous Manufacturing — 1.4%
AGY Holding Corp.
11.000%, 11/15/14	125	100,000
American Railcar Industries, Inc.
7.500%, 03/01/14	175	162,750
Bombardier, Inc. 144A@
6.750%, 05/01/12	50	50,250
6.300%, 05/01/14	200	193,000
8.000%, 11/15/14	50	51,250
7.450%, 05/01/34	150	130,875
Koppers Holdings, Inc. STEP
13.038%, 11/15/14+	450	451,125
Koppers, Inc.
9.875%, 10/15/13	100	103,250
RBS Global, Inc.
9.500%, 08/01/14	25	24,250
		1,266,750
Oil & Gas — 5.4%
Berry Petroleum Co.
10.250%, 06/01/14	125	133,437
Bill Barrett Corp.
9.875%, 07/15/16	150	157,875
5.000%, 03/15/28 CONV	100	94,375
Chesapeake Energy Corp.
9.500%, 02/15/15	450	473,625
Compton Petroleum Finance Corp.
7.625%, 12/01/13	350	264,250
Connacher Oil & Gas Ltd. 144A@
10.250%, 12/15/15	475	387,125
Continental Resources, Inc. 144A@
8.250%, 10/01/19	75	77,063
Denbury Resources, Inc.
9.750%, 03/01/16	175	185,937
Encore Acquisition Co.
6.250%, 04/15/14	50	46,500
9.500%, 05/01/16	75	79,125
7.250%, 12/01/17	200	186,000
Forest Oil Corp.
8.500%, 02/15/14 144A @	100	100,750
7.250%, 06/15/19	275	257,125
Hercules Offshore, Inc. CONV STEP 144A@
3.375%, 06/01/38	55	40,563
Hilcorp Energy I LP 144A @
7.750%, 11/01/15	400	378,000
Mariner Energy, Inc.
11.750%, 06/30/16	150	161,625
OPTI Canada, Inc.
7.875%, 12/15/14	100	76,500
8.250%, 12/15/14	450	348,750
Penn Virginia Corp.
4.500%, 11/15/12 CONV	125	112,500
10.375%, 06/15/16	100	108,000
PetroHawk Energy Corp.
9.125%, 07/15/13	300	308,250
10.500%, 08/01/14 144A @	150	161,250
7.875%, 06/01/15	50	49,250
Quicksilver Resources, Inc.
11.750%, 01/01/16	175	192,937
Range Resources Corp.
6.375%, 03/15/15	200	194,500
7.500%, 05/15/16	75	75,000
SandRidge Energy, Inc.
8.625%, 04/01/15 PIK	75	74,344
8.000%, 06/01/18 144A @	300	288,750
		5,013,406

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas Services — 1.1%
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	$25	$24,875
9.500%, 05/15/16 144A @	50	52,875
7.750%, 05/15/17	450	446,625
Complete Production Services, Inc.
8.000%, 12/15/16	450	409,500
Helix Energy Solutions Group, Inc. CONV
3.250%, 12/15/25	144	126,540
		1,060,415
Packaging and Containers — 2.6%
Ball Corp.
6.875%, 12/15/12	75	75,563
7.375%, 09/01/19	100	101,500
BWAY Corp. 144A @
10.000%, 04/15/14	275	290,812
Clondalkin Acquisition BV 144A @
2.299%, 12/15/13•	275	224,125
Crown Americas LLC
7.625%, 11/15/13	175	176,750
7.750%, 11/15/15	50	50,875
7.625%, 05/15/17 144A @	100	101,000
Graham Packaging Co. LP
9.875%, 10/15/14	275	282,562
Graphic Packaging International, Inc.
9.500%, 08/15/13	50	51,500
9.500%, 06/15/17 144A @	75	79,688
9.500%, 06/15/17 144A @	100	106,250
Plastipak Holdings, Inc. 144A@
8.500%, 12/15/15	225	227,250
10.625%, 08/15/19	75	79,500
Rock-Tenn Co.
8.200%, 08/15/11	125	129,688
9.250%, 03/15/16	125	133,750
Sealed Air Corp. 144A @
7.875%, 06/15/17	100	105,449
Solo Cup Co.
8.500%, 02/15/14	225	214,875
		2,431,137
Pharmaceuticals — 0.1%
Omnicare, Inc.
6.750%, 12/15/13	25	24,188
Valeant Pharmaceuticals International 144A @
8.375%, 06/15/16	75	76,125
		100,313
Pipelines — 1.8%
Copano Energy LLC
8.125%, 03/01/16	275	268,125
Dynegy Holdings, Inc.
7.500%, 06/01/15	250	231,250
7.750%, 06/01/19	575	490,188
El Paso Corp.
12.000%, 12/12/13	400	456,000
8.250%, 02/15/16	100	102,500
The Williams Cos., Inc.
8.750%, 01/15/20	100	114,964
		1,663,027
Real Estate Investment Trusts — 0.8%
Host Hotels & Resorts LP
6.750%, 06/01/16	225	213,750
2.625%, 04/15/27 CONV 144A @	200	183,750
Kilroy Realty LP CONV 144A @
3.250%, 04/15/12	113	101,559
Ventas Realty LP
6.500%, 06/01/16	200	194,000
		693,059
Retail — 4.4%
AmeriGas Partners LP
7.250%, 05/20/15	150	146,250
7.125%, 05/20/16	325	312,000
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/14	225	220,500
Couche-Tard U.S. LP
7.500%, 12/15/13	200	202,250
Dollar General Corp.
10.625%, 07/15/15	50	55,250
11.875%, 07/15/17 PIK	300	337,500
Dollarama Group LP
8.875%, 08/15/12	100	102,250
Ferrellgas Escrow LLC
6.750%, 05/01/14	200	190,250
Ferrellgas Partners LP
8.750%, 06/15/12	450	454,500
GameStop Corp.
8.000%, 10/01/12	225	232,312
HSN, Inc.
11.250%, 08/01/16	50	54,125
Inergy LP 144A @
8.750%, 03/01/15	125	128,437
Ltd. Brands, Inc.
6.900%, 07/15/17	25	23,574
8.500%, 06/15/19 144A @	125	130,766
Macy’s Retail Holdings, Inc.
5.350%, 03/15/12	175	170,342
O’Charley’s, Inc.
9.000%, 11/01/13	200	194,000
OSI Restaurant Partners, Inc.
10.000%, 06/15/15	75	66,188
QVC, Inc. 144A @
7.500%, 10/01/19	150	150,187
Rite Aid Corp.
9.750%, 06/12/16 144A @	50	54,000
10.375%, 07/15/16	75	74,063
Sally Holdings LLC
9.250%, 11/15/14	225	232,875
10.500%, 11/15/16	25	26,063
The Neiman-Marcus Group, Inc.
10.375%, 10/15/15	150	128,250
The Pantry, Inc.
7.750%, 02/15/14	250	233,125

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Wendy’s/Arby’s Group LLC 144A @
10.000%, 07/15/16	$150	$159,375
		4,078,432
Semiconductors — 0.7%
Advanced Micro Devices, Inc.
5.750%, 08/15/12 CONV	200	167,750
6.000%, 05/01/15	275	205,906
Avago Technologies Ltd.
10.125%, 12/01/13	200	210,500
STATS ChipPAC Ltd.
6.750%, 11/15/11	100	100,375
		684,531
Software — 0.9%
First Data Corp.
9.875%, 09/24/15	225	207,843
10.550%, 09/24/15 PIK	416	353,913
11.250%, 03/31/16	225	193,500
SS&C Technologies, Inc.
11.750%, 12/01/13	75	78,844
		834,100
Storage & Warehousing — 0.3%
Mobile Mini, Inc.
9.750%, 08/01/14	275	279,812

Telecommunications — 13.6%
Alcatel-Lucent USA, Inc. CONV
2.875%, 06/15/25	50	41,750
Broadview Networks Holdings, Inc.
11.375%, 09/01/12	225	206,156
CC Holdings GS V LLC 144A @
7.750%, 05/01/17	500	517,500
Centennial Communications Corp.
6.347%, 01/01/13•	150	146,250
Cincinnati Bell, Inc.
7.000%, 02/15/15	175	169,750
Cricket Communications, Inc.
9.375%, 11/01/14	350	355,250
10.000%, 07/15/15	100	102,750
Crown Castle International Corp.
9.000%, 01/15/15	350	366,625
Digicel Group Ltd. 144A @
8.875%, 01/15/15	475	441,750
Digicel Ltd. 144A @
9.250%, 09/01/12	400	406,000
Frontier Communications Corp.
6.250%, 01/15/13	100	98,000
8.250%, 05/01/14	175	180,250
GCI, Inc.
7.250%, 02/15/14	250	235,625
GeoEye, Inc. 144A @
9.625%, 10/01/15	75	75,938
Hughes Network Systems LLC
9.500%, 04/15/14	125	125,625
Intelsat Bermuda Ltd. 144A@
11.250%, 02/04/17 STEP •	325	322,562
11.500%, 02/04/17 PIK	159	148,219
Intelsat Corp.
9.250%, 06/15/16	400	412,000
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/16	125	133,750
Intelsat Subsidiary Holding Co. Ltd. 144A @
8.875%, 01/15/15	125	126,562
iPCS, Inc. PIK
3.733%, 05/01/14	403	308,511
Leap Wireless International, Inc. CONV
4.500%, 07/15/14	350	284,812
Level 3 Financing, Inc.
12.250%, 03/15/13	125	126,250
9.250%, 11/01/14	225	198,281
MetroPCS Wireless, Inc.
9.250%, 11/01/14	50	51,125
9.250%, 11/01/14	400	409,000
Millicom International Cellular SA
10.000%, 12/01/13	25	25,938
Nextel Communications, Inc.
6.875%, 10/31/13	300	278,250
7.375%, 08/01/15	100	89,750
NII Capital Corp. 144A @
10.000%, 08/15/16	375	390,000
NII Holdings, Inc. CONV
3.125%, 06/15/12	150	131,062
Nordic Telephone Co. Holdings 144A @
8.875%, 05/01/16	425	439,875
Orascom Telecom Finance SCA 144A @
7.875%, 02/08/14	75	71,625
PAETEC Holding Corp.
9.500%, 07/15/15	225	204,187
8.875%, 06/30/17 144A @	200	199,000
Qwest Communications International, Inc.
7.500%, 02/15/14	125	123,438
8.000%, 10/01/15 144A @	225	224,719
Qwest Corp.
8.875%, 03/15/12	100	105,250
8.375%, 05/01/16 144A @	200	207,000
SBA Communications Corp. CONV
1.875%, 05/01/13	75	69,030
4.000%, 10/01/14 144A @	141	156,862
SBA Telecommunications, Inc. 144A@
8.000%, 08/15/16	50	51,125
8.250%, 08/15/19	50	51,500
Sprint Capital Corp.
7.625%, 01/30/11	125	127,969
8.375%, 03/15/12	175	180,687
6.875%, 11/15/28	225	187,875
8.750%, 03/15/32	425	401,625
Sprint Nextel Corp.
6.000%, 12/01/16	75	66,938
8.375%, 08/15/17	750	746,250
Telesat Canada
11.000%, 11/01/15	325	346,125
12.500%, 11/01/17	125	133,125

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Valor Telecommunications Enterprises Finance Corp.
7.750%, 02/15/15	$150	$153,750
West Corp.
9.500%, 10/15/14	250	245,000
Wind Acquisition Finance SA 144A@
10.750%, 12/01/15	400	440,000
11.750%, 07/15/17	350	394,625
Windstream Corp.
8.125%, 08/01/13	25	25,688
8.625%, 08/01/16	250	255,625
		12,514,184
Textiles — 0.3%
Invista 144A @
9.250%, 05/01/12	300	300,000

Transportation — 0.7%
Bristow Group, Inc.
6.125%, 06/15/13	275	262,969
7.500%, 09/15/17	250	237,500
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	100	101,500
Kansas City Southern Railway
13.000%, 12/15/13	50	57,500
		659,469
TOTAL CORPORATE BONDS (Cost $80,973,496)		83,640,443

	Number of Shares
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A^*	9,238	462
Anvil Holdings, Inc., Class B^*	10,264	308
GeoEye, Inc.^*	612	7,350
iPCS, Inc. 144A@^*	300	0
MDP Acquisitions Plc 144A@^*	100	4,088
Pathmark Stores, Inc.^~*	2,350	0

TOTAL WARRANTS (Cost $89,011)		12,208

SHORT-TERM INVESTMENTS — 6.1%
T. Rowe Price Reserve Investment Fund (Cost $5,585,598)	5,585,598	5,585,598

TOTAL INVESTMENTS — 100.0% (Cost $89,998,298)(a)		$92,117,981

†	See Security Valuation Note.
*	Non-income producing security.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

^	Illiquid security. The total market value of illiquid securities at September 30, 2009 is $1,040,133.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2009 is $204,689.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)

At September 30, 2009, the cost for Federal income tax purposes was $90,016,236. Net unrealized appreciation was $2,101,744. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,619,445 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,517,701.

CONV — Convertible Security.
LLC — Limited Liability Company.
LP — Limited Partnership.
PIK — Payment in Kind Security.
Plc — Public Limited Company.
STEP — Step Coupon Bond.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$1,853,292	$1,852,461	$831	$—
PREFERRED STOCKS	1,026,440	980,368	—	46,072
CORPORATE BONDS	83,640,443	—	83,638,748	1,695
WARRANTS	12,208	7,350	4,858	—
SHORT-TERM INVESTMENTS	5,585,598	5,585,598	—	—
TOTAL INVESTMENTS	$92,117,981	$8,425,777	$83,644,437	$47,767

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/2008	$—
Transfers in and/or out of Level 3	47,767
Balance as of 9/30/2009	47,767

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — 63.2%
Aerospace & Defense — 3.8%
Goodrich Corp.	290,900	$15,807,506
Lockheed Martin Corp.	212,700	16,607,616
Northrop Grumman Corp.	92,900	4,807,575
United Technologies Corp.	137,300	8,365,689
		45,588,386
Agriculture — 2.3%
Altria Group, Inc.	199,600	3,554,876
Philip Morris International, Inc.	503,200	24,525,968
		28,080,844
Auto Parts & Equipment — 0.2%
Toyota Industries Corp.	65,900	1,804,002

Banks — 4.5%
Bank of America Corp.	601,915	10,184,402
JPMorgan Chase & Co.	441,400	19,342,148
State Street Corp.	178,800	9,404,880
U.S. Bancorp	118,600	2,592,596
Wells Fargo & Co.	439,600	12,387,928
		53,911,954
Beverages — 1.6%
PepsiCo, Inc.	273,100	16,020,046
The Coca-Cola Co.	53,100	2,851,470
		18,871,516
Chemicals — 0.1%
Air Products & Chemicals, Inc.	14,000	1,086,120

Commercial Services — 1.4%
The Western Union Co.	888,500	16,810,420

Computers — 0.8%
International Business Machines Corp.	78,400	9,377,424

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	270,582	15,672,109

Distribution & Wholesale — 0.3%
Mitsubishi Corp.	146,900	2,954,501

Diversified Financial Services — 0.8%
Ameriprise Financial, Inc.	275,500	10,008,915

Electric — 4.5%
American Electric Power Co., Inc.	392,800	12,172,872
Entergy Corp.	201,300	16,075,818
FPL Group, Inc.	52,900	2,921,667
NV Energy, Inc.	408,300	4,732,197
OGE Energy Corp.	309,000	10,221,720
PG&E Corp.	161,500	6,539,135
Xcel Energy, Inc.	57,700	1,110,148
		53,773,557
Electronics — 1.2%
Mettler-Toledo International, Inc.*	37,600	3,406,184
Tyco Electronics Ltd.	503,525	11,218,537
		14,624,721
Food — 3.1%
Campbell Soup Co.	94,800	3,092,376
General Mills, Inc.	172,514	11,106,451
Heinz (H.J.) Co.	135,600	5,390,100
Kellogg Co.	366,800	18,057,564
		37,646,491
Gas — 1.4%
Centerpoint Energy, Inc.	637,000	7,917,910
Sempra Energy	187,700	9,349,337
		17,267,247
Healthcare Products — 8.1%
Bard (C.R.), Inc.	188,200	14,794,402
Baxter International, Inc.	120,000	6,841,200
Becton, Dickinson & Co.	47,800	3,334,050
CareFusion Corp.*	476,091	10,378,784
Covidien Plc	699,025	30,239,821
DENTSPLY International, Inc.	87,800	3,032,612
Henry Schein, Inc.*	185,971	10,211,668
Johnson & Johnson	208,400	12,689,476
Stryker Corp.	130,500	5,928,615
		97,450,628
Household Products & Wares — 0.1%
Fortune Brands, Inc.	38,600	1,659,028

Insurance — 2.7%
AON Corp.	442,700	18,013,463
White Mountains Insurance Group Ltd.	47,000	14,429,470
		32,442,933
Machinery - Diversified — 0.2%
Roper Industries, Inc.	42,100	2,146,258

Media — 4.1%
Cablevision Systems Corp., Class A	754,200	17,912,250
Discovery Communications, Inc., Class A*	87,500	2,527,875
Discovery Communications, Inc., Class C*	91,900	2,392,157
Time Warner, Inc.	927,666	26,698,227
		49,530,509
Miscellaneous Manufacturing — 3.8%
3M Co.	178,400	13,165,920
Danaher Corp.	371,239	24,991,809
Tyco International Ltd.	218,825	7,545,086
		45,702,815
Oil & Gas — 4.1%
CNX Gas Corp.*	344,000	10,560,800
Exxon Mobil Corp.	436,800	29,968,848
Japan Petroleum Exploration Co.	54,400	2,766,992
Murphy Oil Corp.	96,800	5,572,776
		48,869,416
Pharmaceuticals — 3.3%
Allergan, Inc.	150,554	8,545,445
Cardinal Health, Inc.	154,382	4,137,438
McKesson Corp.	110,600	6,586,230
Pfizer, Inc.	401,200	6,639,860
Wyeth	272,800	13,252,624
		39,161,597

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pipelines — 3.5%
Spectra Energy Corp.	1,185,295	$22,449,487
The Williams Cos., Inc.	1,095,400	19,574,798
		42,024,285
Real Estate — 0.3%
The St. Joe Co.*	120,000	3,494,400

Retail — 3.6%
AutoZone, Inc.*	11,300	1,652,286
CVS Caremark Corp.	248,900	8,895,686
Kohl’s Corp.*	56,200	3,206,210
Lowe’s Cos., Inc.	690,800	14,465,352
McDonald’s Corp.	157,900	9,011,353
Wal-Mart Stores, Inc.	119,100	5,846,619
		43,077,506
Software — 1.1%
Electronic Arts, Inc.*	172,300	3,282,315
Microsoft Corp.	366,700	9,493,863
		12,776,178
Telecommunications — 1.0%
Vodafone Group Plc ADR	541,200	12,177,000

TOTAL COMMON STOCKS (Cost $637,438,246)		757,990,760

PREFERRED STOCKS — 2.3%
Diversified Financial Services — 0.5%
AMG Capital Trust I CONV	163,900	6,115,519

Electric — 0.3%
NRG Energy, Inc. CONV	2,800	3,987,200

Finance — 0.1%
Federal National Mortgage Association CONV*	70	411,250

Food — 0.1%
Heinz (H.J.) Finance Co. CONV 144A@^	15	1,541,720

Housewares — 0.5%
Newell Financial Trust I CONV~	159,100	5,589,501

Insurance — 0.6%
Aspen Insurance Holdings Ltd. CONV	131,475	6,672,356

Oil & Gas — 0.0%
Goodrich Petroleum Corp. CONV	5,543	263,639

Telecommunications — 0.2%
Crown Castle International Corp. CONV	51,000	2,676,480

TOTAL PREFERRED STOCKS (Cost $35,813,706)		27,257,665

	Par (000)
CORPORATE BONDS — 19.0%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. 144A@^
6.375%, 06/01/19	$610	673,080

Airlines — 0.1%
American Airlines Pass Through Trust 2009-1A
10.375%, 07/02/19	440	479,600
Continental Airlines, Inc.
9.000%, 07/08/16	1,000	1,060,000
		1,539,600
Banks — 1.3%
JPMorgan Chase & Co.
0.533%, 12/26/12•	6,535	6,589,430
Kreditanstalt fuer Wiederaufbau
4.875%, 06/17/19	8,340	9,069,033
		15,658,463
Biotechnology — 0.7%
Millipore Corp. CONV
3.750%, 06/01/26	7,608	7,912,320

Coal — 0.7%
Peabody Energy Corp.
6.875%, 03/15/13	425	429,250
4.750%, 12/15/41 CONV	8,924	7,853,120
		8,282,370
Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co.
5.500%, 02/01/34	785	828,418

Diversified Financial Services — 0.5%
BP Capital Markets Plc
4.750%, 03/10/19	910	956,754
Janus Capital Group, Inc.
6.950%, 06/15/17	1,850	1,760,432
Teco Finance, Inc.
7.000%, 05/01/12	1,675	1,789,416
The NASDAQ OMX Group, Inc. CONV
2.500%, 08/15/13	1,587	1,382,674
		5,889,276
Electric — 0.9%
Black Hills Corp.
9.000%, 05/15/14	350	396,676
Calpine Construction Finance Co. LP144A@^
8.000%, 06/01/16	2,800	2,870,000
Cilcorp, Inc.
8.700%, 10/15/09	1,000	1,000,000
Dominion Resources, Inc.
5.200%, 08/15/19	500	519,159
Duke Energy Corp.
6.300%, 02/01/14	870	962,461
Kansas Gas & Electric Co. 144A @^
6.700%, 06/15/19	490	561,081
NiSource Finance Corp.
0.977%, 11/23/09•	1,074	1,073,189

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Pacific Gas & Electric Co.
1.252%, 06/10/10•	$870	$874,860
Public Service Co. of Colorado
5.125%, 06/01/19	805	862,967
The Southern Co.
4.150%, 05/15/14	175	180,780
Virginia Electric & Power Co.
6.000%, 01/15/36	975	1,075,686
		10,376,859
Electrical Components & Equipment — 0.1%
SunPower Corp. CONV
4.750%, 04/15/14	928	1,192,480

Electronics — 0.3%
Agilent Technologies, Inc.
5.500%, 09/14/15	435	447,457
Newport Corp. CONV
2.500%, 02/15/12	3,930	3,453,487
		3,900,944
Environmental Control — 0.0%
Republic Services, Inc. 144A @^
5.500%, 09/15/19	526	541,863

Food — 0.2%
Kellogg Co.
5.125%, 12/03/12	435	472,194
4.450%, 05/30/16	1,480	1,547,904
Kraft Foods, Inc.
6.125%, 02/01/18	910	964,308
		2,984,406
Forest Products & Paper — 0.1%
Georgia-Pacific LLC 144A @
8.250%, 05/01/16	800	830,000

Gas — 0.0%
Atmos Energy Corp.
8.500%, 03/15/19	435	537,036

Healthcare Products — 0.4%
Beckman Coulter, Inc.
6.000%, 06/01/15	435	474,550
7.000%, 06/01/19	435	498,789
Becton Dickinson & Co.
5.000%, 05/15/19	435	459,448
CareFusion Corp. 144A @^
6.375%, 08/01/19	875	948,988
Johnson & Johnson
5.950%, 08/15/37	1,655	1,884,451
		4,266,226
Healthcare Services — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	3,676	3,216,500

Household Products & Wares — 0.2%
Fortune Brands, Inc.
5.125%, 01/15/11	930	953,675
6.375%, 06/15/14	1,735	1,802,688
		2,756,363
Internet — 0.0%
VeriSign, Inc. CONV
3.250%, 08/15/37	435	377,362

Iron & Steel — 0.2%
United States Steel Corp. CONV
4.000%, 05/15/14	1,206	1,917,540

Lodging — 0.2%
Hyatt Hotels Corp. 144A @^
6.875%, 08/15/19	1,090	1,118,497
MGM Mirage 144A@
10.375%, 05/15/14	300	320,250
11.125%, 11/15/17	375	409,687
		1,848,434
Machinery - Diversified — 0.1%
Roper Industries, Inc.
6.250%, 09/01/19	1,365	1,416,957

Media — 1.5%
CSC Holdings, Inc.
7.625%, 04/01/11	3,625	3,760,938
DIRECTV Holdings LLC 144A @^
5.875%, 10/01/19	315	313,031
Liberty Media LLC CONV
3.125%, 03/30/23	4,408	4,363,920
Sirius XM Radio, Inc. 144A @
9.750%, 09/01/15	100	102,000
Time Warner, Inc.
0.684%, 11/13/09•	4,545	4,546,150
6.875%, 05/01/12	3,310	3,643,714
XM Satellite Radio, Inc. 144A @
11.250%, 06/15/13	1,150	1,201,750
		17,931,503
Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.
4.995%, 04/01/15•	8,150	8,166,544
Newmont Mining Corp. CONV
1.250%, 07/15/14	2,016	2,399,040
1.625%, 07/15/17	3,006	3,513,263
Teck Resources Ltd.
9.750%, 05/15/14	1,125	1,237,500
10.750%, 05/15/19	800	930,000
		16,246,347
Miscellaneous Manufacturing — 0.3%
Actuant Corp. CONV
2.000%, 11/15/23	272	277,440
Honeywell International, Inc.
5.000%, 02/15/19	615	647,373
Tyco Electronics Group SA
6.000%, 10/01/12	1,750	1,851,463
6.550%, 10/01/17	910	952,605
		3,728,881

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — 1.4%
Anadarko Petroleum Corp.
8.700%, 03/15/19	$440	$526,091
ConocoPhillips
6.500%, 02/01/39	870	1,002,888
Devon Energy Corp.
6.300%, 01/15/19	560	617,838
EOG Resources, Inc.
5.625%, 06/01/19	2,180	2,386,485
Forest Oil Corp. 144A @
8.500%, 02/15/14	1,300	1,309,750
Goodrich Petroleum Corp. CONV
3.250%, 12/01/26	223	207,111
Hess Corp.
7.000%, 02/15/14	870	970,865
8.125%, 02/15/19	870	1,045,171
PetroHawk Energy Corp. 144A @
10.500%, 08/01/14	75	80,625
Pride International, Inc.
8.500%, 06/15/19	610	671,000
Questar Market Resources, Inc.
6.800%, 03/01/20	440	452,850
Quicksilver Resources, Inc.
11.750%, 01/01/16	1,200	1,323,000
1.875%, 11/01/24 CONV	778	881,085
Range Resources Corp.
8.000%, 05/15/19	750	768,750
Shell International Finance BV
6.375%, 12/15/38	1,305	1,549,626
StatoilHydro ASA
5.250%, 04/15/19	1,905	2,059,311
XTO Energy, Inc.
6.500%, 12/15/18	375	413,986
6.750%, 08/01/37	865	962,254
		17,228,686
Oil & Gas Services — 0.5%
Oil States International, Inc. CONV
2.375%, 07/01/25	4,889	6,264,031

Packaging and Containers — 0.0%
Ball Corp.
7.375%, 09/01/19	50	50,750
Silgan Holdings, Inc. 144A @
7.250%, 08/15/16	375	378,750
		429,500
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	2,811	3,025,339

Pipelines — 0.6%
Boardwalk Pipelines LP
5.750%, 09/15/19	870	868,579
Buckeye Partners LP
5.500%, 08/15/19	1,005	1,027,191
Gulfstream Natural Gas System LLC 144A @^
6.950%, 06/01/16	505	554,525
Magellan Midstream Partners LP
6.550%, 07/15/19	195	216,688
Southeast Supply Header LLC 144A @^
4.850%, 08/15/14	430	437,798
Spectra Energy Capital LLC
5.650%, 03/01/20	455	466,481
Tennessee Gas Pipeline Co.
8.000%, 02/01/16	100	113,500
The Williams Cos., Inc.
8.125%, 03/15/12	2,800	3,043,516
		6,728,278
Real Estate Investment Trusts — 0.6%
GGP LP CONV 144A @^¤
3.980%, 04/15/27	3,385	2,284,875
Host Hotels & Resorts LP CONV 144A @
2.625%, 04/15/27	5,153	4,734,318
Kilroy Realty LP CONV 144A @
3.250%, 04/15/12	557	500,604
		7,519,797
Regional — 0.1%
Province of Ontario Canada•
0.875%, 05/22/12	1,740	1,758,454

Retail — 1.8%
Group 1 Automotive, Inc. CONV STEP
2.250%, 06/15/36•	6,216	4,327,890
Home Depot, Inc.
0.420%, 12/16/09•	7,228	7,223,860
4.625%, 08/15/10	218	224,274
5.400%, 03/01/16	2,175	2,273,934
Penske Auto Group, Inc.
7.750%, 12/15/16	2,125	1,960,313
3.500%, 04/01/26 CONV	2,361	2,484,952
Wal-Mart Stores, Inc.
3.200%, 05/15/14	555	566,658
6.500%, 08/15/37	770	898,675
Walgreen Co.
4.875%, 08/01/13	435	468,904
5.250%, 01/15/19	935	1,016,474
		21,445,934
Semiconductors — 2.2%
Analog Devices, Inc.
5.000%, 07/01/14	2,190	2,300,921
Linear Technology Corp. CONV
3.000%, 05/01/27	17,005	16,409,825
Xilinx, Inc. CONV
3.125%, 03/15/37	8,074	7,095,028
		25,805,774
Telecommunications — 1.8%
Alcatel-Lucent USA, Inc. CONV
2.875%, 06/15/25	3,600	3,006,000

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
American Tower Corp.
7.125%, 10/15/12	$1,425	$1,446,375
CC Holdings GS V LLC 144A @
7.750%, 05/01/17	3,400	3,519,000
Crown Castle International Corp.
9.000%, 01/15/15	500	523,750
Harris Corp.
6.375%, 06/15/19	260	286,965
JDS Uniphase Corp. CONV
1.000%, 05/15/26	5,290	4,443,600
MetroPCS Wireless, Inc.
9.250%, 11/01/14	1,625	1,661,562
9.250%, 11/01/14	375	383,438
SBA Communications Corp. CONV
1.875%, 05/01/13	959	882,664
SBA Telecommunications, Inc. 144A@
8.000%, 08/15/16	300	306,750
8.250%, 08/15/19	225	231,750
Sprint Capital Corp.
8.375%, 03/15/12	2,650	2,736,125
6.900%, 05/01/19	300	268,500
Verizon Wireless Capital LLC 144A@^
3.025%, 05/20/11•	1,750	1,810,422
3.750%, 05/20/11	615	634,512
		22,141,413
TOTAL CORPORATE BONDS (Cost $215,678,598)		227,200,434

LOAN AGREEMENTS — 4.4%
Auto Parts & Equipment — 0.1%
Lear Corp.‡
1.750%, 04/25/12	1,250	1,121,875

Biotechnology — 0.1%
Life Technologies Corp.‡
5.250%, 11/21/15	594	597,585

Chemicals — 0.0%
Ashland, Inc.‡
7.650%, 05/20/14	489	499,546

Diversified Financial Services — 0.3%
Nuveen Investment, Inc.‡
3.488%, 11/13/14	4,088	3,521,678

Engineering & Construction — 0.2%
CSC Holdings, Inc.‡
1.299%, 02/24/12	1,155	1,116,122
2.049%, 03/30/16	1,492	1,467,750
		2,583,872
Food — 1.1%
Wm. Wrigley Jr. Co.‡
6.500%, 10/06/14	12,528	12,731,305

Forest Products & Paper — 0.6%
Georgia-Pacific Corp.‡
2.339%, 12/20/10	603	592,706
2.302%, 12/20/12	6,906	6,633,882
		7,226,588
Healthcare Products — 0.2%
BSC International‡
2.354%, 04/21/11	2,496	2,428,939

Healthcare Services — 0.2%
HCA, Inc.‡
2.098%, 11/18/12	2,785	2,605,687

Lodging — 0.2%
MGM Mirage‡
6.000%, 10/03/11	2,822	2,582,867

Media — 1.4%
Charter Communications Operating LLC‡
9.250%, 03/06/14	1,492	1,504,558
Discovery Communications‡
2.598%, 05/14/14	2,475	2,400,443
5.250%, 05/14/14	1,990	2,019,233
The Weather Channel, Inc.‡
7.250%, 07/25/15	10,648	10,781,193
		16,705,427
TOTAL LOAN AGREEMENTS (Cost $48,774,016)		52,605,369

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Automatic Data Processing, Inc., $50, 01/16/10*	43	430
Danaher Corp., $80, 01/16/10*	46	1,380
International Paper Co., $35, 01/16/10*	47	235
Johnson & Johnson, $65, 01/16/10*	141	9,165
Johnson & Johnson, $70, 01/16/10*	87	1,305
Northrop Grumman Corp., $80, 01/16/10*	17	85
Wellpoint, Inc., $50, 01/16/10*	338	106,470

TOTAL PURCHASED OPTIONS
(Cost $387,813)		119,070

Number of Shares
SHORT-TERM INVESTMENTS — 11.6%
T. Rowe Price Reserve Investment Fund (Cost $139,632,202)	139,632,202	139,632,202

	Number of Contracts
WRITTEN OPTIONS — (0.5)%
Call Options — (0.5)%
3M Co., $65, 01/16/10*	(1,714)	(1,664,294)
Altria Group, Inc.,$20, 01/22/11*	(996)	(73,704)

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
American Electric Power Co., Inc., $32.5, 02/20/10*	$(1,805)	$(144,400)
American Electric Power Co., Inc., $35, 01/22/11*	(924)	(97,020)
Exxon Mobil Corp., $75, 01/22/11*	(1,311)	(629,280)
Fortune Brands, Inc., $40, 01/16/10*	(386)	(200,720)
FPL Group, Inc., $55, 01/16/10*	(529)	(142,301)
General Mills, Inc., $70, 01/16/10*	(384)	(24,960)
Heinz (H.J.) Finance Co., $40, 01/16/10*	(828)	(124,200)
Kohl’s Corp., $50, 01/16/10*	(562)	(477,700)
Microsoft Corp., $22.5, 01/16/10*	(2,377)	(879,490)
PepsiCo, Inc., $60, 01/16/10*	(436)	(82,840)
PepsiCo, Inc., $70, 01/22/11*	(507)	(86,190)
Pfizer, Inc., $20, 01/22/11*	(3,690)	(313,650)
PG&E Corp., $40, 01/16/10*	(1,215)	(230,850)
Sempra Energy, $50, 01/16/10*	(1,081)	(248,630)
Spectra Energy Corp.,$20, 03/20/10*	(1,558)	(124,640)
The Coca Cola Co., $47.5, 01/16/10*	(531)	(339,309)
The Procter & Gamble Co., $60, 01/16/10*	(1,564)	(234,600)
The Williams Cos., Inc., $20, 01/16/10*	(1,799)	(134,925)
Wal- Mart Stores, Inc., $60, 01/16/10*	(965)	(5,790)
Xcel Energy, Inc., $20, 01/16/10*	(577)	(23,080)

TOTAL WRITTEN OPTIONS (Premiums $(4,998,678))		(6,282,573)

TOTAL INVESTMENTS — 100.0%
(Cost $1,072,725,903)(a)		$1,198,522,927

†	See Security Valuation Note.
*	Non-income producing security.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2009 is $14,290,392.
~	Fair valued security. The total market value of fair valued securities at September 30, 2009 is $5,589,501.
¤	Defaulted Security.
‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2009. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(a)

At September 30, 2009, the cost for Federal income tax purposes was $1,089,949,080. Net unrealized appreciation was $108,573,847. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $150,986,420 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $42,412,573.

ADR — American Depository Receipt.
CONV — Convertible Security.
LLC — Limited Liability Company.
LP — Limited Partnership.
Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$757,990,760	$750,465,266	$7,525,494	$—
PREFERRED STOCKS	27,257,665	17,680,964	9,576,701	—
CORPORATE BONDS	227,200,434	—	227,200,434	—
LOAN AGREEMENTS	52,605,369	—	52,605,369	—
PURCHASED OPTIONS	119,070	118,640	430	—
SHORT-TERM INVESTMENTS	139,632,202	139,632,202	—	—
TOTAL INVESTMENTS	1,204,805,500	907,897,072	296,908,428	—
Total Assets	$1,204,805,500	$907,897,072	$296,908,428	$—

LIABILITIES TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
WRITTEN OPTIONS	$(6,282,573)	$(3,086,859)	$(3,195,714)	$—
Total Liabilities	$(6,282,573)	$(3,086,859)	$(3,195,714)	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund (Cost $36,901,163)	4,687,693	$35,017,070

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund (Cost $22,816,655)	2,129,992	23,344,713

SHORT-TERM INVESTMENTS — 0.3%
Blackrock Liquidity Funds TempCash - Institutional Shares	100,000	100,000
Blackrock Liquidity Funds TempFund - Institutional Shares	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)		200,000

TOTAL INVESTMENTS — 100.0% (Cost $59,917,818)(a)		$58,561,783

†	See Security Valuation Note.
(a)

At September 30, 2009, the cost for Federal income tax purposes was $63,145,823. Net unrealized depreciation was $4,584,040. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $528,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,112,098.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$35,017,070	$35,017,070	$—	$—
AFFILIATED FIXED INCOME FUNDS	23,344,713	23,344,713	—	—
SHORT-TERM INVESTMENTS	200,000	200,000	—	—
TOTAL INVESTMENTS	$58,561,783	$58,561,783	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 99.6%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	7,600	$593,408

Apparel — 0.8%
NIKE, Inc., Class B	16,900	1,093,430

Auto Manufacturers — 0.6%
PACCAR, Inc.	20,800	784,368

Banks — 8.4%
Bank of America Corp.	77,300	1,307,916
JPMorgan Chase & Co.	47,800	2,094,596
Morgan Stanley	27,100	836,848
Northern Trust Corp.	16,400	953,824
PNC Financial Services Group, Inc.	16,000	777,440
State Street Corp.	32,500	1,709,500
The Goldman Sachs Group, Inc.	8,800	1,622,280
U.S. Bancorp	32,600	712,636
Wells Fargo & Co.	36,000	1,014,480
		11,029,520
Beverages — 1.6%
PepsiCo, Inc.	35,300	2,070,698

Biotechnology — 2.7%
Celgene Corp.*	12,800	715,520
Gilead Sciences, Inc.*	55,600	2,589,848
Illumina, Inc.*	6,000	255,000
		3,560,368
Chemicals — 2.2%
Monsanto Co.	14,600	1,130,040
Praxair, Inc.	21,900	1,789,011
		2,919,051
Commercial Services — 6.7%
Apollo Group, Inc., Class A*	9,500	699,865
Automatic Data Processing, Inc.	21,100	829,230
Companhia Brasileira de Meios de Pagamento	97,000	960,911
Mastercard, Inc., Class A	7,100	1,435,265
Quanta Services, Inc.*	9,500	210,235
The Western Union Co.	90,300	1,708,476
Visa, Inc., Class A	43,600	3,013,196
		8,857,178
Computers — 6.7%
Accenture Ltd. Plc, Class A	33,600	1,252,272
Apple, Inc.*	41,000	7,600,170
		8,852,442
Cosmetics & Personal Care — 1.5%
The Procter & Gamble Co.	34,712	2,010,519

Distribution & Wholesale — 0.1%
Fastenal Co.	3,500	135,450

Diversified Financial Services — 4.0%
American Express Co.	33,000	1,118,700
BlackRock, Inc.	2,300	498,686
Franklin Resources, Inc.	6,800	684,080
IntercontinentalExchange, Inc.*	7,700	748,363
Invesco Ltd.	59,300	1,349,668
The Charles Schwab Corp.	43,700	836,855
		5,236,352
Electronics — 1.1%
Dolby Laboratories, Inc., Class A*	23,900	912,741
Toshiba Corp.*	92,000	481,551
		1,394,292
Engineering & Construction — 0.3%
McDermott International, Inc.*	15,100	381,577

Environmental Control — 0.5%
Republic Services, Inc.	26,700	709,419

Food — 0.7%
Nestle S.A.	20,734	885,148

Healthcare Products — 2.3%
Covidien Plc	8,850	382,851
Intuitive Surgical, Inc.*	5,000	1,311,250
St. Jude Medical, Inc.*	19,100	745,091
Stryker Corp.	14,200	645,106
		3,084,298
Healthcare Services — 0.7%
WellPoint, Inc.*	20,300	961,408

Internet — 11.9%
Amazon.com, Inc.*	58,000	5,414,880
Expedia, Inc.*	41,477	993,374
Google, Inc., Class A*	11,800	5,851,030
McAfee, Inc.*	33,100	1,449,449
priceline.com, Inc.*	3,900	646,698
TENCENT Holdings Ltd.	84,900	1,377,913
		15,733,344
Leisure Time — 0.2%
Carnival Corp.	9,700	322,816

Lodging — 1.0%
Marriott International, Inc., Class A	28,196	777,928
MGM Mirage, Inc.*	30,900	372,036
Wynn Macau Ltd.*~	132,800	172,724
		1,322,688
Machinery - Diversified — 0.3%
Deere & Co.	10,000	429,200

Media — 1.5%
The McGraw-Hill Cos., Inc.	53,400	1,342,476
The Walt Disney Co.	21,400	587,644
		1,930,120
Metal Fabricate/Hardware — 0.8%
Precision Castparts Corp.	10,200	1,039,074

Mining — 0.9%
Agnico-Eagle Mines Ltd.	1,600	108,560
BHP Billiton Ltd.	31,481	1,038,260
		1,146,820

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 3.6%
3M Co.	10,300	$760,140
Danaher Corp.	59,100	3,978,612
		4,738,752
Oil & Gas — 4.0%
EOG Resources, Inc.	10,200	851,802
Exxon Mobil Corp.	17,000	1,166,370
Murphy Oil Corp.	10,800	621,756
Petroleo Brasileiro S.A. ADR	43,900	1,725,709
Suncor Energy, Inc.	25,900	895,104
		5,260,741
Oil & Gas Services — 2.9%
Cameron International Corp.*	22,900	866,078
Schlumberger Ltd.	37,200	2,217,120
Smith International, Inc.	24,900	714,630
		3,797,828
Pharmaceuticals — 8.8%
Allergan, Inc.	29,400	1,668,744
Elan Corp. Plc ADR*	44,900	319,239
Express Scripts, Inc.*	32,600	2,529,108
McKesson Corp.	22,700	1,351,785
Medco Health Solutions, Inc.*	79,000	4,369,490
Novo Nordisk A/S, B Shares	8,058	506,800
Teva Pharmaceutical Industries Ltd. ADR	16,800	849,408
		11,594,574
Retail — 7.4%
AutoZone, Inc.*	11,500	1,681,530
Carmax, Inc.*	14,900	311,410
Costco Wholesale Corp.	18,600	1,050,156
CVS Caremark Corp.	32,979	1,178,669
Dollar Tree, Inc.*	8,800	428,384
Kohl’s Corp.*	10,800	616,140
Lowe’s Cos., Inc.	45,800	959,052
O’Reilly Automotive, Inc.*	13,000	469,820
Starbucks Corp.*	52,500	1,084,125
Wal-Mart Stores, Inc.	27,300	1,340,157
Yum! Brands, Inc.	20,100	678,576
		9,798,019
Semiconductors — 2.4%
Broadcom Corp., Class A*	23,600	724,284
Intel Corp.	31,200	610,584
Marvell Technology Group Ltd.*	84,200	1,363,198
Samsung Electronics Co. Ltd.	639	441,159
		3,139,225
Software — 2.8%
Autodesk, Inc.*	31,600	752,080
Microsoft Corp.	88,675	2,295,796
Salesforce.com, Inc.*	11,300	643,309
		3,691,185
Telecommunications — 8.3%
American Tower Corp., Class A*	55,900	2,034,760
Cisco Systems, Inc.*	73,400	1,727,836
Crown Castle International Corp.*	85,100	2,668,736
Juniper Networks, Inc.*	41,700	1,126,734
Leap Wireless International, Inc.*	13,000	254,150
MetroPCS Communications, Inc.*	33,100	309,816
QUALCOMM, Inc.	61,400	2,761,772
		10,883,804
Transportation — 1.4%
Expeditors International of Washington, Inc.	24,800	871,720
Union Pacific Corp.	3,800	221,730
United Parcel Service, Inc., Class B	14,400	813,168
		1,906,618
TOTAL COMMON STOCKS (Cost $118,225,358)		131,293,734

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	210,488	210,488
BlackRock Liquidity Funds TempFund - Institutional Shares	210,488	210,488
T. Rowe Price Reserve Investment Fund	47,558	47,558

TOTAL SHORT-TERM INVESTMENTS (Cost $468,534)		468,534

TOTAL INVESTMENTS — 100.0% (Cost $118,693,892)(a)		$131,762,268

†	See Security Valuation Note.
*	Non—income producing security.
(a)

At September 30, 2009, the cost for Federal income tax purposes was $120,974,722. Net unrealized appreciation was $10,787,546. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,525,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,738,074.

~	Fair valued security. The total market value of fair valued securities at September 30, 2009 is $172,724.

ADR — American Depository Receipt.

Plc — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	88.9%	$117,103,580
Brazil	2.0%	2,686,620
France	1.7%	2,217,120
Ireland	1.2%	1,635,123
China	1.1%	1,377,913
Bermuda	1.0%	1,363,198
Australia	0.8%	1,038,260
Canada	0.8%	1,003,664
Switzerland	0.7%	885,148
Israel	0.6%	849,408
Denmark	0.4%	506,800
Japan	0.4%	481,551
South Korea	0.3%	441,159
Cayman Islands	0.1%	172,724
	100.0%	$131,762,268

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$131,293,734	$126,390,179	$4,903,555	$—
SHORT-TERM INVESTMENTS	468,534	468,534	—	—
TOTAL INVESTMENTS	$131,762,268	$126,858,713	$4,903,555	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.7%
Agriculture — 1.3%
Archer-Daniels-Midland Co.	11,830	$345,673

Apparel — 0.6%
Coach, Inc.	5,160	169,867

Auto Manufacturers — 0.6%
Honda Motor Co. Ltd. ADR	5,670	171,858

Banks — 2.2%
Fifth Third Bancorp	12,380	125,409
The Goldman Sachs Group, Inc.	2,640	486,684
		612,093
Beverages — 2.9%
PepsiCo, Inc.	13,540	794,256

Biotechnology — 6.8%
Alexion Pharmaceuticals, Inc.*	3,530	157,226
Amgen, Inc.*	13,460	810,696
Gilead Sciences, Inc.*	19,320	899,926
		1,867,848
Chemicals — 1.3%
Monsanto Co.	4,578	354,337

Commercial Services — 3.3%
Mastercard, Inc., Class A	1,410	285,032
Robert Half International, Inc.	6,860	171,637
Visa, Inc., Class A	6,410	442,995
		899,664
Computers — 4.5%
Apple, Inc.*	6,699	1,241,794

Cosmetics & Personal Care — 2.7%
Avon Products, Inc.	9,760	331,450
Colgate-Palmolive Co.	5,200	396,656
		728,106
Diversified Financial Services — 7.9%
Ameriprise Financial, Inc.	10,110	367,296
BlackRock, Inc.	2,230	483,509
Fortress Investment Group LLC*	25,760	133,952
IntercontinentalExchange, Inc.*	2,030	197,296
T. Rowe Price Group, Inc.	9,950	454,715
The Charles Schwab Corp.	26,570	508,815
		2,145,583
Entertainment — 0.8%
International Game Technology	10,300	221,244

Food — 1.0%
Whole Foods Market, Inc.*	8,490	258,860

Healthcare Products — 1.6%
Intuitive Surgical, Inc.*	660	173,085
St. Jude Medical, Inc.*	6,650	259,416
		432,501
Home Builders — 1.3%
Pulte Homes, Inc.	32,280	354,757

Insurance — 1.2%
Hartford Financial Services Group, Inc.	12,140	321,710

Internet — 5.6%
Amazon.com, Inc.*	6,020	562,027
F5 Networks, Inc.*	4,640	183,883
Google, Inc., Class A*	1,598	792,369
		1,538,279
Lodging — 1.0%
Wynn Resorts Ltd.*	4,000	283,560

Machinery - Construction & Mining — 1.8%
Caterpillar, Inc.	4,940	253,570
Joy Global, Inc.	4,970	243,232
		496,802
Machinery - Diversified — 0.8%
Cummins, Inc.	4,650	208,366

Media — 1.2%
Cablevision Systems Corp., Class A	14,310	339,862

Mining — 2.5%
Alcoa, Inc.	29,900	392,288
Rio Tinto Plc ADR	1,780	303,116
		695,404
Oil & Gas — 9.1%
Occidental Petroleum Corp.	6,710	526,064
PetroHawk Energy Corp.*	12,690	307,225
Petroleo Brasileiro S.A. ADR	11,480	526,932
Questar Corp.	7,380	277,193
Southwestern Energy Co.*	8,350	356,378
Transocean Ltd.*	5,890	503,771
		2,497,563
Oil & Gas Services — 3.4%
Cameron International Corp.*	12,238	462,841
Weatherford International Ltd.*	23,020	477,205
		940,046
Pharmaceuticals — 4.6%
Allergan, Inc.	3,290	186,741
Express Scripts, Inc.*	6,300	488,754
Pfizer, Inc.	23,280	385,284
Teva Pharmaceutical Industries Ltd. ADR	3,620	183,027
		1,243,806
Pipelines — 0.9%
Enbridge, Inc.	6,080	235,904

Retail — 4.8%
CVS Caremark Corp.	12,752	455,756
Guess?, Inc.	5,774	213,869
Kohl’s Corp.*	6,820	389,081
Lowe’s Cos., Inc.	12,370	259,028
		1,317,734
Semiconductors — 6.1%
Applied Materials, Inc.	38,420	514,828
ASML Holding N.V.	10,570	312,555
Broadcom Corp., Class A*	12,490	383,318

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.*	13,610	$464,918
		1,675,619
Software — 2.3%
Adobe Systems, Inc.*	5,840	192,954
MSCI, Inc., Class A*	7,130	211,190
Salesforce.com, Inc.*	3,690	210,072
		614,216
Telecommunications — 11.2%
Alcatel-Lucent ADR*	60,290	270,702
America Movil S.A.B. de CV, Series L ADR	6,530	286,210
China Unicom (Hong Kong) Ltd. ADR	24,550	349,592
Cisco Systems, Inc.*	43,770	1,030,346
Juniper Networks, Inc.*	9,150	247,233
Millicom International Cellular S.A.*	1,950	141,843
QUALCOMM, Inc.	16,085	723,503
		3,049,429
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	3,250	187,688

Water — 0.7%
Aqua America, Inc.	10,680	188,395

TOTAL COMMON STOCKS (Cost $22,326,369)		26,432,824

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Mixed Industrial/Office — 0.8%
Digital Realty Trust, Inc. (Cost $164,029)	4,530	207,067

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	343,422	343,422
BlackRock Liquidity Funds TempFund - Institutional Shares	343,422	343,422

TOTAL SHORT-TERM INVESTMENTS (Cost $686,844)		686,844

TOTAL INVESTMENTS — 100.0% (Cost $23,177,242)(a)		$27,326,735

† See Security Valuation Note.
* Non-income producing security.
(a)

At September 30, 2009, the cost for Federal income tax purposes was $23,723,497. Net unrealized appreciation was $3,603,238. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,386,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $782,838.

ADR — American Depository Receipt.
LLC — Limited Liability Company.
Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$26,432,824	$26,432,824	$—	$—
REAL ESTATE INVESTMENT TRUSTS	207,067	207,067	—	—
SHORT-TERM INVESTMENTS	686,844	686,844	—	—
TOTAL INVESTMENTS	$27,326,735	$27,326,735	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.1%
Apparel — 1.0%
Coach, Inc.	37,220	$1,225,282

Auto Parts & Equipment — 0.8%
Johnson Controls, Inc.	38,080	973,325

Banks — 3.5%
Bank of America Corp.	157,630	2,667,100
JPMorgan Chase & Co.	35,750	1,566,565
		4,233,665
Beverages — 1.7%
Coca-Cola Enterprises, Inc.	94,130	2,015,323

Biotechnology — 2.9%
Celgene Corp.*	28,310	1,582,529
Gilead Sciences, Inc.*	42,497	1,979,510
		3,562,039
Chemicals — 0.9%
The Dow Chemical Co.	41,490	1,081,644

Coal — 1.4%
Peabody Energy Corp.	46,499	1,730,693

Commercial Services — 2.3%
Alliance Data Systems Corp.*	21,710	1,326,047
Mastercard, Inc., Class A	7,440	1,503,996
		2,830,043
Computers — 10.4%
Apple, Inc.*	27,040	5,012,405
EMC Corp.*	132,650	2,260,356
Hewlett-Packard Co.	67,984	3,209,524
International Business Machines Corp.	18,470	2,209,197
		12,691,482
Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	56,840	1,930,286

Diversified Financial Services — 3.2%
American Express Co.	81,750	2,771,325
Invesco Ltd.	50,640	1,152,566
		3,923,891
Electronics — 3.2%
Amphenol Corp., Class A	28,190	1,062,199
Thermo Fisher Scientific, Inc.*	27,943	1,220,271
Tyco Electronics Ltd.	70,980	1,581,435
		3,863,905
Energy-Alternate Sources — 1.0%
First Solar, Inc.*	7,580	1,158,679

Engineering & Construction — 3.3%
Fluor Corp.	40,310	2,049,764
Foster Wheeler AG*	60,740	1,938,213
		3,987,977
Healthcare Products — 2.9%
Baxter International, Inc.	14,110	804,411
Covidien Plc	32,370	1,400,327
St. Jude Medical, Inc.*	34,520	1,346,625
		3,551,363
Healthcare Services — 0.9%
UnitedHealth Group, Inc.	46,210	1,157,098

Internet — 10.4%
Amazon.com, Inc.*	26,230	2,448,833
eBay, Inc.*	53,830	1,270,926
Equinix, Inc.*	21,450	1,973,400
Expedia, Inc.*	48,810	1,169,000
Google, Inc., Class A*	6,410	3,178,398
Yahoo!, Inc.*	148,250	2,640,333
		12,680,890
Iron & Steel — 2.2%
Nucor Corp.	57,350	2,696,024

Machinery - Diversified — 1.2%
Rockwell Automation, Inc.	35,530	1,513,578

Media — 1.8%
The DIRECTV Group, Inc.*	77,530	2,138,277

Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc.*	32,025	2,197,235

Miscellaneous Manufacturing — 3.4%
Ingersoll-Rand Plc	62,546	1,918,286
Tyco International Ltd.	65,120	2,245,338
		4,163,624
Oil & Gas — 5.7%
Noble Corp.	47,580	1,806,137
Noble Energy, Inc.	28,070	1,851,497
Suncor Energy, Inc.	49,950	1,726,272
Transocean Ltd.*	18,050	1,543,817
		6,927,723
Oil & Gas Services — 0.7%
Weatherford International Ltd.*	42,260	876,050

Pharmaceuticals — 2.0%
Teva Pharmaceutical Industries Ltd. ADR	47,063	2,379,505

Retail — 6.3%
Best Buy Co., Inc.	41,020	1,539,070
CVS Caremark Corp.	75,201	2,687,684
TJX Cos., Inc.	46,940	1,743,821
Yum! Brands, Inc.	49,770	1,680,235
		7,650,810
Semiconductors — 7.7%
Broadcom Corp., Class A*	63,575	1,951,117
Intel Corp.	100,140	1,959,740
Micron Technology, Inc.*	181,540	1,488,628
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	184,087	2,017,593
Texas Instruments, Inc.	83,670	1,982,142
		9,399,220

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 3.5%
Activision Blizzard, Inc.*	87,170	$1,080,036
Microsoft Corp.	121,770	3,152,626
		4,232,662
Telecommunications — 11.4%
American Tower Corp., Class A*	66,286	2,412,810
Cisco Systems, Inc.*	178,210	4,195,063
Juniper Networks, Inc.*	57,120	1,543,382
Motorola, Inc.	302,142	2,595,400
QUALCOMM, Inc.	68,614	3,086,258
		13,832,913
TOTAL COMMON STOCKS (Cost $107,923,568)		120,605,206

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	578,295	578,295
BlackRock Liquidity Funds TempFund - Institutional Shares	578,295	578,295

TOTAL SHORT-TERM INVESTMENTS (Cost $1,156,590)		1,156,590

TOTAL INVESTMENTS — 100.0% (Cost $109,080,158)(a)		$121,761,796

†               See Security Valuation Note.

*              Non-income producing security.

(a)       At September 30, 2009, the cost for Federal income tax purposes was $110,067,514. Net unrealized appreciation was $11,694,282. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,208,707 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,514,425.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$120,605,206	$120,605,206	$—	$—
SHORT-TERM INVESTMENTS	1,156,590	1,156,590	—	—
TOTAL INVESTMENTS	$121,761,796	$121,761,796	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 96.2%
Auto Manufacturers — 2.0%
Navistar International Corp.*	73,540	$2,751,867

Banks — 11.8%
Bank of America Corp.	139,590	2,361,863
JPMorgan Chase & Co.	117,650	5,155,423
Morgan Stanley	42,500	1,312,400
The Goldman Sachs Group, Inc.	15,520	2,861,112
Wells Fargo & Co.	165,450	4,662,381
		16,353,179
Beverages — 1.4%
Molson Coors Brewing Co., Class B	41,250	2,008,050

Biotechnology — 0.6%
Genzyme Corp.*	13,600	771,528

Chemicals — 4.4%
Lubrizol Corp.	60,770	4,342,624
Potash Corp. of Saskatchewan, Inc.	18,740	1,692,972
		6,035,596
Commercial Services — 0.0%
AerCap Holdings N.V.*	5,800	52,606

Computers — 1.6%
Dell, Inc.*	96,330	1,469,996
Hewlett-Packard Co.	15,560	734,587
		2,204,583
Diversified Financial Services — 0.6%
SLM Corp.*	92,500	806,600

Electric — 5.6%
Edison International	80,890	2,716,286
Exelon Corp.	58,430	2,899,297
PG&E Corp.	51,700	2,093,333
		7,708,916
Electrical Components & Equipment — 0.9%
General Cable Corp.*	33,600	1,315,440

Food — 2.8%
The Kroger Co.	188,380	3,888,163

Healthcare Products — 3.1%
Covidien Plc	99,030	4,284,038

Healthcare Services — 1.3%
Aetna, Inc.	65,630	1,826,483

Insurance — 8.0%
ACE Ltd.*	12,820	685,357
Assurant, Inc.	96,920	3,107,255
Everest Re Group Ltd.	28,000	2,455,600
MetLife, Inc.	93,470	3,558,403
Prudential Financial, Inc.	26,190	1,307,143
		11,113,758
Internet — 1.3%
Google, Inc., Class A*	3,780	1,874,313

Media — 8.6%
Cablevision Systems Corp., Class A	69,860	1,659,175
News Corp., Class A	429,024	5,143,998
Time Warner Cable, Inc.	119,616	5,154,253
		11,957,426
Miscellaneous Manufacturing — 4.7%
Tyco International Ltd.	188,200	6,489,136

Oil & Gas — 15.1%
Apache Corp.	23,500	2,158,005
Chevron Corp.	90,340	6,362,646
Devon Energy Corp.	30,640	2,062,991
EOG Resources, Inc.	8,400	701,484
Exxon Mobil Corp.	44,610	3,060,692
Marathon Oil Corp.	109,850	3,504,215
Petroleo Brasileiro S.A. ADR	61,270	2,408,524
Valero Energy Corp.	36,120	700,367
		20,958,924
Pharmaceuticals — 8.1%
Biovail Corp.	48,800	752,984
Merck & Co., Inc.	178,590	5,648,802
Pfizer, Inc.	192,470	3,185,378
Shire PLC ADR	5,870	306,942
Wyeth	26,410	1,282,998
		11,177,104
Retail — 4.4%
Bed Bath & Beyond, Inc.*	39,910	1,498,221
Walgreen Co.	121,370	4,547,734
		6,045,955
Software — 1.2%
Oracle Corp.	79,300	1,652,612

Telecommunications — 6.2%
AT&T, Inc.	191,047	5,160,179
Motorola, Inc.	270,210	2,321,104
QUALCOMM, Inc.	13,740	618,025
Sprint Nextel Corp.*	132,790	524,521
		8,623,829
Transportation — 1.4%
Norfolk Southern Corp.	14,100	607,851
United Parcel Service, Inc., Class B	22,540	1,272,834
		1,880,685
Trucking and Leasing — 1.1%
Aircastle Ltd.	147,430	1,425,648
Genesis Lease Ltd.	11,600	103,820
		1,529,468
TOTAL COMMON STOCKS (Cost $114,808,403)		133,310,259

SHORT-TERM INVESTMENTS — 3.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,611,170	2,611,170

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
BlackRock Liquidity Funds TempFund - Institutional Shares	$2,611,169	$2,611,169

TOTAL SHORT-TERM INVESTMENTS (Cost $5,222,339)		5,222,339

TOTAL INVESTMENTS — 100.0% (Cost $120,030,742)(a)		$138,532,598

†               See Security Valuation Note.

*              Non-income producing security.

(a)       At September 30, 2009, the cost for Federal income tax purposes was $124,038,842. Net unrealized appreciation was $14,493,756. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,384,211 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,890,455.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$133,310,259	$133,310,259	$—	$—
SHORT-TERM INVESTMENTS	5,222,339	5,222,339	—	—
TOTAL INVESTMENTS	138,532,598	138,532,598	—	—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.4%
Aerospace & Defense — 4.3%
General Dynamics Corp.	24,638	$1,591,615
Lockheed Martin Corp.	19,995	1,561,210
United Technologies Corp.	49,121	2,992,942
		6,145,767
Apparel — 1.4%
NIKE, Inc., Class B	30,904	1,999,489

Banks — 16.2%
Bank of America Corp.	212,247	3,591,219
Capital One Financial Corp.	60,779	2,171,634
Fifth Third Bancorp	70,296	712,099
JPMorgan Chase & Co.	92,554	4,055,716
Northern Trust Corp.	27,535	1,601,436
PNC Financial Services Group, Inc.	64,780	3,147,660
The Goldman Sachs Group, Inc.	16,749	3,087,678
U.S. Bancorp	47,911	1,047,334
Wells Fargo & Co.	137,470	3,873,905
		23,288,681
Beverages — 1.2%
PepsiCo, Inc.	30,517	1,790,127

Biotechnology — 0.8%
Amgen, Inc.*	19,713	1,187,314

Chemicals — 0.9%
Air Products & Chemicals, Inc.	16,520	1,281,622

Coal — 0.7%
Peabody Energy Corp.	25,444	947,026

Commercial Services — 0.8%
Mastercard, Inc., Class A	5,877	1,188,035

Computers — 3.6%
Hewlett-Packard Co.	61,955	2,924,895
International Business Machines Corp.	18,296	2,188,385
		5,113,280
Diversified Financial Services — 1.6%
American Express Co.	27,546	933,809
Franklin Resources, Inc.	13,211	1,329,027
		2,262,836
Electric — 4.1%
American Electric Power Co., Inc.	40,044	1,240,964
FirstEnergy Corp.	27,639	1,263,655
PG&E Corp.	24,597	995,932
Public Service Enterprise Group, Inc.	77,679	2,442,228
		5,942,779
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	27,632	1,107,491

Electronics — 0.6%
Thermo Fisher Scientific, Inc.*	18,652	814,533

Environmental Control — 1.4%
Waste Management, Inc.	69,383	2,069,001

Food — 1.8%
Nestle SA ADR	58,927	2,515,594

Healthcare Products — 1.6%
Boston Scientific Corp.*	92,564	980,253
Covidien Plc	30,018	1,298,578
		2,278,831
Healthcare Services — 1.1%
Aetna, Inc.	30,754	855,884
UnitedHealth Group, Inc.	30,473	763,044
		1,618,928
Insurance — 4.3%
Lincoln National Corp.	40,833	1,057,983
MetLife, Inc.	39,664	1,510,008
Prudential Financial, Inc.	59,304	2,959,863
The Travelers Cos., Inc.	14,400	708,912
		6,236,766
Iron & Steel — 0.6%
Nucor Corp.	18,148	853,137

Leisure Time — 0.7%
Carnival Corp.	29,795	991,578

Machinery - Diversified — 0.6%
Deere & Co.	19,222	825,008

Media — 0.5%
The Walt Disney Co.	26,453	726,399

Mining — 2.1%
BHP Billiton Ltd. ADR	23,352	1,541,466
Freeport-McMoRan Copper & Gold, Inc.*	21,930	1,504,617
		3,046,083
Miscellaneous Manufacturing — 1.1%
General Electric Co.	98,439	1,616,368

Oil & Gas — 17.5%
Anadarko Petroleum Corp.	59,343	3,722,586
Apache Corp.	12,360	1,135,019
Chevron Corp.	49,851	3,511,006
Diamond Offshore Drilling, Inc.	10,183	972,680
Exxon Mobil Corp.	49,715	3,410,946
Hess Corp.	49,167	2,628,468
Occidental Petroleum Corp.	46,484	3,644,346
Total SA ADR	60,898	3,608,816
Transocean Ltd.*	17,934	1,533,895
XTO Energy, Inc.	23,298	962,673
		25,130,435
Pharmaceuticals — 5.1%
Abbott Laboratories	38,221	1,890,793
Bristol-Myers Squibb Co.	50,879	1,145,795
Merck & Co., Inc.	42,704	1,350,727
Pfizer, Inc.	177,951	2,945,089
		7,332,404
Retail — 9.1%
Best Buy Co., Inc.	69,369	2,602,725

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
CVS Caremark Corp.	62,778	$2,243,686
McDonald’s Corp.	47,986	2,738,561
Staples, Inc.	79,215	1,839,372
Target Corp.	29,755	1,388,963
TJX Cos., Inc.	33,534	1,245,788
Wal-Mart Stores, Inc.	21,941	1,077,084
		13,136,179
Semiconductors — 1.2%
Applied Materials, Inc.	59,504	797,354
Intel Corp.	49,372	966,210
		1,763,564
Software — 1.5%
Microsoft Corp.	56,890	1,472,882
Oracle Corp.	32,412	675,466
		2,148,348
Telecommunications — 5.6%
AT&T, Inc.	123,000	3,322,230
Cisco Systems, Inc.*	40,329	949,345
Telefonaktiebolaget LM Ericsson ADR	101,340	1,015,427
Verizon Communications, Inc.	89,987	2,723,906
		8,010,908
Transportation — 1.6%
Burlington Northern Santa Fe Corp.	28,048	2,239,072

TOTAL COMMON STOCKS (Cost $125,421,033)		135,607,583

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Apartments — 1.8%
AvalonBay Communities, Inc.	22,316	1,623,043
Equity Residential	29,700	911,790
		2,534,833
Office Property — 0.9%
Boston Properties, Inc.	20,493	1,343,316

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,922,563)		3,878,149

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,075,440	2,075,440
BlackRock Liquidity Funds TempFund - Institutional Shares	2,075,440	2,075,440

TOTAL SHORT-TERM INVESTMENTS (Cost $4,150,880)		4,150,880

TOTAL INVESTMENTS — 100.0% (Cost $132,494,476)(a)		$143,636,612

†               See Security Valuation Note.

*              Non-income producing security.

(a)       At September 30, 2009, the cost for Federal income tax purposes was $134,201,325. Net unrealized appreciation was $9,435,287. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,925,794 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,490,507.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$135,607,583	$135,607,583	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,878,149	3,878,149	—	—
SHORT-TERM INVESTMENTS	4,150,880	4,150,880	—	—
TOTAL INVESTMENTS	$143,636,612	$143,636,612	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc.*	12,834	$96,512
Omnicom Group, Inc.	7,667	283,219
		379,731
Aerospace & Defense — 2.2%
Boeing Co.	18,103	980,277
General Dynamics Corp.	9,697	626,426
Goodrich Corp.	3,147	171,008
L-3 Communications Holdings, Inc.	2,900	232,928
Lockheed Martin Corp.	8,109	633,151
Northrop Grumman Corp.	8,192	423,936
Raytheon Co.	9,976	478,549
Rockwell Collins, Inc.	3,945	200,406
United Technologies Corp.	23,342	1,422,228
		5,168,909
Agriculture — 1.8%
Altria Group, Inc.	51,578	918,604
Archer-Daniels-Midland Co.	15,999	467,491
Lorillard, Inc.	4,203	312,283
Philip Morris International, Inc.	48,371	2,357,603
Reynolds American, Inc.	4,151	184,802
		4,240,783
Airlines — 0.1%
Southwest Airlines Co.	17,817	171,043

Apparel — 0.5%
Coach, Inc.	7,677	252,727
NIKE, Inc., Class B	9,823	635,548
Polo Ralph Lauren Corp.	1,428	109,413
V.F. Corp.	2,108	152,683
		1,150,371
Auto Manufacturers — 0.4%
Ford Motor Co.*	81,067	584,493
PACCAR, Inc.	9,244	348,591
		933,084
Auto Parts & Equipment — 0.2%
Johnson Controls, Inc.	14,511	370,901
The Goodyear Tire & Rubber Co.*	6,806	115,906
		486,807
Banks — 9.2%
Bank of America Corp.	216,435	3,662,080
BB&T Corp.	17,199	468,501
Capital One Financial Corp.	11,641	415,933
Citigroup, Inc.	326,622	1,580,850
Comerica, Inc.	3,844	114,051
Fifth Third Bancorp	18,546	187,871
First Horizon National Corp.*	5,681	75,158
Huntington Bancshares, Inc.	16,565	78,021
JPMorgan Chase & Co.	98,264	4,305,929
KeyCorp	21,599	140,394
M&T Bank Corp.	1,908	118,907
Marshall & Ilsley Corp.	6,371	51,414
Morgan Stanley	33,463	1,033,337
Northern Trust Corp.	5,747	334,246
PNC Financial Services Group, Inc.	11,683	567,677
Regions Financial Corp.	26,994	167,633
State Street Corp.	12,147	638,932
SunTrust Banks, Inc.	11,788	265,819
The Bank of New York Mellon Corp.	29,580	857,524
The Goldman Sachs Group, Inc.	12,643	2,330,737
U.S. Bancorp	47,656	1,041,760
Wells Fargo & Co.	116,637	3,286,831
Zions Bancorporation	2,904	52,185
		21,775,790
Beverages — 2.6%
Brown-Forman Corp., Class B	2,462	118,718
Coca-Cola Enterprises, Inc.	7,928	169,738
Constellation Brands, Inc., Class A*	5,023	76,098
Dr. Pepper Snapple Group, Inc.*	6,000	172,500
Molson Coors Brewing Co., Class B	3,738	181,966
PepsiCo, Inc.	38,933	2,283,810
The Coca-Cola Co.	57,885	3,108,425
The Pepsi Bottling Group, Inc.	3,548	129,289
		6,240,544
Biotechnology — 1.8%
Amgen, Inc.*	25,101	1,511,833
Biogen Idec, Inc.*	7,133	360,359
Celgene Corp.*	11,628	650,005
Genzyme Corp.*	6,730	381,793
Gilead Sciences, Inc.*	22,449	1,045,675
Life Technologies Corp.*	4,459	207,567
Millipore Corp.*	1,277	89,811
		4,247,043
Building Materials — 0.1%
Masco Corp.	8,877	114,691

Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,321	412,803
Airgas, Inc.	2,000	96,740
CF Industries Holdings, Inc.	1,200	103,476
E.I. du Pont de Nemours & Co.	22,323	717,461
Eastman Chemical Co.	1,991	106,598
Ecolab, Inc.	6,033	278,906
FMC Corp.	1,800	101,250
International Flavors & Fragrances, Inc.	2,075	78,705
Monsanto Co.	13,637	1,055,504
PPG Industries, Inc.	4,010	233,422
Praxair, Inc.	7,826	639,306
Sigma-Aldrich Corp.	3,222	173,924
The Dow Chemical Co.	28,504	743,099
The Sherwin-Williams Co.	2,434	146,429
		4,887,623
Coal — 0.2%
Consol Energy, Inc.	4,476	201,912
Massey Energy Co.	1,574	43,899
Peabody Energy Corp.	6,612	246,099
		491,910
Commercial Services — 1.2%
Apollo Group, Inc., Class A*	3,243	238,912
Automatic Data Processing, Inc.	12,743	500,800

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Convergys Corp.*	2,417	$24,025
DeVry, Inc.	1,500	82,980
Donnelley (R.R.) & Sons Co.	5,353	113,805
Equifax, Inc.	3,334	97,153
H&R Block, Inc.	8,066	148,253
Iron Mountain, Inc.*	4,300	114,638
Mastercard, Inc., Class A	2,425	490,214
Monster Worldwide, Inc.*	3,731	65,218
Moody’s Corp.	4,973	101,747
Paychex, Inc.	8,375	243,294
Quanta Services, Inc.*	4,900	108,437
Robert Half International, Inc.	4,007	100,255
The Washington Post Co., Class B	163	76,297
The Western Union Co.	17,078	323,116
Total System Services, Inc.	5,077	81,790
		2,910,934
Computers — 5.8%
Affiliated Computer Services, Inc., Class A*	2,485	134,612
Apple, Inc.*	22,350	4,143,020
Cognizant Technology Solutions Corp., Class A*	7,152	276,496
Computer Sciences Corp.*	3,757	198,032
Dell, Inc.*	43,342	661,399
EMC Corp.*	50,648	863,042
Hewlett-Packard Co.	59,254	2,797,381
International Business Machines Corp.	32,773	3,919,979
Lexmark International, Inc., Class A*	1,721	37,070
NetApp, Inc.*	8,221	219,336
SanDisk Corp.*	5,897	127,965
Sun Microsystems, Inc.*	18,896	171,765
Teradata Corp.*	4,616	127,032
Western Digital Corp.*	5,600	204,568
		13,881,697
Cosmetics & Personal Care — 2.4%
Avon Products, Inc.	10,950	371,862
Colgate-Palmolive Co.	12,335	940,914
The Estee Lauder Cos., Inc., Class A	2,937	108,904
The Procter & Gamble Co.	72,653	4,208,061
		5,629,741
Distribution & Wholesale — 0.2%
Fastenal Co.	3,200	123,840
Genuine Parts Co.	4,005	152,430
Grainger (W.W.), Inc.	1,472	131,538
		407,808
Diversified Financial Services — 1.7%
American Express Co.	29,965	1,015,814
Ameriprise Financial, Inc.	6,446	234,183
CME Group, Inc.	1,612	496,802
Discover Financial Services	13,778	223,617
E*TRADE Financial Corp.*	16,712	29,246
Federated Investors, Inc., Class B	2,495	65,793
Franklin Resources, Inc.	3,852	387,511
IntercontinentalExchange, Inc.*	1,880	182,717
Invesco Ltd.	9,467	215,469
Janus Capital Group, Inc.	4,666	66,164
Legg Mason, Inc.	3,461	107,395
NYSE Euronext, Inc.	6,585	190,241
SLM Corp.*	11,534	100,576
T. Rowe Price Group, Inc.	6,381	291,612
The Charles Schwab Corp.	23,769	455,176
The NASDAQ OMX Group, Inc.*	3,100	65,255
		4,127,571
Diversified Operations — 0.0%
Leucadia National Corp.*	4,360	107,779

Electric — 3.3%
Allegheny Energy, Inc.	4,187	111,039
Ameren Corp.	5,098	128,877
American Electric Power Co., Inc.	11,957	370,547
CMS Energy Corp.	5,807	77,814
Consolidated Edison, Inc.	6,934	283,878
Constellation Energy Group, Inc.	5,190	168,000
Dominion Resources, Inc.	14,509	500,560
DTE Energy Co.	3,992	140,279
Duke Energy Corp.	32,543	512,227
Dynegy, Inc., Class A*	9,721	24,789
Edison International	8,374	281,199
Entergy Corp.	4,747	379,095
Exelon Corp.	16,635	825,429
FirstEnergy Corp.	7,764	354,970
FPL Group, Inc.	10,385	573,564
Integrys Energy Group, Inc.	1,995	71,601
Northeast Utilities	4,500	106,830
Pepco Holdings, Inc.	5,540	82,435
PG&E Corp.	9,290	376,152
Pinnacle West Capital Corp.	2,569	84,315
PPL Corp.	9,598	291,203
Progress Energy, Inc.	7,013	273,928
Public Service Enterprise Group, Inc.	12,849	403,973
SCANA Corp.	2,800	97,720
Southern Co.	19,711	624,247
TECO Energy, Inc.	5,423	76,356
The AES Corp.*	16,444	243,700
Wisconsin Energy Corp.	3,100	140,027
Xcel Energy, Inc.	11,730	225,685
		7,830,439
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,576	744,526
Molex, Inc.	3,823	79,824
		824,350
Electronics — 0.5%
Agilent Technologies, Inc.*	8,645	240,590
Amphenol Corp., Class A	4,500	169,560
FLIR Systems, Inc.*	4,000	111,880
Jabil Circuit, Inc.	6,192	83,035
PerkinElmer, Inc.	3,116	59,952
Thermo Fisher Scientific, Inc.*	10,582	462,116
Waters Corp.*	2,258	126,132
		1,253,265

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — 0.2%
Fluor Corp.	4,370	$222,214
Jacobs Engineering Group, Inc.*	2,983	137,069
		359,283
Entertainment — 0.1%
International Game Technology	7,857	168,768

Environmental Control — 0.3%
Republic Services, Inc.	7,914	210,275
Stericycle, Inc.*	2,000	96,900
Waste Management, Inc.	12,500	372,750
		679,925
Food — 1.9%
Campbell Soup Co.	4,716	153,836
ConAgra Foods, Inc.	11,502	249,363
Dean Foods Co.*	3,972	70,662
General Mills, Inc.	8,355	537,895
Heinz (H.J.) Co.	7,666	304,724
Hormel Foods Corp.	1,700	60,384
Kellogg Co.	6,166	303,552
Kraft Foods, Inc., Class A	36,963	971,018
McCormick & Co., Inc.	3,308	112,274
Safeway, Inc.	10,570	208,440
Sara Lee Corp.	17,219	191,820
SUPERVALU, Inc.	4,753	71,580
SYSCO Corp.	14,452	359,132
The Hershey Co.	4,087	158,821
The J.M. Smucker Co.	2,834	150,230
The Kroger Co.	16,545	341,489
Tyson Foods, Inc., Class A	7,849	99,133
Whole Foods Market, Inc.*	3,743	114,124
		4,458,477
Forest Products & Paper — 0.2%
International Paper Co.	10,367	230,458
MeadWestvaco Corp.	4,699	104,835
Weyerhaeuser Co.	5,433	199,120
		534,413
Gas — 0.2%
Centerpoint Energy, Inc.	8,722	108,415
Nicor, Inc.	883	32,309
NiSource, Inc.	7,065	98,133
Sempra Energy	6,198	308,722
		547,579
Hand & Machine Tools — 0.1%
Black & Decker Corp.	1,496	69,250
Snap-On, Inc.	1,628	56,589
The Stanley Works	2,033	86,789
		212,628
Healthcare Products — 3.7%
Bard (C.R.), Inc.	2,442	191,966
Baxter International, Inc.	15,075	859,426
Becton, Dickinson & Co.	6,075	423,731
Boston Scientific Corp.*	38,148	403,987
CareFusion Corp.*	4,641	101,174
DENTSPLY International, Inc.	3,900	134,706
Hospira, Inc.*	3,912	174,475
Intuitive Surgical, Inc.*	957	250,973
Johnson & Johnson	68,641	4,179,551
Medtronic, Inc.	27,873	1,025,726
Patterson Cos., Inc.*	2,374	64,692
St. Jude Medical, Inc.*	8,830	344,458
Stryker Corp.	7,173	325,869
Varian Medical Systems, Inc.*	3,057	128,792
Zimmer Holdings, Inc.*	5,229	279,490
		8,889,016
Healthcare Services — 1.1%
Aetna, Inc.	10,885	302,930
CIGNA Corp.	6,694	188,034
Coventry Health Care, Inc.*	4,167	83,173
DaVita, Inc.*	2,749	155,703
Humana, Inc.*	4,110	153,303
Laboratory Corp. of America Holdings*	2,777	182,449
Quest Diagnostics, Inc.	3,887	202,863
Tenet Healthcare Corp.*	9,374	55,119
UnitedHealth Group, Inc.	29,641	742,211
WellPoint, Inc.*	12,095	572,819
		2,638,604
Home Builders — 0.1%
Horton (D.R.), Inc.	7,276	83,019
KB Home	1,507	25,031
Lennar Corp., Class A	2,736	38,988
Pulte Homes, Inc.	8,034	88,294
		235,332
Home Furnishings — 0.1%
Harman International Industries, Inc.	1,138	38,556
Whirlpool Corp.	1,669	116,763
		155,319
Household Products & Wares — 0.4%
Avery Dennison Corp.	2,783	100,216
Clorox Co.	3,397	199,811
Fortune Brands, Inc.	3,707	159,327
Kimberly-Clark Corp.	10,187	600,829
		1,060,183
Housewares — 0.1%
Newell Rubbermaid, Inc.	7,117	111,666

Insurance — 2.6%
Aflac, Inc.	11,400	487,236
American International Group, Inc.*	3,285	144,901
AON Corp.	6,944	282,551
Assurant, Inc.	2,973	95,314
Chubb Corp.	8,651	436,097
Cincinnati Financial Corp.	4,092	106,351
Genworth Financial, Inc., Class A	11,369	135,860
Hartford Financial Services Group, Inc.	9,857	261,211
Lincoln National Corp.	7,473	193,625
Loews Corp.	9,284	317,977
Marsh & McLennan Cos., Inc.	13,109	324,186
MBIA, Inc.*	4,152	32,220
MetLife, Inc.	20,685	787,478

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	7,865	$215,422
Prudential Financial, Inc.	11,530	575,462
The Allsate Corp.	13,676	418,759
The Progressive Corp.*	17,356	287,762
The Travelers Cos., Inc.	14,231	700,592
Torchmark Corp.	2,257	98,022
Unum Group	8,476	181,725
XL Capital Ltd., Class A	7,749	135,298
		6,218,049
Internet — 2.4%
Akamai Technologies, Inc.*	4,391	86,415
Amazon.com, Inc.*	8,047	751,268
eBay, Inc.*	28,228	666,463
Expedia, Inc.*	5,788	138,623
Google, Inc., Class A*	5,997	2,973,612
McAfee, Inc.*	4,000	175,160
Symantec Corp.*	19,938	328,379
VeriSign, Inc.*	4,909	116,294
Yahoo!, Inc.*	30,120	536,437
		5,772,651
Iron & Steel — 0.3%
AK Steel Holding Corp.	2,192	43,248
Allegheny Technologies, Inc.	2,678	93,703
Nucor Corp.	8,035	377,726
United States Steel Corp.	3,703	164,302
		678,979
Leisure Time — 0.2%
Carnival Corp.	11,245	374,234
Harley-Davidson, Inc.	5,728	131,744
		505,978
Lodging — 0.2%
Marriott International, Inc., Class A	6,532	180,218
Starwood Hotels & Resorts Worldwide, Inc.	4,852	160,262
Wyndham Worldwide Corp.	5,160	84,211
Wynn Resorts Ltd.*	1,900	134,691
		559,382
Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	15,228	781,653

Machinery - Diversified — 0.4%
Cummins, Inc.	5,274	236,328
Deere & Co.	10,732	460,617
Flowserve Corp.	1,300	128,102
Rockwell Automation, Inc.	3,671	156,385
		981,432
Media — 2.4%
CBS Corp., Class B	16,525	199,126
Comcast Corp., Class A	71,934	1,214,965
Gannett Co., Inc.	4,474	55,970
Meredith Corp.	724	21,677
News Corp., Class A	56,560	678,154
Scripps Networks Interactive, Inc., Class A	2,356	87,054
The DIRECTV Group, Inc.*	11,400	314,412
The McGraw-Hill Cos., Inc.	7,686	193,226
The New York Times Co., Class A	2,813	22,842
The Walt Disney Co.	46,677	1,281,750
Time Warner Cable, Inc.	9,096	391,947
Time Warner, Inc.	29,604	852,003
Viacom, Inc., Class B*	14,981	420,067
		5,733,193
Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.	3,425	348,905

Mining — 0.7%
Alcoa, Inc.	23,248	305,014
Freeport-McMoRan Copper & Gold, Inc.*	10,098	692,824
Newmont Mining Corp.	12,383	545,099
Titanium Metals Corp.	1,912	18,336
Vulcan Materials Co.	3,041	164,427
		1,725,700
Miscellaneous Manufacturing — 3.5%
3M Co.	17,480	1,290,024
Danaher Corp.	6,484	436,503
Dover Corp.	4,605	178,490
Eastman Kodak Co.	5,639	26,954
Eaton Corp.	4,020	227,492
General Electric Co.	263,825	4,332,006
Honeywell International, Inc.	18,508	687,572
Illinois Tool Works, Inc.	9,373	400,321
ITT Corp.	4,454	232,276
Leggett & Platt, Inc.	4,354	84,468
Pall Corp.	2,645	85,381
Parker Hannifin Corp.	4,181	216,743
Textron, Inc.	6,076	115,322
		8,313,552
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,161	128,251
Xerox Corp.	21,192	164,026
		292,277
Oil & Gas — 9.5%
Anadarko Petroleum Corp.	12,459	781,553
Apache Corp.	8,227	755,485
Cabot Oil & Gas Corp.	2,622	93,736
Chesapeake Energy Corp.	16,210	460,364
Chevron Corp.	49,970	3,519,387
ConocoPhillips	37,080	1,674,533
Denbury Resources, Inc.*	6,000	90,780
Devon Energy Corp.	11,229	756,049
Diamond Offshore Drilling, Inc.	1,800	171,936
ENSCO International, Inc.	3,524	149,911
EOG Resources, Inc.	6,358	530,957
EQT Corp.	3,100	132,060
Exxon Mobil Corp.	119,982	8,231,965
Hess Corp.	7,197	384,752
Marathon Oil Corp.	17,451	556,687
Murphy Oil Corp.	4,917	283,072
Nabors Industries Ltd.*	6,908	144,377
Noble Energy, Inc.	4,469	294,775
Occidental Petroleum Corp.	20,258	1,588,227

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Pioneer Natural Resources Co.	2,900	$105,241
Questar Corp.	4,290	161,132
Range Resources Corp.	3,823	188,703
Rowan Cos., Inc.	3,203	73,893
Southwestern Energy Co.*	8,790	375,157
Sunoco, Inc.	2,986	84,952
Tesoro Corp.	3,894	58,332
Valero Energy Corp.	13,340	258,663
XTO Energy, Inc.	14,602	603,355
		22,510,034
Oil & Gas Services — 1.6%
Baker Hughes, Inc.	7,926	338,123
BJ Services Co.	7,250	140,868
Cameron International Corp.*	5,339	201,921
FMC Technologies, Inc.*	3,100	161,944
Halliburton Co.	22,369	606,647
National-Oilwell Varco, Inc.*	10,623	458,170
Schlumberger Ltd.	29,944	1,784,662
Smith International, Inc.	5,221	149,843
		3,842,178
Packaging and Containers — 0.2%
Ball Corp.	2,413	118,720
Bemis Co., Inc.	2,549	66,044
Owens-Illinois, Inc.*	4,000	147,600
Pactiv Corp.*	3,358	87,476
Sealed Air Corp.	4,033	79,168
		499,008
Pharmaceuticals — 6.0%
Abbott Laboratories	38,696	1,914,291
Allergan, Inc.	7,816	443,636
AmerisourceBergen Corp.	7,300	163,374
Bristol-Myers Squibb Co.	49,433	1,113,231
Cardinal Health, Inc.	9,282	248,758
Cephalon, Inc.*	1,800	104,832
Eli Lilly & Co.	25,454	840,746
Express Scripts, Inc.*	6,813	528,553
Forest Laboratories, Inc.*	7,462	219,681
King Pharmaceuticals, Inc.*	6,325	68,120
McKesson Corp.	6,625	394,519
Medco Health Solutions, Inc.*	11,913	658,908
Merck & Co., Inc.	52,699	1,666,869
Mylan, Inc.*	7,956	127,376
Pfizer, Inc.	169,069	2,798,092
Schering-Plough Corp.	40,625	1,147,656
Watson Pharmaceuticals, Inc.*	2,643	96,839
Wyeth	33,388	1,621,989
		14,157,470
Pipelines — 0.3%
El Paso Corp.	17,041	175,863
Spectra Energy Corp.	16,084	304,631
The Williams Cos., Inc.	14,034	250,788
		731,282
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A*	6,701	78,670

Retail — 6.0%
Abercrombie & Fitch Co., Class A	2,300	75,624
AutoNation, Inc.*	2,619	47,352
AutoZone, Inc.*	841	122,971
Bed Bath & Beyond, Inc.*	6,366	238,980
Best Buy Co., Inc.	8,568	321,471
Big Lots, Inc.*	2,297	57,471
Costco Wholesale Corp.	10,977	619,761
CVS Caremark Corp.	36,367	1,299,757
Darden Restaurants, Inc.	3,540	120,820
Family Dollar Stores, Inc.	3,533	93,271
GameStop Corp., Class A*	4,364	115,515
Home Depot, Inc.	42,304	1,126,979
J.C. Penney Co., Inc.	5,444	183,735
Kohl’s Corp.*	7,701	439,342
Limited Brands, Inc.	7,360	125,046
Lowe’s Cos., Inc.	37,040	775,618
Macy’s, Inc.	10,327	188,881
McDonald’s Corp.	27,478	1,568,170
Nordstrom, Inc.	4,237	129,398
O’Reilly Automotive, Inc.*	3,200	115,648
Office Depot, Inc.*	5,343	35,371
RadioShack Corp.	2,567	42,535
Sears Holding Corp.*	1,369	89,409
Staples, Inc.	18,137	421,141
Starbucks Corp.*	17,844	368,479
Target Corp.	18,732	874,410
The Gap, Inc.	11,482	245,715
Tiffany & Co.	3,164	121,909
TJX Cos., Inc.	10,109	375,549
Wal-Mart Stores, Inc.	54,026	2,652,136
Walgreen Co.	24,479	917,228
Yum! Brands, Inc.	11,369	383,817
		14,293,509
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,657	166,440
People’s United Financial, Inc.	9,000	140,040
		306,480
Semiconductors — 2.6%
Advanced Micro Devices, Inc.*	11,868	67,173
Altera Corp.	7,465	153,107
Analog Devices, Inc.	7,076	195,156
Applied Materials, Inc.	33,721	451,862
Broadcom Corp., Class A*	10,751	329,948
Intel Corp.	139,875	2,737,354
KLA-Tencor Corp.	4,327	155,166
Linear Technology Corp.	5,441	150,335
LSI Corp.*	17,472	95,921
MEMC Electronic Materials, Inc.*	5,556	92,396
Microchip Technology, Inc.	4,718	125,027
Micron Technology, Inc.*	21,486	176,185
National Semiconductor Corp.	6,223	88,802
Novellus Systems, Inc.*	1,953	40,974
NVIDIA Corp.*	13,754	206,723
QLogic Corp.*	2,593	44,600
Teradyne, Inc.*	3,357	31,052
Texas Instruments, Inc.	32,181	762,368

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Xilinx, Inc.	6,864	$160,755
		6,064,904
Software — 4.0%
Adobe Systems, Inc.*	12,805	423,077
Autodesk, Inc.*	5,481	130,448
BMC Software, Inc.*	4,837	181,533
CA, Inc.	9,639	211,962
Citrix Systems, Inc.*	4,591	180,105
Compuware Corp.*	5,119	37,522
Dun & Bradstreet Corp.	1,400	105,448
Electronic Arts, Inc.*	7,730	147,256
Fidelity National Information Services, Inc.	5,059	129,055
Fiserv, Inc.*	4,007	193,137
IMS Health, Inc.	4,648	71,347
Intuit, Inc.*	8,380	238,830
Microsoft Corp.	193,615	5,012,692
Novell, Inc.*	6,923	31,223
Oracle Corp.	97,713	2,036,339
Red Hat, Inc.*	4,700	129,908
Salesforce.com, Inc.*	2,700	153,711
		9,413,593
Telecommunications — 6.1%
American Tower Corp., Class A*	10,059	366,148
AT&T, Inc.	147,043	3,971,631
CenturyTel, Inc.	7,475	251,160
Ciena Corp.*	1,765	28,734
Cisco Systems, Inc.*	144,480	3,401,059
Corning, Inc.	38,315	586,603
Frontier Communications Corp.	8,044	60,652
Harris Corp.	3,300	124,080
JDS Uniphase Corp.*	4,496	31,966
Juniper Networks, Inc.*	13,371	361,284
MetroPCS Communications, Inc.*	6,400	59,904
Motorola, Inc.	58,126	499,302
QUALCOMM, Inc.	41,371	1,860,868
Qwest Communications International, Inc.	38,170	145,428
Sprint Nextel Corp.*	72,983	288,283
Tellabs, Inc.*	10,976	75,954
Verizon Communications, Inc.	71,076	2,151,470
Windstream Corp.	11,251	113,973
		14,378,499
Textiles — 0.0%
Cintas Corp.	3,455	104,721

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,312	91,908
Mattel, Inc.	8,881	163,943
		255,851
Transportation — 1.9%
Burlington Northern Santa Fe Corp.	6,636	529,752
C.H. Robinson Worldwide, Inc.	4,139	239,027
CSX Corp.	9,922	415,335
Expeditors International of Washington, Inc.	5,273	185,346
FedEx Corp.	7,666	576,637
Norfolk Southern Corp.	9,352	403,165
Ryder System, Inc.	1,125	43,942
Union Pacific Corp.	12,610	735,793
United Parcel Service, Inc., Class B	24,874	1,404,635
		4,533,632
TOTAL COMMON STOCKS (Cost $259,129,820)		230,394,688

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Apartments — 0.1%
Apartment Investment & Management Co., Class A	2,762	40,740
AvalonBay Communities, Inc.	2,092	152,151
Equity Residential	7,092	217,724
		410,615
Forest Products & Paper — 0.1%
Plum Creek Timber Co.	4,147	127,064

Healthcare — 0.2%
HCP, Inc.	6,650	191,121
Health Care REIT, Inc.	2,900	120,698
Ventas, Inc.	4,200	161,700
		473,519
Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	15,018	176,762

Industrial — 0.1%
ProLogis	10,529	125,506

Mixed Industrial/Office — 0.1%
Vornado Realty Trust	3,752	241,693

Office Property — 0.1%
Boston Properties, Inc.	3,142	205,958

Regional Malls — 0.2%
Simon Property Group, Inc.	6,973	484,135

Storage & Warehousing — 0.1%
Public Storage	3,416	257,020

Strip Centers — 0.0%
Kimco Realty Corp.	8,464	110,370

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,154,690)		2,612,642

Par (000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 0.130%, 12/10/09 (Cost $707,828)	708	707,911

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	$1,976,026	$1,976,026
BlackRock Liquidity Funds TempFund - Institutional Shares	1,976,026	1,976,026

TOTAL SHORT-TERM INVESTMENTS (Cost $3,952,052)		3,952,052

TOTAL INVESTMENTS — 100.0% (Cost $266,944,390)(a)		$237,667,293

†               See Security Valuation Note.

*              Non-income producing security.

(a)       At March 31, 2009, the cost for Federal income tax purposes was $268,191,767. Net unrealized depreciation was $93,421,771. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,811,083 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $107,232,854.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$230,394,688	$230,394,688	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,612,642	2,612,642	—	—
U.S. TREASURY OBLIGATIONS	707,911	—	707,911	—
SHORT-TERM INVESTMENTS	3,952,052	3,952,052	—	—
TOTAL INVESTMENTS	$237,667,293	$236,959,382	$707,911	$——

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.9%
Airlines — 1.0%
Continental Airlines, Inc., Class B*	49,530	$814,273

Apparel — 2.0%
Coach, Inc.	34,840	1,146,933
The Warnaco Group, Inc.*	10,610	465,354
		1,612,287
Auto Manufacturers — 0.5%
Navistar International Corp.*	10,810	404,510

Auto Parts & Equipment — 1.0%
The Goodyear Tire & Rubber Co.*	47,590	810,458

Banks — 0.8%
Fifth Third Bancorp	63,350	641,736

Beverages — 1.5%
Green Mountain Coffee Roasters, Inc.*	8,790	649,054
Hansen Natural Corp.*	14,810	544,119
		1,193,173
Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc.*	24,800	1,104,592
Illumina, Inc.*	29,720	1,263,100
Life Technologies Corp.*	13,700	637,735
United Therapeutics Corp.*	21,120	1,034,669
Vertex Pharmaceuticals, Inc.*	12,280	465,412
		4,505,508
Chemicals — 2.5%
Airgas, Inc.	10,260	496,276
CF Industries Holdings, Inc.	9,290	801,077
Ecolab, Inc.	15,420	712,866
		2,010,219
Coal — 1.3%
Consol Energy, Inc.	22,450	1,012,720

Commercial Services — 3.0%
Global Payments, Inc.	22,820	1,065,694
Robert Half International, Inc.	35,050	876,951
VistaPrint NV*	8,450	428,837
		2,371,482
Computers — 2.6%
Brocade Communications Systems, Inc.*	93,770	737,032
NetApp, Inc.*	50,100	1,336,668
		2,073,700
Cosmetics & Personal Care — 2.6%
Alberto-Culver Co.	18,280	505,990
Avon Products, Inc.	46,600	1,582,536
		2,088,526
Distribution & Wholesale — 0.8%
Fastenal Co.	17,020	658,674

Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.*	8,710	566,237
Discover Financial Services	40,530	657,802
IntercontinentalExchange, Inc.*	7,610	739,616
T. Rowe Price Group, Inc.	25,560	1,168,092
TD AMERITRADE Holding Corp.*	46,310	908,602
		4,040,349
Electric — 1.1%
The AES Corp.*	58,460	866,377

Electrical Components & Equipment — 1.3%
Energizer Holdings, Inc.*	15,410	1,022,299

Electronics — 0.5%
Waters Corp.*	7,190	401,633

Engineering & Construction — 1.4%
McDermott International, Inc.*	27,740	700,990
URS Corp.*	8,870	387,175
		1,088,165
Entertainment — 0.5%
Penn National Gaming, Inc.*	14,970	414,070

Food — 1.6%
Whole Foods Market, Inc.*	42,510	1,296,130

Hand & Machine Tools — 0.7%
Black & Decker Corp.	11,640	538,816

Healthcare Products — 2.3%
Beckman Coulter, Inc.	11,650	803,151
Intuitive Surgical, Inc.*	3,800	996,550
		1,799,701
Healthcare Services — 3.2%
CIGNA Corp.	19,440	546,070
Community Health Systems, Inc.*	15,580	497,469
DaVita, Inc.*	10,350	586,224
Health Management Association, Inc., Class A*	44,370	332,331
Laboratory Corp. of America Holdings*	8,810	578,817
		2,540,911
Home Builders — 1.7%
Horton (D.R.), Inc.	65,210	744,046
Pulte Homes, Inc.	57,370	630,496
		1,374,542
Insurance — 1.7%
Genworth Financial, Inc., Class A	74,830	894,218
Hartford Financial Services Group, Inc.	15,880	420,820
		1,315,038
Internet — 6.1%
F5 Networks, Inc.*	37,040	1,467,895
McAfee, Inc.*	29,860	1,307,569
MercadoLibre, Inc.*	10,940	420,752
priceline.com, Inc.*	5,330	883,821
VeriSign, Inc.*	32,440	768,504
		4,848,541
Iron & Steel — 1.4%
United States Steel Corp.	25,310	1,123,005

	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 1.4%
WMS Industries, Inc.*	24,275	$1,081,694

Lodging — 3.2%
Starwood Hotels & Resorts Worldwide, Inc.	39,280	1,297,418
Wynn Resorts Ltd.*	17,090	1,211,510
		2,508,928
Machinery - Construction & Mining — 0.8%
Joy Global, Inc.	12,320	602,941

Machinery - Diversified — 1.3%
Cummins, Inc.	23,670	1,060,653

Media — 0.6%
Cablevision Systems Corp., Class A	20,870	495,663

Metal Fabricate/Hardware — 1.4%
Precision Castparts Corp.	10,580	1,077,785

Mining — 1.2%
Alcoa, Inc.	51,170	671,350
Thompson Creek Metals Co., Inc.*	22,050	266,144
		937,494
Miscellaneous Manufacturing — 0.9%
Parker Hannifin Corp.	14,400	746,496

Oil & Gas — 4.0%
Nabors Industries Ltd.*	37,600	785,840
PetroHawk Energy Corp.*	37,440	906,423
Questar Corp.	13,650	512,694
Range Resources Corp.	20,345	1,004,229
		3,209,186
Oil & Gas Services — 1.3%
Cameron International Corp.*	27,550	1,041,941

Pharmaceuticals — 2.3%
AmerisourceBergen Corp.	24,800	555,024
Omnicare, Inc.	28,680	645,874
Watson Pharmaceuticals, Inc.*	16,780	614,819
		1,815,717
Real Estate — 0.7%
CB Richard Ellis Group, Inc., Class A*	48,480	569,155

Retail — 6.1%
Bed Bath & Beyond, Inc.*	25,900	972,286
Darden Restaurants, Inc.	12,980	443,007
Guess?, Inc.	33,260	1,231,951
Nordstrom, Inc.	27,200	830,688
Panera Bread Co., Class A*	5,670	311,850
Urban Outfitters, Inc.*	35,670	1,076,164
		4,865,946
Semiconductors — 9.9%
ASML Holding N.V.	29,280	865,810
Broadcom Corp., Class A*	37,370	1,146,885
Lam Research Corp.*	27,440	937,351
Marvell Technology Group Ltd.*	70,000	1,133,300
Micron Technology, Inc.*	181,700	1,489,940
Netlogic Microsystems, Inc.*	11,770	529,650
PMC-Sierra, Inc.*	85,420	816,615
Varian Semiconductor Equipment Associates, Inc.*	28,992	952,097
		7,871,648
Software — 3.2%
Fiserv, Inc.*	20,440	985,208
MSCI, Inc., Class A*	25,230	747,313
Salesforce.com, Inc.*	14,900	848,257
		2,580,778
Telecommunications — 4.4%
Alcatel-Lucent ADR*	177,770	798,187
Atheros Communications, Inc.*	35,650	945,795
Ciena Corp.*	33,970	553,032
Juniper Networks, Inc.*	20,440	552,289
Millicom International Cellular S.A.*	8,610	626,291
		3,475,594
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	17,700	1,022,175

TOTAL COMMON STOCKS (Cost $62,448,537)		77,830,637

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Mixed Industrial/Office — 1.2%
Digital Realty Trust, Inc. (Cost $877,864)	20,800	950,768

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $718,049)	718,049	718,049

TOTAL INVESTMENTS — 100.0% (Cost $64,044,450)(a)		$79,499,454

†              See Security Valuation Note.

*              Non-income producing security.

(a)      At September 30, 2009, the cost for Federal income tax purposes was $64,375,250.  Net unrealized appreciation was $15,124,204.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,400,691 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,276,487.

ADR — American Depository Receipt.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$77,830,637	$77,830,637	$—	$—
REAL ESTATE INVESTMENT TRUSTS	950,768	950,768	—	—
SHORT-TERM INVESTMENTS	718,049	718,049	—	—
TOTAL INVESTMENTS	$79,499,454	$79,499,454	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MID CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 91.7%
Aerospace & Defense — 2.3%
Empresa Brasileira de Aeronautic S.A. ADR*	43,500	$997,890
L-3 Communications Holdings, Inc.	11,900	955,808
		1,953,698
Auto Manufacturers — 0.6%
Navistar International Corp.*	13,800	516,396

Auto Parts & Equipment — 1.7%
Johnson Controls, Inc.	21,900	559,764
WABCO Holdings, Inc.	41,100	863,100
		1,422,864
Banks — 7.0%
Comerica, Inc.	37,200	1,103,724
Fifth Third Bancorp	102,600	1,039,338
First Horizon National Corp.*	49,432	653,981
KeyCorp	108,200	703,300
Regions Financial Corp.	142,300	883,683
SunTrust Banks, Inc.	33,500	755,425
Zions Bancorporation	45,600	819,432
		5,958,883
Beverages — 1.8%
Dr. Pepper Snapple Group, Inc.*	54,300	1,561,125

Building Materials — 2.8%
Louisiana-Pacific Corp.*	57,800	385,526
Masco Corp.	54,600	705,432
Owens Corning*	58,100	1,304,345
		2,395,303
Commercial Services — 3.2%
Lender Processing Services, Inc.	39,550	1,509,623
Moody’s Corp.	60,700	1,241,922
		2,751,545
Computers — 1.0%
Affiliated Computer Services, Inc., Class A*	16,600	899,222

Diversified Financial Services — 2.6%
Invesco Ltd.	65,000	1,479,400
Jefferies Group, Inc.*	25,900	705,257
		2,184,657
Electric — 8.0%
Allegheny Energy, Inc.	31,700	840,684
CMS Energy Corp.	73,800	988,920
DPL, Inc.	42,000	1,096,200
DTE Energy Co.	15,100	530,614
Entergy Corp.	7,400	590,964
NRG Energy, Inc.*	48,000	1,353,120
NV Energy, Inc.	76,600	887,794
PPL Corp.	18,300	555,222
		6,843,518
Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.*	19,300	1,280,362

Electronics — 1.0%
Avnet, Inc.*	33,000	857,010

Engineering & Construction — 2.4%
Chicago Bridge & Iron Co. NV	74,900	1,399,132
McDermott International, Inc.*	27,300	689,871
		2,089,003
Food — 1.3%
ConAgra Foods, Inc.	24,700	535,496
The J.M. Smucker Co.	10,700	567,207
		1,102,703
Healthcare Services — 3.8%
Aetna, Inc.	30,500	848,815
CIGNA Corp.	22,300	626,407
Coventry Health Care, Inc.*	22,150	442,114
MEDNAX, Inc.*	24,400	1,340,048
		3,257,384
Home Builders — 1.1%
KB Home	26,100	433,521
NVR, Inc.*	750	478,028
		911,549
Home Furnishings — 2.2%
Whirlpool Corp.	27,400	1,916,904

Insurance — 7.7%
Assurant, Inc.	47,200	1,513,232
Fidelity National Financial, Inc., Class A	27,900	420,732
PartnerRe Ltd.	12,400	954,056
Principal Financial Group, Inc.	47,800	1,309,242
StanCorp Financial Group, Inc.	33,400	1,348,358
W. R. Berkley Corp.	42,400	1,071,872
		6,617,492
Iron & Steel — 1.0%
Cliffs Natural Resources, Inc.	25,200	815,472

Leisure Time — 1.6%
Harley-Davidson, Inc.	61,000	1,403,000

Machinery - Construction & Mining — 2.8%
Bucyrus International, Inc.	28,600	1,018,732
Terex Corp.*	65,500	1,357,815
		2,376,547
Machinery - Diversified — 0.8%
AGCO Corp.*	23,700	654,831

Media — 2.9%
Cablevision Systems Corp., Class A	49,600	1,178,000
The McGraw-Hill Cos., Inc.	50,400	1,267,056
		2,445,056
Mining — 4.7%
Freeport-McMoRan Copper & Gold, Inc.*	18,400	1,262,424
Sterlite Industries (India) Ltd. ADR	35,700	570,129
Teck Resources Ltd., Class B*	80,200	2,211,114
		4,043,667
Miscellaneous Manufacturing — 2.1%
Ingersoll-Rand Plc	39,300	1,205,331
SPX Corp.	10,000	612,700
		1,818,031

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 9.2%
Apache Corp.	3,800	$348,954
Denbury Resources, Inc.*	34,100	515,933
Newfield Exploration Co.*	5,300	225,568
Noble Corp.	32,800	1,245,088
Noble Energy, Inc.	18,900	1,246,644
Southwestern Energy Co.*	26,100	1,113,948
Talisman Energy, Inc.	79,725	1,382,431
Whiting Petroleum Corp.*	31,400	1,808,012
		7,886,578
Oil & Gas Services — 2.1%
National-Oilwell Varco, Inc.*	31,400	1,354,282
Oceaneering International, Inc.*	8,200	465,350
		1,819,632
Pharmaceuticals — 4.9%
AmerisourceBergen Corp.	31,200	698,256
NBTY, Inc.*	56,600	2,240,228
Shire Plc ADR	24,100	1,260,189
		4,198,673
Retail — 3.7%
GameStop Corp., Class A*	16,000	423,520
J.C. Penney Co., Inc.	45,600	1,539,000
Macy’s, Inc.	63,600	1,163,244
		3,125,764
Software — 1.7%
Fidelity National Information Services, Inc.	38,400	979,584
IMS Health, Inc.	33,000	506,550
		1,486,134
Telecommunications — 1.3%
Anixter International, Inc.*	27,200	1,090,992

Transportation — 0.9%
Genco Shipping & Trading Ltd.	21,100	438,458
Ship Finance International Ltd.	29,020	356,656
		795,114
TOTAL COMMON STOCKS (Cost $78,820,172)		78,479,109

REAL ESTATE INVESTMENT TRUSTS — 5.8%
Building & Real Estate — 0.8%
Annaly Capital Management, Inc.	40,200	729,228

Mixed Industrial/Office — 1.5%
Vornado Realty Trust	19,546	1,258,958

Office Property — 2.3%
Alexandria Real Estate Equities, Inc.	14,000	760,900
Boston Properties, Inc.	18,100	1,186,455
		1,947,355
Regional Malls — 1.2%
The Macerich Co.	33,507	1,016,277

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,595,217)		4,951,818

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund - Institutional Shares	1,076,720	1,076,720
BlackRock Liquidity Funds TempFund - Institutional Shares	1,076,720	1,076,720

TOTAL SHORT-TERM INVESTMENTS (Cost $2,153,440)		2,153,440

TOTAL INVESTMENTS — 100.0% (Cost $84,568,829)(a)		$85,584,367

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $86,065,713. Net unrealized depreciation was $481,346. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,982,215 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $11,463,561.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$78,479,109	$78,479,109	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,951,818	4,951,818	—	—
SHORT-TERM INVESTMENTS	2,153,440	2,153,440	—	—
TOTAL INVESTMENTS	$85,584,367	$85,584,367	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 96.0%
Advertising — 2.6%
Interpublic Group of Cos., Inc.*	63,100	$474,512
Omnicom Group, Inc.	12,600	465,444
		939,956
Aerospace & Defense — 0.4%
Curtiss-Wright Corp.	4,100	139,933

Airlines — 0.2%
Southwest Airlines Co.	5,800	55,680

Auto Parts & Equipment — 1.4%
Autoliv, Inc.	3,100	104,160
BorgWarner, Inc.	2,800	84,728
WABCO Holdings, Inc.	15,500	325,500
		514,388
Banks — 8.5%
BancorpSouth, Inc.	1,900	46,379
City National Corp.	11,900	463,267
Comerica, Inc.	16,400	486,588
Commerce Bancshares, Inc.	6,300	234,612
Cullen/Frost Bankers, Inc.	4,400	227,216
KeyCorp	51,200	332,800
M&T Bank Corp.	7,500	467,400
PNC Financial Services Group, Inc.	3,700	179,783
State Street Corp.	9,500	499,700
SunTrust Banks, Inc.	7,900	178,145
		3,115,890
Chemicals — 1.6%
Celanese Corp., Series A	9,800	245,000
Valspar Corp.	12,100	332,871
		577,871
Computers — 1.8%
Diebold, Inc.	11,000	362,230
Jack Henry & Associates, Inc.	13,000	305,110
		667,340
Distribution & Wholesale — 0.9%
Fossil, Inc.*	4,500	128,025
Genuine Parts Co.	1,900	72,314
Grainger (W.W.), Inc.	1,400	125,104
		325,443
Diversified Financial Services — 2.7%
Lazard Ltd., Class A	18,600	768,366
Raymond James Financial, Inc.	9,500	221,160
		989,526
Electric — 1.6%
CMS Energy Corp.	28,000	375,200
Northeast Utilities	8,000	189,920
		565,120
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,700	164,077

Electronics — 0.7%
Trimble Navigation Ltd.*	9,900	236,709

Engineering & Construction — 2.5%
Jacobs Engineering Group, Inc.*	12,000	551,400
KBR, Inc.	15,523	361,531
		912,931
Entertainment — 1.2%
International Game Technology	20,800	446,784

Environmental Control — 0.8%
Republic Services, Inc.	10,795	286,823

Food — 1.2%
The J.M. Smucker Co.	8,000	424,080

Gas — 0.4%
Piedmont Natural Gas Co., Inc.	6,800	162,792

Hand & Machine Tools — 0.7%
Kennametal, Inc.	10,000	246,100

Healthcare Products — 3.1%
DENTSPLY International, Inc.	3,600	124,344
Patterson Cos., Inc.*	23,300	634,925
Varian Medical Systems, Inc.*	8,600	362,318
		1,121,587
Healthcare Services — 2.6%
DaVita, Inc.*	10,400	589,056
HealthSouth Corp.*	20,300	317,492
Humana, Inc.*	1,000	37,300
		943,848
Household Products & Wares — 0.7%
Fortune Brands, Inc.	6,100	262,178

Insurance — 5.8%
ACE Ltd.*	13,400	716,364
AON Corp.	14,000	569,660
Markel Corp.*	800	263,856
PartnerRe Ltd.	7,500	577,050
		2,126,930
Internet — 1.0%
McAfee, Inc.*	8,700	380,973

Iron & Steel — 2.6%
Reliance Steel & Aluminum Co.	14,500	617,120
Steel Dynamics, Inc.	7,300	111,982
United States Steel Corp.	5,000	221,850
		950,952
Lodging — 3.7%
Marriott International, Inc., Class A	18,035	497,586
Starwood Hotels & Resorts Worldwide, Inc.	14,100	465,723
Wynn Resorts Ltd.*	5,700	404,073
		1,367,382
Machinery - Diversified — 1.0%
Cummins, Inc.	2,600	116,506
Roper Industries, Inc.	4,600	234,508
		351,014

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 6.6%
Eaton Corp.	9,600	$543,264
ITT Corp.	8,800	458,920
Parker Hannifin Corp.	7,300	378,432
Pentair, Inc.	4,900	144,648
SPX Corp.	6,400	392,128
Tyco International Ltd.	14,200	489,616
		2,407,008
Oil & Gas — 5.9%
Cabot Oil & Gas Corp.	10,900	389,675
EOG Resources, Inc.	3,000	250,530
EQT Corp.	15,000	639,000
Goodrich Petroleum Corp.*	7,400	190,994
Helmerich & Payne, Inc.	3,500	138,355
Nabors Industries Ltd.*	4,600	96,140
Noble Energy, Inc.	5,200	342,992
Range Resources Corp.	1,900	93,784
		2,141,470
Oil & Gas Services — 3.7%
Cameron International Corp.*	6,800	257,176
Halliburton Co.	18,381	498,493
Smith International, Inc.	11,200	321,440
Superior Energy Services, Inc.*	12,200	274,744
		1,351,853
Packaging and Containers — 0.9%
Ball Corp.	6,600	324,720

Pharmaceuticals — 7.9%
AmerisourceBergen Corp.	30,600	684,828
McKesson Corp.	10,200	607,410
Mylan, Inc.*	42,500	680,425
Onyx Pharmaceuticals, Inc.*	5,494	164,655
Warner Chilcott Plc, Class A*	21,600	466,992
Watson Pharmaceuticals, Inc.*	7,800	285,792
		2,890,102
Pipelines — 1.6%
El Paso Corp.	12,700	131,064
The Williams Cos., Inc.	25,500	455,685
		586,749
Retail — 5.0%
American Eagle Outfitters, Inc.	23,200	391,152
Big Lots, Inc.*	7,500	187,650
Guess?, Inc.	7,200	266,688
Macy’s, Inc.	2,200	40,238
Nordstrom, Inc.	9,500	290,130
PetSmart, Inc.	12,300	267,525
The Children’s Place Retail Stores, Inc.*	3,600	107,856
TJX Cos., Inc.	7,700	286,055
		1,837,294
Savings & Loans — 0.2%
Washington Federal, Inc.	4,800	80,928

Semiconductors — 2.3%
Micron Technology, Inc.*	39,000	319,800
QLogic Corp.*	12,500	215,000
Xilinx, Inc.	13,500	316,170
		850,970
Software — 5.5%
Adobe Systems, Inc.*	23,022	760,647
Autodesk, Inc.*	15,980	380,324
CA, Inc.	11,900	261,681
Intuit, Inc.*	14,500	413,250
Sybase, Inc.*	2,790	108,531
VeriFone Holdings, Inc.*	6,000	95,340
		2,019,773
Telecommunications — 3.0%
CenturyTel, Inc.	19,614	659,030
Tellabs, Inc.*	63,000	435,960
		1,094,990
Transportation — 2.6%
Kansas City Southern*	27,300	723,177
Kirby Corp.*	5,814	214,071
		937,248
Trucking and Leasing — 0.6%
GATX Corp.	8,100	226,395

TOTAL COMMON STOCKS (Cost $29,342,907)		35,025,807

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Office Property — 0.3%
Alexandria Real Estate Equities, Inc. (Cost $117,161)	2,200	119,570

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	668,110	668,110
BlackRock Liquidity Funds TempFund - Institutional Shares	668,110	668,110

TOTAL SHORT-TERM INVESTMENTS (Cost $1,336,220)		1,336,220

TOTAL INVESTMENTS — 100.0% (Cost $30,796,288)(a)		$36,481,597

†                 See Security Valuation Note.

*                 Non-income producing security.

(a)         At September 30, 2009, the cost for Federal income tax purposes was $31,220,525. Net unrealized appreciation was $5,261,072. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,968,846 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $707,774.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$35,025,807	$35,025,807	$—	$—
REAL ESTATE INVESTMENT TRUSTS	119,570	119,570	—	—
SHORT-TERM INVESTMENTS	1,336,220	1,336,220	—	—
TOTAL INVESTMENTS	$36,481,597	$36,481,597	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 94.8%
Aerospace & Defense — 1.2%
Esterline Technologies Corp.*	5,600	$219,576

Banks — 0.6%
Signature Bank*	3,800	110,200

Biotechnology — 2.1%
Dendreon Corp.*	4,900	137,151
OSI Pharmaceuticals, Inc.*	3,800	134,140
Vertex Pharmaceuticals, Inc.*	2,700	102,330
		373,621
Chemicals — 2.7%
Airgas, Inc.	2,400	116,088
Celanese Corp., Series A	5,100	127,500
Ecolab, Inc.	2,900	134,067
Rockwood Holdings, Inc.*	5,500	113,135
		490,790
Commercial Services — 16.4%
Alliance Data Systems Corp.*	5,600	342,048
Apollo Group, Inc., Class A*	3,800	279,946
FTI Consulting, Inc.*	7,200	306,792
Gartner, Inc.*	20,831	380,582
Live Nation, Inc.*	32,621	267,166
Resources Connection, Inc.*	18,066	308,206
Strayer Education, Inc.	500	108,840
TeleTech Holdings, Inc.*	6,979	119,062
Total System Services, Inc.	14,200	228,762
VistaPrint NV*	4,836	245,427
Weight Watchers International, Inc.	6,800	186,592
Wright Express Corp.*	5,577	164,577
		2,938,000
Computers — 4.4%
IHS, Inc., Class A*	5,600	286,328
Riverbed Technology, Inc.*	2,400	52,704
SYKES Enterprises, Inc.*	21,307	443,612
		782,644
Distribution & Wholesale — 0.8%
LKQ Corp.*	7,600	140,904

Diversified Financial Services — 1.5%
Lazard Ltd., Class A	3,300	136,323
Raymond James Financial, Inc.	5,900	137,352
		273,675
Electronics — 1.8%
Dolby Laboratories, Inc., Class A*	3,300	126,027
PerkinElmer, Inc.	6,600	126,984
Thomas & Betts Corp.*	2,300	69,184
		322,195
Engineering & Construction — 0.8%
URS Corp.*	3,100	135,315

Entertainment — 5.8%
Cinemark Holdings, Inc.	4,600	47,656
DreamWorks Animation SKG, Inc. Class A*	5,900	209,863
National CineMedia, Inc.	20,844	353,723
Penn National Gaming, Inc.*	3,800	105,108
Regal Entertainment Group, Class A	7,633	94,038
Scientific Games Corp., Class A*	14,700	232,701
		1,043,089
Healthcare Products — 7.4%
Boston Scientific Corp.*	17,100	181,089
ev3, Inc.*	21,500	264,665
Greatbatch, Inc.*	10,100	226,947
Inverness Medical Innovations, Inc.*	4,130	159,955
NuVasive, Inc.*	5,100	212,976
Sirona Dental Systems, Inc.*	5,233	155,682
STERIS Corp.	4,327	131,757
		1,333,071
Home Furnishings — 1.1%
TiVo, Inc.*	19,900	206,164

Insurance — 1.4%
Allied World Assurance Co. Holdings Ltd.	2,000	95,860
The Hanover Insurance Group, Inc.	3,800	157,054
		252,914
Internet — 6.7%
Equinix, Inc.*	1,600	147,200
GSI Commerce, Inc.*	33,783	652,350
priceline.com, Inc.*	900	149,238
Sapient Corp.*	31,826	255,881
		1,204,669
Iron & Steel — 0.8%
Allegheny Technologies, Inc.	4,000	139,960

Leisure Time — 2.7%
Polaris Industries, Inc.	5,459	222,618
WMS Industries, Inc.*	6,045	269,365
		491,983
Lodging — 1.2%
Las Vegas Sands Corp.*	4,800	80,832
Starwood Hotels & Resorts Worldwide, Inc.	3,900	128,817
		209,649
Machinery - Construction & Mining — 0.7%
Bucyrus International, Inc.	3,700	131,794

Machinery - Diversified — 2.0%
Chart Industries, Inc.*	5,100	110,109
Gardner Denver, Inc.*	6,900	240,672
		350,781
Miscellaneous Manufacturing — 1.8%
Acuity Brands, Inc.	3,611	116,310
ITT Corp.	3,800	198,170
		314,480
Oil & Gas — 5.7%
Concho Resources, Inc.*	5,900	214,288
Continental Resources, Inc.*	5,200	203,684
Goodrich Petroleum Corp.*	5,900	152,279
PetroHawk Energy Corp.*	6,533	158,164

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Whiting Petroleum Corp.*	5,068	$291,816
		1,020,231
Packaging and Containers — 0.7%
Owens-Illinois, Inc.*	3,600	132,840

Pharmaceuticals — 3.9%
Forest Laboratories, Inc.*	3,600	105,984
Mylan, Inc.*	19,133	306,319
Onyx Pharmaceuticals, Inc.*	5,050	151,349
Perrigo Co.	4,100	139,359
		703,011
Real Estate — 0.9%
CB Richard Ellis Group, Inc., Class A*	13,133	154,182

Retail — 5.3%
Advance Auto Parts, Inc.	2,700	106,056
American Eagle Outfitters, Inc.	5,300	89,358
Bed Bath & Beyond, Inc.*	3,400	127,636
Big Lots, Inc.*	3,100	77,562
Dick’s Sporting Goods, Inc.*	4,200	94,080
GameStop Corp., Class A*	7,200	190,584
PF Chang’s China Bistro, Inc.*	2,500	84,925
Phillips-Van Heusen Corp.	4,400	188,276
		958,477
Semiconductors — 3.7%
Fairchild Semiconductor International, Inc.*	5,248	53,687
Microsemi Corp.*	17,313	273,372
PMC-Sierra, Inc.*	34,700	331,732
		658,791
Software — 6.4%
Lawson Software, Inc.*	32,400	202,176
Omniture, Inc.*	4,085	87,582
SkillSoft Plc ADR*	57,600	552,960
Solera Holdings, Inc.	9,926	308,798
		1,151,516
Telecommunications — 3.7%
NII Holdings, Inc.*	13,433	402,721
SBA Communications Corp., Class A*	9,800	264,894
		667,615
Transportation — 0.6%
UTi Worldwide, Inc.	6,900	99,912

TOTAL COMMON STOCKS (Cost $14,783,678)		17,012,049

SHORT-TERM INVESTMENTS — 5.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	464,811	464,811
BlackRock Liquidity Funds TempFund - Institutional Shares	464,810	464,810

TOTAL SHORT-TERM INVESTMENTS (Cost $929,621)		929,621

TOTAL INVESTMENTS — 100.0% (Cost $15,713,299)(a)		$17,941,670

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $15,925,695. Net unrealized appreciation was $2,015,975. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,351,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $335,582.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$17,012,049	$17,012,049	$—	$—
SHORT-TERM INVESTMENTS	929,621	929,621	—	—
TOTAL INVESTMENTS	$17,941,670	$17,941,670	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.1%
Agriculture — 2.2%
Bunge Ltd.	2,250	$140,873
Universal Corp.	6,175	258,238
		399,111
Airlines — 0.6%
Alaska Air Group, Inc.*	2,550	68,315
SkyWest, Inc.	2,700	44,766
		113,081
Apparel — 1.1%
Jones Apparel Group, Inc.	11,400	204,402

Auto Parts & Equipment — 1.0%
Federal Mogul Corp.*	15,800	190,706

Banks — 3.0%
Associated Banc-Corp	15,100	172,442
City National Corp.	1,850	72,021
Comerica, Inc.	3,450	102,361
Webster Financial Corp.	6,700	83,549
Whitney Holding Corp.	12,600	120,204
		550,577
Building Materials — 0.5%
Masco Corp.	6,700	86,564

Chemicals — 2.8%
Arch Chemicals, Inc.	3,450	103,466
Cytec Industries, Inc.	6,400	207,808
Rockwood Holdings, Inc.*	9,650	198,500
		509,774
Commercial Services — 2.5%
Convergys Corp.*	15,500	154,070
Hertz Global Holdings, Inc.*	15,600	168,948
Kelly Services, Inc., Class A	12,100	148,830
		471,848
Computers — 4.2%
Insight Enterprises, Inc.*	9,100	111,111
NCR Corp.*	5,150	71,173
Perot Systems Corp., Class A*	8,600	255,420
SanDisk Corp.*	5,400	117,180
Western Digital Corp.*	5,900	215,527
		770,411
Distribution & Wholesale — 2.4%
United Stationers, Inc.*	4,575	217,816
WESCO International, Inc.*	8,000	230,400
		448,216
Electric — 4.1%
CMS Energy Corp.	13,825	185,255
Northeast Utilities	9,000	213,660
Portland General Electric Co.	8,400	165,648
RRI Energy, Inc.*	10,150	72,471
Wisconsin Energy Corp.	2,700	121,959
		758,993
Electrical Components & Equipment — 0.9%
EnerSys*	7,300	161,476

Electronics — 5.0%
Arrow Electronics, Inc.*	5,800	163,270
AU Optronics Corp. ADR	16,940	163,979
Avnet, Inc.*	6,400	166,208
Flextronics International Ltd.*	30,100	224,546
Thomas & Betts Corp.*	6,750	203,040
		921,043
Food — 3.9%
Del Monte Foods Co.	16,300	188,754
Smithfield Foods, Inc.*	16,350	225,630
SUPERVALU, Inc.	11,150	167,919
Tyson Foods, Inc., Class A	11,400	143,982
		726,285
Gas — 2.3%
Atmos Energy Corp.	8,150	229,667
NiSource, Inc.	13,975	194,113
		423,780
Hand & Machine Tools — 1.7%
Black & Decker Corp.	3,000	138,870
Regal-Beloit Corp.	3,850	175,984
		314,854
Healthcare Products — 0.5%
Henry Schein, Inc.*	1,675	91,974

Healthcare Services — 3.2%
AMERIGROUP Corp.*	4,600	101,982
LifePoint Hospitals, Inc.*	8,450	228,657
Molina Healthcare, Inc.*	8,525	176,382
Universal Health Services, Inc., Class B	1,300	80,509
		587,530
Home Builders — 1.2%
NVR, Inc.*	175	111,540
Pulte Homes, Inc.	10,200	112,098
		223,638
Home Furnishings — 0.7%
Whirlpool Corp.	1,800	125,928

Insurance — 8.4%
Arch Capital Group Ltd.*	1,550	104,687
Aspen Insurance Holdings Ltd.	9,000	238,230
Endurance Specialty Holdings Ltd.	4,800	175,056
Fidelity National Financial, Inc., Class A	9,000	135,720
PartnerRe Ltd.	2,225	171,191
Platinum Underwriters Holdings Ltd.	6,150	220,416
Reinsurance Group of America, Inc.	4,925	219,655
StanCorp Financial Group, Inc.	4,200	169,554
Unum Group	5,675	121,672
		1,556,181
Iron & Steel — 1.6%
AK Steel Holding Corp.	5,700	112,461
Reliance Steel & Aluminum Co.	4,400	187,264
		299,725
Leisure Time — 1.3%
Callaway Golf Co.	16,900	128,609

	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — (continued)
Harley-Davidson, Inc.	5,100	$117,300
		245,909
Lodging — 0.6%
Boyd Gaming Corp.*	10,700	116,951

Machinery - Construction & Mining — 1.3%
Terex Corp.*	11,925	247,205

Machinery - Diversified — 2.1%
Briggs & Stratton Corp.	11,000	213,510
Gardner Denver, Inc.*	4,850	169,168
		382,678
Media — 0.6%
CBS Corp., Class B	9,450	113,873

Metal Fabricate/Hardware — 2.0%
Commercial Metals Co.	10,750	192,425
Mueller Industries, Inc.	7,550	180,219
		372,644
Miscellaneous Manufacturing — 2.3%
A. O. Smith Corp.	3,550	135,255
Acuity Brands, Inc.	2,600	83,746
Cooper Industries Plc, Class A	2,500	93,925
Teleflex, Inc.	2,200	106,282
		419,208
Oil & Gas — 5.7%
Cimarex Energy Co.	6,225	269,667
Forest Oil Corp.*	9,000	176,130
Helmerich & Payne, Inc.	5,000	197,650
Rowan Cos., Inc.	7,050	162,644
Whiting Petroleum Corp.*	4,225	243,275
		1,049,366
Oil & Gas Services — 2.8%
Acergy SA ADR	6,700	84,621
Helix Energy Solutions Group, Inc.*	15,200	227,696
Oil States International, Inc.*	5,800	203,754
		516,071
Packaging and Containers — 1.6%
Owens-Illinois, Inc.*	3,725	137,453
Sonoco Products Co.	5,675	156,289
		293,742
Pharmaceuticals — 0.6%
Omnicare, Inc.	5,000	112,600

Real Estate — 0.4%
Brookfield Properties Corp.	6,400	72,064

Retail — 7.5%
AnnTaylor Stores Corp.*	7,000	111,230
AutoNation, Inc.*	6,650	120,232
Foot Locker, Inc.	19,600	234,220
J.C. Penney Co., Inc.	3,200	108,000
Limited Brands, Inc.	11,000	186,890
Office Depot, Inc.*	26,600	176,092
Signet Jewelers Ltd.*	8,400	221,172
The Men’s Wearhouse, Inc.	8,950	221,065
		1,378,901
Savings & Loans — 3.1%
Astoria Financial Corp.	10,700	118,128
First Niagara Financial Group, Inc.	17,700	218,241
Provident Financial Services, Inc.	3,950	40,645
Washington Federal, Inc.	11,450	193,047
		570,061
Semiconductors — 3.4%
Amkor Technology, Inc.*	21,800	149,984
Lam Research Corp.*	4,500	153,720
Siliconware Precision Industries Co. ADR	28,000	201,040
Teradyne, Inc.*	13,200	122,100
		626,844
Telecommunications — 2.7%
Amdocs Ltd.*	3,600	96,768
Anixter International, Inc.*	5,300	212,583
CommScope, Inc.*	6,150	184,069
		493,420
Transportation — 0.3%
Con-way, Inc.	1,600	61,312

TOTAL COMMON STOCKS (Cost $14,588,169)		17,008,946

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Hotels & Resorts — 0.3%
Sunstone Hotel Investors, Inc.*	8,609	61,124

Mixed Industrial/Office — 0.6%
Digital Realty Trust, Inc.	2,450	111,990

Office Property — 0.7%
Brandywine Realty Trust	12,100	133,584

Real Estate — 0.7%
Jones Lang Lasalle, Inc.	2,700	127,899

Strip Centers — 0.8%
Tanger Factory Outlet Centers, Inc.	3,725	139,091

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $499,469)		573,688

SHORT-TERM INVESTMENTS — 4.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	442,550	442,550
BlackRock Liquidity Funds TempFund - Institutional Shares	442,549	442,549

TOTAL SHORT-TERM INVESTMENTS (Cost $885,099)		885,099

TOTAL INVESTMENTS — 100.0% (Cost $15,972,737)(a)		$18,467,733

(a)          At September 30, 2009, the cost for Federal income tax purposes was $15,994,066. Net unrealized appreciation was $2,473,667. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,752,615 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $278,948.

†                  See Security Valuation Note.

*                 Non-income producing security.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$17,008,946	$17,008,946	$—	$—
REAL ESTATE INVESTMENT TRUSTS	573,688	573,688	—	—
SHORT-TERM INVESTMENTS	885,099	885,099	—	—
TOTAL INVESTMENTS	$18,467,733	$18,467,733	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.2%
Aerospace & Defense — 1.8%
AeroVironment, Inc.*	25,965	$729,357
TransDigm Group, Inc.*	12,228	609,077
		1,338,434
Airlines — 2.5%
AirTran Holdings, Inc.*	180,556	1,128,475
Copa Holdings S.A., Class A	15,458	687,726
		1,816,201
Apparel — 2.0%
Iconix Brand Group, Inc.*	63,000	785,610
Under Armour, Inc., Class A*	24,800	690,184
		1,475,794
Auto Parts & Equipment — 1.9%
Federal Mogul Corp.*	58,796	709,668
Titan International, Inc.	78,616	699,682
		1,409,350
Biotechnology — 3.8%
AMAG Pharmaceuticals, Inc.*	34,445	1,504,557
Cubist Pharmaceuticals, Inc.*	31,793	642,219
United Therapeutics Corp.*	12,586	616,588
		2,763,364
Coal — 0.9%
Walter Energy, Inc.	10,975	659,158

Commercial Services — 12.4%
Aegean Marine Petroleum Network, Inc.	97,631	2,196,697
AerCap Holdings N.V.*	176,219	1,598,306
American Public Education, Inc.*	57,693	2,004,255
FTI Consulting, Inc.*	40,675	1,733,162
Monster Worldwide, Inc.*	37,500	655,500
VistaPrint NV*	18,140	920,605
		9,108,525
Computers — 0.6%
BluePhoenix Solutions Ltd.*	108,700	411,973

Distribution & Wholesale — 0.9%
Titan Machinery, Inc.*	50,228	628,855

Diversified Financial Services — 2.2%
GLG Partners, Inc.	168,640	679,619
Greenhill & Co., Inc.	10,375	929,393
		1,609,012
Electric — 0.8%
EnerNOC, Inc.*	18,450	611,802

Electrical Components & Equipment — 0.5%
Advanced Energy Industries, Inc.*	28,141	400,728

Engineering & Construction — 0.7%
Stanley, Inc.*	20,575	529,189

Entertainment — 1.8%
Pinnacle Entertainment, Inc.*	131,303	1,337,978

Food — 1.8%
Smart Balance, Inc.*	213,823	1,312,873

Healthcare Products — 4.5%
Masimo Corp.*	49,550	1,298,210
NuVasive, Inc.*	28,418	1,186,736
Thoratec Corp.*	28,333	857,640
		3,342,586
Healthcare Services — 2.5%
Amedisys, Inc.*	20,700	903,141
IPC The Hospitalist Co., Inc.*	29,208	918,592
		1,821,733
Home Furnishings — 1.5%
DTS, Inc.*	32,852	899,488
Tempur-Pedic International, Inc.*	11,729	222,147
		1,121,635
Insurance — 1.9%
MGIC Investment Corp.*	190,725	1,413,272

Internet — 2.5%
Sapient Corp.*	132,693	1,066,852
Websense, Inc.*	46,000	772,800
		1,839,652
Leisure Time — 1.6%
Life Time Fitness, Inc.*	42,246	1,185,000

Lodging — 1.9%
Orient-Express Hotels Ltd., Class A	121,984	1,404,036

Machinery - Construction & Mining — 1.3%
Terex Corp.*	44,450	921,448

Oil & Gas — 10.6%
Carrizo Oil & Gas, Inc.*	38,925	953,273
Comstock Resources, Inc.*	19,850	795,588
PetroHawk Energy Corp.*	95,594	2,314,331
Petroquest Energy, Inc.*	173,558	1,126,392
Quicksilver Resources, Inc.*	170,415	2,418,189
SandRidge Energy, Inc.*	16,917	219,244
		7,827,017
Pharmaceuticals — 7.7%
BioMarin Pharmaceuticals, Inc.*	121,363	2,194,243
Cardiome Pharma Corp.*	242,600	1,050,458
Durect Corp.*	307,834	821,917
Isis Pharmaceuticals, Inc.*	42,625	621,046
Pozen, Inc.*	132,927	978,343
		5,666,007
Retail — 4.1%
BJ’s Restaurants, Inc.*	21,683	325,028
Buffalo Wild Wings, Inc.*	16,676	693,888
Lululemon Athletica, Inc.*	32,056	729,274
Texas Roadhouse, Inc., Class A*	50,675	538,169
Ulta Salon Cosmetics & Fragrance, Inc.*	45,924	758,205
		3,044,564
Semiconductors — 7.1%
FormFactor, Inc.*	48,935	1,170,525

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Netlogic Microsystems, Inc.*	20,789	$935,505
Teradyne, Inc.*	232,626	2,151,791
Verigy Ltd.*	83,999	976,068
		5,233,889
Software — 10.3%
Ariba, Inc.*	94,032	1,090,771
athenahealth, Inc.*	16,289	625,009
Concur Technologies, Inc.*	13,735	546,104
InnerWorkings, Inc.*	127,436	629,534
NetSuite, Inc.*	38,025	581,782
Phase Forward, Inc.*	63,898	897,128
Quality Systems, Inc.	13,275	817,342
Rosetta Stone, Inc.*	49,063	1,126,486
Taleo Corp., Class A*	26,067	590,157
The Ultimate Software Group, Inc.*	24,445	702,060
		7,606,373
Telecommunications — 2.6%
Atheros Communications, Inc.*	27,391	726,683
Neutral Tandem, Inc.*	24,100	548,516
Switch & Data Facilities Co., Inc.*	49,078	667,952
		1,943,151
Transportation — 3.5%
Atlas Air Worldwide Holdings, Inc.*	26,139	835,664
Celadon Group, Inc.*	64,988	735,014
Genesee & Wyoming, Inc., Class A*	18,325	555,614
Vitran Corp., Inc.*	49,574	447,158
		2,573,450

TOTAL COMMON STOCKS (Cost $60,763,229)		72,357,049

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Building & Real Estate — 0.8%
Redwood Trust, Inc. (Cost$438,922)	35,850	555,675

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	386,518	386,518
BlackRock Liquidity Funds TempFund - Institutional Shares	386,518	386,518

TOTAL SHORT-TERM INVESTMENTS (Cost $773,036)		773,036

TOTAL INVESTMENTS — 100.0% (Cost $61,975,187)(a)		$73,685,760

†                 See Security Valuation Note.

*                 Non-income producing security.

(a)         At September 30, 2009, the cost for Federal income tax purposes was $65,952,711. Net unrealized appreciation was $7,733,049. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,239,241 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,506,192.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$72,357,049	$72,357,049	$—	$—
REAL ESTATE INVESTMENT TRUSTS	555,675	555,675	—	—
SHORT-TERM INVESTMENTS	773,036	773,036	—	—
TOTAL INVESTMENTS	$73,685,760	$73,685,760	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 89.4%
Aerospace & Defense — 1.2%
AAR Corp.*	42,847	$940,063
TransDigm Group, Inc.*	10,696	532,768
		1,472,831
Airlines — 1.3%
AirTran Holdings, Inc.*	182,640	1,141,500
JetBlue Airways Corp.*	77,040	460,699
		1,602,199
Auto Parts & Equipment — 0.3%
TRW Automotive Holdings Corp.*	25,990	435,333

Banks — 10.5%
Bank of the Ozarks, Inc.	31,825	844,317
Boston Private Financial Holdings, Inc.	62,549	407,194
Bridge Capital Holdings*	11,583	81,081
Capital City Bank Group, Inc.	11,389	161,724
City Holding Co.	13,102	390,571
CoBiz Financial, Inc.	42,831	213,298
East West Bancorp, Inc.	25,073	208,106
F.N.B. Corp.	80,105	569,546
First Financial Bankshares, Inc.	24,180	1,195,943
FirstMerit Corp.	14,007	266,553
Glacier Bancorp, Inc.	51,108	763,553
Hancock Holding Co.	23,970	900,553
Heritage Financial Corp.	13,820	181,733
Home Bancshares, Inc.	20,816	456,287
IBERIABANK Corp.	10,819	492,914
MB Financial, Inc.	11,030	231,299
PacWest Bancorp	17,570	334,708
Pinnacle Financial Partners, Inc.*	36,639	465,682
Prosperity Bancshares, Inc.	36,576	1,272,479
S.Y. Bancorp, Inc.	5,900	136,231
SCBT Financial Corp.	19,957	560,792
Seacoast Banking Corp. of Florida	54,885	138,310
Sierra Bancorp	8,664	104,055
Signature Bank*	38,975	1,130,275
Southcoast Financial Corp.*	16,621	78,950
Sterling Bancorp	5,144	37,140
Sterling Bancshares, Inc.	18,519	135,374
Summit State Bank	12,248	71,896
Texas Capital Bancshares, Inc.*	17,123	288,351
The South Financial Group, Inc.	41,749	61,371
Trico Bancshares	20,608	337,971
UMB Financial Corp.	17,749	717,769
United Community Banks, Inc.*	18,342	91,709
		13,327,735
Building Materials — 1.6%
Comfort Systems USA, Inc.	112,021	1,298,323
Universal Forest Products, Inc.	19,117	754,357
		2,052,680
Chemicals — 3.7%
H.B. Fuller Co.	50,504	1,055,534
KMG Chemicals, Inc.	37,707	421,187
Minerals Technologies, Inc.	20,415	970,937
PolyOne Corp.*	180,940	1,206,870
Sensient Technologies Corp.	14,671	407,414
Solutia, Inc.*	61,243	709,194
		4,771,136
Commercial Services — 3.9%
Aaron’s, Inc.	42,066	1,110,543
Aegean Marine Petroleum Network, Inc.	43,681	982,823
Hillenbrand, Inc.	9,930	202,274
MAXIMUS, Inc.	8,015	373,499
Monro Muffler Brake, Inc.	16,003	508,735
On Assignment, Inc.*	48,161	281,742
Resources Connection, Inc.*	34,884	595,121
RSC Holdings, Inc.*	119,516	868,881
		4,923,618
Computers — 1.4%
Electronics for Imaging, Inc.*	101,971	1,149,213
MTS Systems Corp.	22,395	654,158
		1,803,371
Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc.*	34,341	404,194

Distribution & Wholesale — 3.3%
Beacon Roofing Supply, Inc.*	28,516	455,686
Fossil, Inc.*	34,257	974,612
Pool Corp.	21,300	473,286
School Specialty, Inc.*	20,199	479,120
Watsco, Inc.	27,144	1,463,333
WESCO International, Inc.*	11,340	326,592
		4,172,629
Diversified Financial Services — 2.3%
BGC Partners, Inc., Class A	41,094	175,882
Financial Federal Corp.	38,713	955,437
KBW, Inc.*	19,509	628,580
Knight Capital Group, Inc., Class A*	34,860	758,205
MF Global Ltd.*	50,771	369,105
		2,887,209
Electric — 4.3%
Cleco Corp.	46,401	1,163,737
El Paso Electric Co.*	118,519	2,094,231
Great Plains Energy, Inc.	12,800	229,760
MGE Energy, Inc.	12,738	464,682
NorthWestern Corp.	9,805	239,536
The Empire District Electric Co.	7,093	128,312
UniSource Energy Corp.	12,833	394,615
Westar Energy, Inc.	41,874	816,962
		5,531,835
Electrical Components & Equipment — 0.9%
EnerSys*	30,925	684,061
Littelfuse, Inc.*	16,496	432,855
		1,116,916
Electronics — 0.3%
Gentex Corp.	22,907	324,134

Environmental Control — 0.7%
Waste Connections, Inc.*	32,834	947,589

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — 1.8%
American Italian Pasta Co., Class A*	15,340	$416,941
Lance, Inc.	19,640	507,105
Nash Finch Co.	7,099	194,087
The Hain Celestial Group, Inc.*	25,870	495,928
TreeHouse Foods, Inc.*	19,160	683,437
		2,297,498
Gas — 0.8%
South Jersey Industries, Inc.	940	33,182
Southwest Gas Corp.	28,787	736,372
The Laclede Group, Inc.	5,858	188,393
		957,947
Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	11,987	343,667
Snap-On, Inc.	9,560	332,306
		675,973
Healthcare Products — 2.9%
American Medical Systems Holdings, Inc.*	53,657	907,876
Cardiac Science Corp.*	110,249	440,996
Edwards Lifesciences Corp.*	10,316	721,192
Hill-Rom Holdings, Inc.	19,056	415,040
Kinetic Concepts, Inc.*	8,560	316,549
Symmetry Medical, Inc.*	89,673	929,909
		3,731,562
Healthcare Services — 2.0%
Amedisys, Inc.*	34,180	1,491,273
Lincare Holdings, Inc.*	32,423	1,013,219
		2,504,492
Holding Companies — 0.6%
Compass Diversified Holdings	37,858	396,373
NRDC Acquisition Corp.*	35,940	371,620
		767,993
Home Builders — 1.0%
Meritage Homes Corp.*	27,588	560,036
The Ryland Group, Inc.	33,040	696,153
		1,256,189
Insurance — 8.1%
Ambac Financial Group, Inc.	80,040	134,467
American Equity Investment Life Holding Co.	154,685	1,085,889
Aspen Insurance Holdings Ltd.	45,879	1,214,417
Assured Guaranty Ltd.	15,248	296,116
Donegal Group, Inc., Class A	21,870	337,673
Max Capital Group Ltd.	71,093	1,519,257
Meadowbrook Insurance Group, Inc.	181,582	1,343,707
MGIC Investment Corp.*	41,890	310,405
ProAssurance Corp.*	23,228	1,212,269
RLI Corp.	15,410	813,340
The PMI Group, Inc.	30,970	131,623
Tower Group, Inc.	27,550	671,944
W. R. Berkley Corp.	18,320	463,130
Willis Group Holdings Ltd.	29,960	845,471
		10,379,708
Investment Companies — 1.2%
Apollo Investment Corp.	64,430	615,307
Ares Capital Corp.	49,118	541,280
PennantPark Investment Corp.	46,227	374,901
		1,531,488
Lodging — 1.1%
Ameristar Casinos, Inc.	32,177	507,753
Choice Hotels International, Inc.	14,606	453,662
Gaylord Entertainment Co.*	20,690	415,869
		1,377,284
Machinery - Diversified — 3.0%
Altra Holdings, Inc.*	18,220	203,882
Applied Industrial Technologies, Inc.	57,561	1,217,990
Graco, Inc.	18,108	504,670
Intermec, Inc.*	44,188	623,051
Robbins & Myers, Inc.	20,504	481,434
Tennant Co.	27,969	812,779
		3,843,806
Metal Fabricate/Hardware — 1.9%
Commercial Metals Co.	31,350	561,165
Mueller Industries, Inc.	41,124	981,630
Mueller Water Products, Inc., Class A	85,420	468,102
Olympic Steel, Inc.	14,973	429,575
		2,440,472
Mining — 1.4%
Kaiser Aluminum Corp.	48,450	1,761,642

Miscellaneous Manufacturing — 1.4%
Actuant Corp., Class A	109,683	1,761,509

Oil & Gas — 3.6%
Atlas Energy, Inc.	68,969	1,866,991
Brigham Exploration Co.*	64,466	585,351
Goodrich Petroleum Corp.*	39,206	1,011,907
Resolute Energy Corp.*	65,790	680,927
Rex Energy Corp.*	50,944	425,382
		4,570,558
Oil & Gas Services — 2.7%
Dril-Quip, Inc.*	19,618	973,837
Hornbeck Offshore Services, Inc.*	35,660	982,790
Key Energy Services, Inc.*	34,439	299,619
Oil States International, Inc.*	24,352	855,486
T-3 Energy Services, Inc.*	18,718	368,745
		3,480,477
Retail — 6.9%
Aeropostale, Inc.*	7,880	342,544
Asbury Automotive Group, Inc.*	20,349	258,025
Big Lots, Inc.*	20,202	505,454
California Pizza Kitchen, Inc.*	44,030	687,748
Casey’s General Stores, Inc.	38,035	1,193,538
CEC Entertainment, Inc.*	27,741	717,382
First Cash Financial Services, Inc.*	21,320	365,212
Gymboree Corp.*	23,215	1,123,142
Hibbett Sports, Inc.*	35,560	648,259
HSN, Inc.*	8,990	146,357

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Jos. A. Bank Clothiers, Inc.*	9,470	$423,972
The Children’s Place Retail Stores, Inc.*	23,230	695,971
The Finish Line, Inc., Class A	71,702	728,492
The Pantry, Inc.*	19,856	311,342
Tractor Supply Co.*	12,061	583,994
		8,731,432
Savings & Loans — 1.6%
Berkshire Hills Bancorp, Inc.	10,666	234,012
Brookline Bancorp, Inc.	55,889	543,241
Dime Community Bancshares	20,947	239,424
First Financial Holdings, Inc.	19,837	316,797
NewAlliance Bancshares, Inc.	46,746	500,182
Provident Financial Services, Inc.	8,070	83,041
WSFS Financial Corp.	6,636	176,783
		2,093,480
Semiconductors — 3.6%
ATMI, Inc.*	23,920	434,148
Emulex Corp.*	65,111	669,992
Entegris, Inc.*	110,860	548,757
Fairchild Semiconductor International, Inc.*	55,160	564,287
FormFactor, Inc.*	13,032	311,725
Micrel, Inc.	66,112	538,813
MKS Instruments, Inc.*	40,610	783,367
Semtech Corp.*	45,884	780,487
		4,631,576
Software — 3.3%
Avid Technology, Inc.*	70,660	995,599
JDA Software Group, Inc.*	22,052	483,821
Lawson Software, Inc.*	137,683	859,142
Monotype Imaging Holdings, Inc.*	37,520	315,543
Parametric Technology Corp.*	79,609	1,100,196
Progress Software Corp.*	18,533	419,773
		4,174,074
Telecommunications — 3.3%
ADC Telecommunications, Inc.*	64,193	535,370
Anixter International, Inc.*	27,741	1,112,691
Knology, Inc.*	52,028	507,273
Plantronics, Inc.	23,352	626,067
Polycom, Inc.*	28,402	759,753
Premiere Global Services, Inc.*	81,099	673,933
		4,215,087
Textiles — 0.6%
G&K Services, Inc., Class A	32,133	712,067

Transportation — 0.1%
Golar LNG Ltd.	13,071	144,565

TOTAL COMMON STOCKS (Cost $115,060,784)		113,814,288

REAL ESTATE INVESTMENT TRUSTS — 9.8%
Apartments — 1.4%
American Campus Communities, Inc.	66,536	1,786,492

Building & Real Estate — 2.8%
Cypress Sharpridge Investments, Inc.	40,260	571,692
MFA Financial, Inc.	177,046	1,409,286
National Retail Properties, Inc.	72,315	1,552,603
		3,533,581
Healthcare — 1.0%
Cogdell Spencer, Inc.	46,174	221,635
Omega Healthcare Investors, Inc.	71,576	1,146,648
		1,368,283
Mixed Industrial/Office — 2.2%
Digital Realty Trust, Inc.	37,335	1,706,583
Entertainment Properties Trust	31,480	1,074,727
		2,781,310
Office Property — 1.8%
BioMed Realty Trust, Inc.	63,065	870,297
Parkway Properties, Inc.	71,489	1,408,333
		2,278,630
Strip Centers — 0.6%
Acadia Realty Trust	48,945	737,601

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,819,551)		12,485,897

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	527,675	527,675
RBB Sansom Street Fund Money Market Portfolio	527,675	527,675

TOTAL SHORT-TERM INVESTMENTS (Cost $1,055,350)		1,055,350

TOTAL INVESTMENTS — 100.0% (Cost $128,935,685)(a)		$127,355,535

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $130,121,292. Net unrealized depreciation was $2,765,757. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,996,535 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,762,292.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$113,814,288	$113,814,288	$—	$—
REAL ESTATE INVESTMENT TRUSTS	12,485,897	12,485,897	—	—
SHORT-TERM INVESTMENTS	1,055,350	1,055,350	—	—
TOTAL INVESTMENTS	127,355,535	127,355,535	—	—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 90.7%
Advertising — 0.1%
APAC Customer Services, Inc.*	447	$2,642
Harte-Hanks, Inc.	774	10,704
inVentiv Health, Inc.*	608	10,172
Marchex Inc., Class B	244	1,198
		24,716
Aerospace & Defense — 1.3%
AAR Corp.*	786	17,245
AeroVironment, Inc.*	318	8,933
Argon ST, Inc.*	311	5,924
Astronics Corp.*	168	1,579
Cubic Corp.	320	12,630
Curtiss-Wright Corp.	897	30,615
Ducommun, Inc.	165	3,120
Esterline Technologies Corp.*	577	22,624
GenCorp, Inc.*	875	4,690
HEICO Corp.	471	20,422
Herley Industries, Inc.*	285	3,719
Kaman Corp.	561	12,331
LMI Aerospace, Inc.*	153	1,535
Moog, Inc., Class A*	904	26,668
National Presto Industries, Inc.	87	7,526
Orbital Sciences Corp.*	1,173	17,560
Teledyne Technologies, Inc.*	717	25,805
Triumph Group, Inc.	331	15,885
		238,811
Agriculture — 0.4%
AgFeed Industries, Inc.*	429	2,291
Alico, Inc.	51	1,499
Alliance One International, Inc.*	1,654	7,410
Cadiz, Inc.*	196	2,293
Griffin Land & Nurseries, Inc.	40	1,280
Star Scientific, Inc.*	1,179	1,096
Tejon Ranch Co.*	267	6,857
The Andersons, Inc.	411	14,467
Universal Corp.	518	21,663
Vector Group Ltd.	840	13,087
		71,943
Airlines — 0.8%
AirTran Holdings, Inc.*	2,433	15,206
Alaska Air Group, Inc.*	713	19,101
Allegiant Travel Co.*	349	13,294
Hawaiian Holdings, Inc.*	1,059	8,747
JetBlue Airways Corp.*	4,988	29,828
Republic Airways Holdings, Inc.*	701	6,540
SkyWest, Inc.	1,095	18,155
UAL Corp.*	2,881	26,563
US Airways Group, Inc.*	2,768	13,010
		150,444
Apparel — 1.6%
American Apparel, Inc.*	527	1,850
Carter’s, Inc.*	1,159	30,945
Cherokee, Inc.	200	4,794
Columbia Sportswear Co.	250	10,290
Crocs, Inc.*	1,706	11,345
Deckers Outdoor Corp.*	264	22,400
G-III Apparel Group Ltd.*	209	2,957
Iconix Brand Group, Inc.*	1,462	18,231
Jones Apparel Group, Inc.	1,661	29,782
K-Swiss, Inc., Class A	424	3,727
Maidenform Brands, Inc.*	338	5,428
Oxford Industries, Inc.	208	4,098
Perry Ellis International, Inc.*	214	3,433
Quiksilver, Inc.*	2,737	7,527
Skechers U.S.A., Inc., Class A*	727	12,461
Steven Madden Ltd.*	310	11,411
The Warnaco Group, Inc.*	931	40,834
Timberland Co., Class A*	921	12,820
True Religion Apparel, Inc.*	511	13,250
Under Armour, Inc., Class A*	671	18,674
Unifi, Inc.*	782	2,502
Volcom, Inc.*	367	6,048
Weyco Group, Inc.	100	2,290
Wolverine World Wide, Inc.	1,016	25,238
		302,335
Auto Manufacturers — 0.0%
Force Protection, Inc.*	1,442	7,873

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing Holdings, Inc.	916	6,485
Amerigon, Inc.*	339	2,492
ArvinMeritor, Inc.	1,510	11,808
ATC Technology Corp.*	412	8,141
China Automotive Systems, Inc.*	144	1,338
Cooper Tire & Rubber Co.	1,196	21,026
Dana Holding Corp.*	2,044	13,920
Dorman Products, Inc.*	157	2,358
Exide Technologies*	987	7,866
Fuel Systems Solutions, Inc.*	284	10,221
Miller Industries, Inc.*	187	2,057
Modine Manufacturing Co.	679	6,294
Spartan Motors, Inc.	517	2,657
Standard Motor Products, Inc.	282	4,286
Superior Industries International, Inc.	462	6,561
Tenneco, Inc.*	913	11,906
Titan International, Inc.	655	5,830
Wonder Auto Technology, Inc.*	235	2,820
		128,066
Banks — 5.6%
1st Source Corp.	326	5,314
Alliance Financial Corp.	73	1,975
American National Bankshares, Inc.	109	2,378
Ameris Bancorp	206	1,470
Ames National Corp.	99	2,387
Arrow Financial Corp.	237	6,465
Auburn National Bancorporation, Inc.	46	1,122
BancFirst Corp.	105	3,878
Banco Latinoamericano de Exportaciones S.A., Class E	536	7,622
Bancorp Rhode Island, Inc.	69	1,724
Bancorp, Inc.*	512	2,929

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bank Mutual Corp.	953	$8,425
Bank of Kentucky Financial Corp.	58	1,227
Bank of Marin Bancorp	90	2,820
Bank of the Ozarks, Inc.	238	6,314
Banner Corp.	214	584
Bar Harbor Bankshares	53	1,802
Boston Private Financial Holdings, Inc.	1,419	9,238
Bridge Bancorp, Inc.	107	2,603
Bryn Mawr Bank Corp.	99	1,730
Camden National Corp.	152	5,022
Capital City Bank Group, Inc.	169	2,400
Cardinal Financial Corp.	618	5,086
Cass Information Systems, Inc.	137	4,091
Cathay General Bancorp	900	7,281
Center Bancorp, Inc.	227	1,706
CenterState Banks of Florida, Inc.	432	3,408
Central Pacific Financial Corp.	455	1,147
Century Bancorp, Inc. Class A	69	1,497
Chemical Financial Corp.	466	10,154
Citizens & Northern Corp.	127	1,878
Citizens Holding Co.	71	1,879
Citizens Republic Bancorp, Inc.*	1,780	1,353
City Holding Co.	348	10,374
CNB Financial Corp.	153	2,627
CoBiz Financial, Inc.	600	2,988
Columbia Banking System, Inc.	548	9,069
Community Bank System, Inc.	671	12,259
Community Trust Bancorp, Inc.	338	8,845
CVB Financial Corp.	1,750	13,283
Eagle Bancorp, Inc.*	185	1,772
East West Bancorp, Inc.	1,877	15,579
Enterprise Bancorp, Inc.	97	1,242
Enterprise Financial Services Corp.	166	1,536
F.N.B. Corp.	2,255	16,033
Farmers Capital Bank Corp.	99	1,770
Financial Institutions, Inc.	168	1,675
First Bancorp	324	5,848
First Bancorp, Inc.	134	2,492
First BanCorp.	1,318	4,020
First Busey Corp.	402	1,889
First California Financial Group, Inc.*	122	586
First Commonwealth Financial Corp.	1,536	8,724
First Community Bancshares, Inc.	242	3,054
First Financial Bancorp	1,005	12,110
First Financial Bankshares, Inc.	445	22,010
First Financial Corp.	280	8,579
First Financial Service Corp.	77	1,037
First Merchants Corp.	300	2,091
First Midwest Bancorp, Inc.	1,065	12,003
First South Bancorp, Inc.	100	1,150
FirstMerit Corp.	1,688	32,123
German American Bancorp, Inc.	192	2,978
Glacier Bancorp, Inc.	1,276	19,063
Great Southern Bancorp, Inc.	171	4,054
Guaranty Bancorp*	869	1,286
Hampton Roads Bankshares, Inc.	322	927
Hancock Holding Co.	485	18,221
Harleysville National Corp.	958	5,106
Heartland Financial USA, Inc.	217	3,201
Heritage Financial Corp.	108	1,420
Home Bancshares, Inc.	260	5,699
IBERIABANK Corp.	413	18,816
Independent Bank Corp.	371	8,210
International Bancshares Corp.	1,094	17,843
Lakeland Bancorp, Inc.	308	2,310
Lakeland Financial Corp.	294	6,071
MainSource Financial Group, Inc.	321	2,183
MB Financial, Inc.	996	20,886
Merchants Bancshares, Inc.	86	1,837
Metro Bancorp, Inc.*	63	767
Midsouth Bancorp, Inc.	86	1,135
Nara Bancorp, Inc.	439	3,051
National Bankshares, Inc.	119	3,029
National Penn Bancshares, Inc.	2,506	15,312
NBT Bancorp, Inc.	693	15,620
Northrim BanCorp, Inc.	116	1,769
Norwood Financial Corp.	37	1,151
Ohio Valley Banc Corp.	71	1,882
Old National Bancorp	1,729	19,365
Old Second Bancorp, Inc.	235	1,347
Oriental Financial Group, Inc.	560	7,112
Orrstown Financial Services, Inc.	87	3,362
Pacific Capital Bancorp	660	950
Pacific Continental Corp.	159	1,674
PacWest Bancorp	506	9,639
Park National Corp.	224	13,068
Peapack-Gladstone Financial Corp.	135	2,168
Penns Woods Bancorp, Inc.	68	2,177
Peoples Bancorp, Inc.	172	2,245
Peoples Financial Corp.	72	1,340
Pinnacle Financial Partners, Inc.*	663	8,427
Porter Bancorp, Inc.	58	945
PremierWest Bancorp	355	962
PrivateBancorp, Inc.	661	16,168
Prosperity Bancshares, Inc.	914	31,798
Renasant Corp.	437	6,489
Republic Bancorp, Inc., Class A	234	4,671
Republic First Bancorp, Inc.*	144	654
S&T Bancorp, Inc.	440	5,702
S.Y. Bancorp, Inc.	197	4,549
Sandy Spring Bancorp, Inc.	318	5,177
Santander BanCorp*	88	858
SCBT Financial Corp.	234	6,575
Shore Bancshares, Inc.	112	1,874
Sierra Bancorp	106	1,273
Signature Bank*	784	22,736
Simmons First National Corp., Class A	322	9,277
Smithtown Bancorp, Inc.	302	3,485
Southside Bancshares, Inc.	302	6,801
Southwest Bancorp, Inc.	236	3,313
State Bancorp, Inc.	235	1,986
StellarOne Corp.	416	6,136

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Sterling Bancorp	271	$1,957
Sterling Bancshares, Inc.	1,705	12,464
Sterling Financial Corp.*	748	1,496
Suffolk Bancorp	243	7,195
Sun Bancorp, Inc.*	210	1,109
Susquehanna Bancshares, Inc.	1,757	10,349
SVB Financial Group*	664	28,731
Texas Capital Bancshares, Inc.*	678	11,418
The First of Long Island Corp.	95	2,526
The South Financial Group, Inc.	3,444	5,063
Tompkins Financial Corp.	175	7,648
Tower Bancorp, Inc.	63	1,655
TowneBank	504	6,426
Trico Bancshares	304	4,986
TrustCo Bank Corp.	1,652	10,325
Trustmark Corp.	1,183	22,536
UCBH Holdings, Inc.	1,627	1,302
UMB Financial Corp.	646	26,124
Umpqua Holdings Corp.	1,664	17,638
Union Bankshares Corp.	214	2,664
United Bankshares, Inc.	743	14,555
United Community Banks, Inc.*	956	4,782
United Security Bancshares	107	2,374
Univest Corp. of Pennsylvania	300	6,501
Washington Banking Co.	175	1,621
Washington Trust Bancorp, Inc.	270	4,730
Webster Financial Corp.	1,364	17,009
WesBanco, Inc.	415	6,416
West Bancorporation, Inc.	268	1,329
Westamerica Bancorporation	577	30,004
Western Alliance Bancorp*	759	4,789
Wilber Corp.	115	966
Wilshire Bancorp, Inc.	276	2,026
Wintrust Financial Corp.	516	14,427
Yadkin Valley Financial Corp.	244	1,139
		1,030,087
Beverages — 0.2%
Boston Beer Co., Inc., Class A*	163	6,044
Coca-Cola Bottling Co. Consolidated	82	3,971
Diedrich Coffee, Inc.*	60	1,443
Farmer Bros. Co.	104	2,153
Heckmann Corp.*	1,720	7,878
National Beverage Corp.*	142	1,634
Peet’s Coffee & Tea, Inc.*	289	8,159
		31,282
Biotechnology — 2.7%
Acorda Therapeutics, Inc.*	766	17,832
Affymax, Inc.*	310	7,406
Alnylam Pharmaceuticals, Inc.*	679	15,400
AMAG Pharmaceuticals, Inc.*	346	15,113
American Oriental Bioengineering, Inc.*	1,270	6,172
Arena Pharmaceuticals, Inc.*	1,906	8,520
Ariad Pharmaceuticals, Inc.*	2,269	5,037
Arqule, Inc.*	909	4,127
ARYx Therapeutics, Inc.*	381	1,192
BioCryst Pharmaceuticals, Inc.*	397	3,271
Cambrex Corp.*	467	2,942
Cardium Therapeutics, Inc.*	741	1,200
Celera Corp.*	1,483	9,239
Cell Therapeutics, Inc.*	10,744	13,215
Celldex Therapeutics, Inc.*	244	1,340
Chelsea Therapeutics International, Inc.*	421	1,057
China-Biotics, Inc.*	138	2,208
Clinical Data, Inc.*	254	4,234
Cubist Pharmaceuticals, Inc.*	1,101	22,240
Curis, Inc.*	1,173	2,745
Cytokinetics, Inc.*	719	3,803
Discovery Laboratories, Inc.*	1,463	1,990
Emergent BioSolutions, Inc.*	273	4,821
Enzo Biochem, Inc.*	795	5,629
Enzon Pharmaceuticals, Inc.*	915	7,549
Exelixis, Inc.*	2,207	14,081
Facet Biotech Corp.*	468	8,092
Geron Corp.*	1,803	11,828
GTx, Inc.*	479	6,131
Halozyme Therapeutics, Inc.*	1,348	9,584
Harvard Bioscience, Inc.*	455	1,724
Human Genome Sciences, Inc.*	3,218	60,563
Idera Pharmaceuticals, Inc.*	343	2,542
Immunogen, Inc.*	1,107	8,978
Immunomedics, Inc.*	1,436	7,927
Incyte Corp. Ltd.*	1,459	9,848
Insmed, Inc.*	2,068	1,696
InterMune, Inc.*	785	12,505
Lexicon Pharmaceuticals, Inc.*	1,850	3,940
Ligand Pharmaceuticals, Inc., Class B*	1,867	4,313
Martek Biosciences Corp.*	657	14,842
Maxygen, Inc.*	401	2,683
Micromet, Inc.*	1,223	8,145
Molecular Insight Pharmaceuticals, Inc.*	388	2,146
Momenta Pharmaceuticals, Inc.*	779	8,265
Nanosphere, Inc.*	200	1,432
Novavax, Inc.*	1,329	5,263
NPS Pharmaceuticals, Inc.*	1,057	4,249
OncoGenex Pharmaceutical, Inc.*	73	2,628
PDL BioPharma, Inc.	2,379	18,746
Protalix BioTherapeutics, Inc.*	602	4,972
Regeneron Pharmaceuticals, Inc.*	1,246	24,048
Repligen Corp.*	485	2,430
RTI Biologics, Inc.*	1,034	4,498
Sangamo Biosciences, Inc.*	703	5,772
Seattle Genetics, Inc.*	1,655	23,220
SEQUENOM, Inc.*	1,057	3,414
StemCells, Inc.*	1,772	2,888
SuperGen, Inc.*	1,051	2,806
The Medicines Co.*	1,062	11,693
Vical, Inc.*	621	2,645
ZymoGenetics, Inc.*	596	3,600
		492,419
Building Materials — 0.8%
AAON, Inc.	292	5,863
Apogee Enterprises, Inc.	543	8,156

	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
Broadwind Energy, Inc.*	524	$4,134
Builders FirstSource, Inc.*	296	1,291
Comfort Systems USA, Inc.	837	9,701
Drew Industries, Inc.*	391	8,481
Gibraltar Industries, Inc.	501	6,648
Interline Brands, Inc.*	683	11,508
Louisiana-Pacific Corp.*	2,055	13,707
LSI Industries, Inc.	314	2,088
NCI Building Systems, Inc.*	316	1,011
Quanex Building Products Corp.	770	11,057
Simpson Manufacturing Co., Inc.	764	19,299
Texas Industries, Inc.	468	19,656
Trex Co., Inc.*	298	5,424
U.S. Concrete, Inc.*	464	803
Universal Forest Products, Inc.	409	16,139
		144,966
Chemicals — 1.9%
A. Schulman, Inc.	423	8,430
Aceto Corp.	343	2,264
American Vanguard Corp.	278	2,310
Arch Chemicals, Inc.	524	15,715
Balchem Corp.	387	10,178
China Green Agriculture, Inc.*	159	1,864
Ferro Corp.	832	7,405
H.B. Fuller Co.	1,010	21,109
Hawkins, Inc.	148	3,457
ICO, Inc.*	332	1,550
Innophos Holdings, Inc.	386	7,141
Innospec, Inc.	469	6,918
Landec Corp.*	518	3,315
Minerals Technologies, Inc.	371	17,645
NewMarket Corp.	203	18,887
Olin Corp.	1,551	27,049
OM Group, Inc.*	608	18,477
Omnova Solutions, Inc.*	768	4,977
PolyOne Corp.*	1,947	12,987
Quaker Chemical Corp.	211	4,627
Rockwood Holdings, Inc.*	993	20,426
Sensient Technologies Corp.	1,007	27,964
ShengdaTech, Inc.*	550	3,498
Solutia, Inc.*	2,303	26,669
Spartech Corp.	546	5,880
Stepan Co.	161	9,673
Symyx Technologies, Inc.*	539	3,568
W.R. Grace & Co.*	1,449	31,501
Westlake Chemical Corp.	443	11,385
Zep, Inc.	384	6,240
Zoltek Cos., Inc.*	595	6,248
		349,357
Coal — 0.2%
International Coal Group, Inc.*	1,670	6,730
James River Coal Co.*	532	10,166
Patriot Coal Corp.*	1,543	18,146
Westmoreland Coal Co.*	115	935
		35,977
Commercial Services — 5.8%
ABM Industries, Inc.	902	18,978
Administaff, Inc.	432	11,349
Advance America Cash Advance Centers, Inc.	833	4,665
Albany Molecular Research, Inc.*	347	3,005
American Caresource Holdings, Inc.*	226	988
American Public Education, Inc.*	392	13,618
AMN Healthcare Services, Inc.*	709	6,743
Arbitron, Inc.	513	10,650
Asset Acceptance Capital Corp.*	214	1,552
Avis Budget Group, Inc.*	2,059	27,508
Barrett Business Services, Inc.	142	1,502
Bridgepoint Education, Inc.*	233	3,556
Capella Education Co.*	293	19,731
Cardtronics, Inc.*	257	2,010
CBIZ, Inc.*	961	7,169
CDI Corp.	195	2,740
Cenveo, Inc.*	1,099	7,605
Chemed Corp.	448	19,663
ChinaCast Education Corp.*	497	3,613
Coinstar, Inc.*	608	20,052
Consolidated Graphics, Inc.*	251	6,262
Corinthian Colleges, Inc.*	1,613	29,937
Cornell Cos, Inc.*	178	3,994
Corvel Corp.*	212	6,021
CoStar Group, Inc.*	394	16,241
CPI Corp.	92	1,147
CRA International, Inc.*	274	7,477
Cross Country Healthcare, Inc.*	584	5,437
Deluxe Corp.	1,058	18,092
Diamond Management & Technology Consultants, Inc.	440	3,014
Dollar Financial Corp.*	449	7,193
Dollar Thrifty Automotive Group, Inc.*	488	12,000
DynCorp International, Inc., Class A*	528	9,504
Electro Rent Corp.	328	3,779
Emergency Medical Services Corp., Class A*	175	8,138
Euronet Worldwide, Inc.*	944	22,684
ExlService Holdings, Inc.*	300	4,458
First Advantage Corp., Class A*	159	2,949
Forrester Research, Inc.*	275	7,326
Franklin Covey Co.*	241	1,410
Gartner, Inc.*	1,222	22,326
Global Cash Access Holdings, Inc.*	707	5,168
Grand Canyon Education, Inc.*	264	4,707
Great Lakes Dredge & Dock Corp.	651	4,544
H&E Equipment Services, Inc.*	459	5,200
Healthcare Services Group	823	15,110
Heartland Payment Systems, Inc.	818	11,869
Heidrick & Struggles International, Inc.	369	8,583
Hill International, Inc.*	389	2,762
HMS Holdings Corp.*	552	21,103
Huron Consulting Group, Inc.*	444	11,469
ICF International, Inc.*	148	4,487
ICT Group, Inc.*	150	1,575

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Information Services Group, Inc.*	438	$1,748
Jackson Hewitt Tax Service, Inc.	421	2,147
K12, Inc.*	484	7,976
Kelly Services, Inc., Class A	514	6,322
Kendle International, Inc.*	309	5,166
Kenexa Corp.*	431	5,810
Kforce, Inc.*	653	7,849
Korn/Ferry International*	912	13,306
Landauer, Inc.	169	9,292
Learning Tree International, Inc.*	118	1,344
Lincoln Educational Services Corp.*	165	3,775
Live Nation, Inc.*	1,764	14,447
Mac-Gray Corp.*	199	2,145
MAXIMUS, Inc.	347	16,170
McGrath Rentcorp	453	9,635
Medifast, Inc.*	231	5,017
MedQuist, Inc.	191	1,215
Midas, Inc.*	224	2,106
MoneyGram International, Inc.*	1,451	4,556
Monro Muffler Brake, Inc.	355	11,285
MPS Group, Inc.*	1,846	19,420
Multi-Color Corp.	167	2,577
National Research Corp.	29	700
Navigant Consulting, Inc.*	1,005	13,567
Net 1 UEPS Technologies, Inc.*	616	12,911
Nobel Learning Communities, Inc.*	84	788
Odyssey Marine Exploration, Inc.*	731	1,360
On Assignment, Inc.*	552	3,229
Parexel International Corp.*	1,125	15,289
PHH Corp.*	1,103	21,884
Pre-Paid Legal Services, Inc.*	138	7,010
Princeton Review, Inc.*	210	882
Rent-A-Center, Inc.*	1,334	25,186
Resources Connection, Inc.*	863	14,723
Rewards Network, Inc.*	120	1,649
RiskMetrics Group, Inc.*	461	6,740
Rollins, Inc.	906	17,078
RSC Holdings, Inc.*	1,008	7,328
Sotheby’s	1,321	22,761
Spherion Corp.*	967	6,005
Standard Parking Corp.*	93	1,627
StarTek, Inc.*	220	1,910
Steiner Leisure Ltd.*	289	10,335
Stewart Enterprises, Inc., Class A	1,708	8,933
SuccessFactors, Inc.*	809	11,383
Team, Inc.*	392	6,644
TeleTech Holdings, Inc.*	645	11,004
The Advisory Board Co.*	345	8,673
The Corporate Executive Board Co.	649	16,160
The GEO Group, Inc.*	1,020	20,573
The Hackett Group, Inc.*	801	2,323
The Providence Service Corp.*	200	2,332
Ticketmaster Entertainment, Inc.*	827	9,668
TNS, Inc.*	535	14,659
Transcend Services, Inc.*	116	2,027
Tree.com, Inc.*	127	959
TrueBlue, Inc.*	906	12,747
United Rentals, Inc.*	1,187	12,226
Universal Technical Institute, Inc.*	425	8,372
Valassis Communications, Inc.*	923	16,503
Viad Corp.	365	7,267
Volt Information Sciences, Inc.*	200	2,444
Watson Wyatt Worldwide, Inc., Class A	868	37,810
Wright Express Corp.*	750	22,132
		1,063,772
Computers — 2.7%
3D Systems Corp.*	255	2,354
3PAR, Inc.*	638	7,037
Agilysys, Inc.	376	2,478
CACI International, Inc., Class A*	595	28,126
Ciber, Inc.*	1,157	4,628
Cogo Group, Inc.*	389	2,381
Compellent Technologies, Inc.*	281	5,072
Computer Task Group, Inc.*	279	2,263
COMSYS IT Partners, Inc.*	280	1,792
Cray, Inc.*	699	5,823
Dynamics Research Corp.*	160	2,083
Echelon Corp.*	605	7,786
Electronics for Imaging, Inc.*	1,088	12,262
eLoyalty Corp.*	134	1,073
iGate Corp.	357	3,063
Imation Corp.	484	4,487
Immersion Corp.*	442	1,892
Insight Enterprises, Inc.*	919	11,221
Integral Systems, Inc.*	281	1,939
Isilon Systems, Inc.*	418	2,550
Jack Henry & Associates, Inc.	1,698	39,852
LivePerson, Inc.*	721	3,634
Manhattan Associates, Inc.*	417	8,423
Maxwell Technologies, Inc.*	447	8,238
Mentor Graphics Corp.*	1,935	18,015
Mercury Computer Systems, Inc.*	536	5,285
MTS Systems Corp.	372	10,866
NCI, Inc., Class A*	100	2,866
Ness Technologies, Inc.*	904	7,132
Netezza Corp.*	974	10,948
NetScout Systems, Inc.*	424	5,728
Palm, Inc.*	3,279	57,153
PAR Technology Corp.*	164	1,046
Perot Systems Corp., Class A*	1,727	51,292
Quantum Corp.*	4,661	5,873
Radiant Systems, Inc.*	607	6,519
RadiSys Corp.*	340	2,955
Rimage Corp.*	151	2,581
Riverbed Technology, Inc.*	1,129	24,793
Silicon Graphics International Corp.*	466	3,127
Silicon Storage Technology, Inc.*	1,270	3,073
SMART Modular Technologies (WWH), Inc.*	600	2,856
SRA International, Inc., Class A*	814	17,574
STEC, Inc.*	490	14,401
Stratasys, Inc.*	396	6,795

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Super Micro Computer, Inc.*	340	$2,876
SYKES Enterprises, Inc.*	660	13,741
Synaptics, Inc.*	669	16,859
Syntel, Inc.	234	11,169
Tier Technologies, Inc. Class B*	309	2,620
Unisys Corp.*	7,424	19,822
Virtusa Corp.*	289	2,743
		501,165
Cosmetics & Personal Care — 0.3%
Bare Escentuals, Inc.*	1,373	16,325
Chattem, Inc.*	385	25,568
Elizabeth Arden, Inc.*	551	6,485
Inter Parfums, Inc.	224	2,735
Revlon, Inc. Class A*	355	1,725
		52,838
Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc.*	876	13,998
BlueLinx Holdings, Inc.*	396	1,588
BMP Sunstone Corp.*	658	2,678
Brightpoint, Inc.*	915	8,006
Chindex International, Inc.*	214	2,692
Core-Mark Holding Co., Inc.*	175	5,005
FGX International Holdings Ltd.*	300	4,185
Fossil, Inc.*	903	25,690
Houston Wire & Cable Co.	269	2,972
MWI Veterinary Supply, Inc.*	226	9,029
Owens & Minor, Inc.	849	38,417
Pool Corp.	941	20,909
Rentrak Corp.*	165	2,947
ScanSource, Inc.*	546	15,463
School Specialty, Inc.*	391	9,275
Titan Machinery, Inc.*	223	2,792
United Stationers, Inc.*	496	23,615
Watsco, Inc.	545	29,381
		218,642
Diversified Financial Services — 2.0%
BGC Partners, Inc., Class A	907	3,882
Broadpoint Gleacher Securities, Inc.*	1,111	9,266
Calamos Asset Management, Inc., Class A	399	5,211
Cohen & Steers, Inc.	371	8,904
CompuCredit Holdings Corp.*	200	942
Credit Acceptance Corp.*	100	3,219
Diamond Hill Investment Group, Inc.*	37	2,145
Doral Financial Corp.*	77	285
Duff & Phelps Corp., Class A	270	5,173
E*TRADE Financial Corp.*	29,038	50,816
Encore Capital Group, Inc.*	216	2,905
Epoch Holding Corp.	280	2,450
Evercore Partners, Inc., Class A	256	7,480
FBR Capital Markets Corp.*	408	2,419
FCStone Group, Inc.*	390	1,880
Financial Federal Corp.	519	12,809
GAMCO Investors, Inc., Class A	121	5,530
GFI Group, Inc.	1,324	9,573
International Assets Holding Corp.*	78	1,288
JMP Group, Inc.	263	2,541
Kayne Anderson Energy Development Co.	150	1,985
KBW, Inc.*	709	22,844
Knight Capital Group, Inc., Class A*	1,827	39,737
LaBranche & Co., Inc.*	1,259	4,281
MarketAxess Holdings, Inc.*	570	6,868
MF Global Ltd.*	1,969	14,315
National Financial Partners Corp.*	750	6,540
Nelnet, Inc., Class A*	356	4,429
NewStar Financial, Inc.*	300	987
Ocwen Financial Corp.*	1,065	12,056
Oppenheimer Holdings, Inc. Class A	179	4,359
optionsXpress Holdings, Inc.	817	14,118
Penson Worldwide, Inc.*	473	4,607
Piper Jaffray Cos.*	390	18,611
Portfolio Recovery Associates, Inc.*	313	14,188
Pzena Investment Management, Inc. Class A*	130	1,062
Sanders Morris Harris Group, Inc.	279	1,649
Stifel Financial Corp.*	596	32,720
SWS Group, Inc.	468	6,739
Teton Advisors, Inc. Class B~	2	0
The First Marblehead Corp.*	1,106	2,433
Thomas Weisel Partners Group, Inc.*	266	1,420
TradeStation Group, Inc.*	710	5,786
U.S. Global Investors, Inc., Class A	200	2,466
Virtus Investment Partners, Inc.*	82	1,280
Westwood Holdings Group, Inc.	111	3,852
World Acceptance Corp.*	288	7,260
		375,310
Electric — 1.7%
Allete, Inc.	565	18,967
Avista Corp.	1,050	21,231
Black Hills Corp.	748	18,827
Central Vermont Public Service Corp.	191	3,686
CH Energy Group, Inc.	320	14,179
Cleco Corp.	1,221	30,623
El Paso Electric Co.*	863	15,249
EnerNOC, Inc.*	297	9,849
Florida Public Utilities Co.	114	1,385
IDACORP, Inc.	935	26,919
MGE Energy, Inc.	471	17,182
NorthWestern Corp.	717	17,516
Otter Tail Corp.	692	16,560
Pike Electric Corp.*	258	3,091
PNM Resources, Inc.	1,747	20,405
Portland General Electric Co.	1,536	30,290
The Empire District Electric Co.	694	12,554
U.S. Geothermal, Inc.*	1,136	1,772
UIL Holdings Corp.	612	16,151
UniSource Energy Corp.	720	22,140
Unitil Corp.	178	3,996
		322,572
Electrical Components & Equipment — 1.1%
Advanced Battery Technologies, Inc.*	1,282	5,564
Advanced Energy Industries, Inc.*	586	8,345

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
American Superconductor Corp.*	835	$28,006
Belden, Inc.	977	22,569
China BAK Battery, Inc.*	562	2,782
Encore Wire Corp.	375	8,378
Ener1, Inc.*	1,096	7,584
Energy Conversion Devices, Inc.*	937	10,850
EnerSys*	849	18,780
Evergreen Solar, Inc.*	4,065	7,805
Fushi Copperweld, Inc.*	226	1,912
GrafTech International Ltd.*	2,381	35,001
Graham Corp.	154	2,395
Harbin Electric, Inc.*	296	4,996
InSteel Industries, Inc.	291	3,477
Littelfuse, Inc.*	493	12,936
Orion Energy Systems, Inc.*	147	460
Powell Industries, Inc.*	154	5,912
Power-One, Inc.*	1,024	1,997
PowerSecure International, Inc.*	268	1,817
SatCon Technology Corp.*	945	1,616
SmartHeat, Inc.*	137	1,626
Ultralife Corp.*	210	1,273
Universal Display Corp.*	659	7,868
Valence Technology, Inc.*	768	1,382
Vicor Corp.*	322	2,486
		207,817
Electronics — 2.4%
American Science & Engineering, Inc.	195	13,268
Analogic Corp.	254	9,403
Badger Meter, Inc.	305	11,801
Bel Fuse, Inc., Class B	169	3,216
Benchmark Electronics, Inc.*	1,284	23,112
Brady Corp., Class A	1,004	28,835
Checkpoint Systems, Inc.*	794	13,053
China Security & Surveillance Technology, Inc.*	763	5,448
Cogent, Inc.*	780	7,878
Coherent, Inc.*	467	10,890
CTS Corp.	698	6,491
Cymer, Inc.*	597	23,199
Daktronics, Inc.	709	6,076
DDi Corp.*	279	1,186
Dionex Corp.*	354	22,999
Electro Scientific Industries, Inc.*	514	6,883
FARO Technologies, Inc.*	313	5,377
FEI Co.*	779	19,202
ICx Technologies, Inc.*	163	965
II-VI, Inc.*	528	13,432
L-1 Identity Solutions, Inc.*	1,569	10,967
LaBarge, Inc.*	188	2,115
Measurement Specialties, Inc.*	270	2,757
MEMSIC, Inc.*	315	1,181
Methode Electronics, Inc.	702	6,086
Microvision, Inc.*	1,703	9,384
Multi-Fineline Electronix, Inc.*	181	5,197
Newport Corp.*	690	6,044
NVE Corp.*	109	5,794
OSI Systems, Inc.*	332	6,072
Park Electrochemical Corp.	375	9,244
Plexus Corp.*	759	19,992
RAE Systems, Inc.*	831	914
Rofin-Sinar Technologies, Inc.*	607	13,937
Rogers Corp.*	279	8,362
Spectrum Control, Inc.*	226	1,919
SRS Labs, Inc.*	221	1,616
Stoneridge, Inc.*	273	1,933
Taser International, Inc.*	1,311	6,188
Technitrol, Inc.	916	8,436
TTM Technologies, Inc.*	959	11,000
Varian, Inc.*	585	29,870
Watts Water Technologies, Inc., Class A	601	18,180
Woodward Governor Co.	1,233	29,913
X-Rite, Inc.*	545	1,096
Zygo Corp.*	182	1,234
		452,145
Energy-Alternate Sources — 0.2%
Ascent Solar Technologies, Inc.*	277	2,089
Clean Energy Fuels Corp.*	700	10,087
Comverge, Inc.*	334	4,078
Evergreen Energy, Inc.*	2,186	1,355
FuelCell Energy, Inc.*	1,381	5,897
Green Plains Renewable Energy, Inc.*	189	1,342
GT Solar International, Inc.*	614	3,567
Headwaters, Inc.*	1,080	4,180
Syntroleum Corp.*	1,113	3,005
		35,600
Engineering & Construction — 0.8%
Argan, Inc.*	136	1,828
Dycom Industries, Inc.*	789	9,705
EMCOR Group, Inc.*	1,306	33,068
ENGlobal Corp.*	404	1,664
Exponent, Inc.*	313	8,817
Granite Construction, Inc.	695	21,503
Insituform Technologies, Inc., Class A*	827	15,829
Integrated Electrical Services, Inc.*	137	1,103
Layne Christensen Co.*	355	11,378
Michael Baker Corp.*	142	5,160
MYR Group, Inc.*	383	8,077
Orion Marine Group, Inc.*	537	11,030
Stanley, Inc.*	289	7,433
Sterling Construction Co., Inc.*	253	4,531
Tutor Perini Corp.*	519	11,055
VSE Corp.	57	2,224
		154,405
Entertainment — 0.7%
Ascent Media Corp. Class A*	331	8,474
Bally Technologies, Inc.*	1,080	41,440
Bluegreen Corp.*	184	561
Carmike Cinemas, Inc.*	203	2,052
Churchill Downs, Inc.	188	7,238
Cinemark Holdings, Inc.	573	5,936
Dover Downs Gaming & Entertainment, Inc.	234	1,334

	Number of Shares	Value†
COMMON STOCKS — (continued)
Entertainment — (continued)
Great Wolf Resorts, Inc.*	314	$1,121
Isle of Capri Casinos, Inc.*	241	2,841
Lakes Entertainment, Inc.*	367	1,233
National CineMedia, Inc.	846	14,357
Pinnacle Entertainment, Inc.*	1,227	12,503
Reading International, Inc. Class A*	324	1,332
Shuffle Master, Inc.*	985	9,279
Speedway Motorsports, Inc.	216	3,108
Vail Resorts, Inc.*	593	19,889
Youbet.com, Inc.*	550	1,155
		133,853
Environmental Control — 0.7%
American Ecology Corp.	325	6,078
Calgon Carbon Corp.*	1,129	16,743
Clean Harbors, Inc.*	425	23,910
Darling International, Inc.*	1,688	12,407
Energy Recovery, Inc.*	565	3,288
EnergySolutions, Inc.	1,519	14,005
Fuel Tech, Inc.*	275	3,080
Met-Pro Corp.	215	2,083
Metalico, Inc.*	781	3,257
Mine Safety Appliances Co.	570	15,681
Perma-Fix Environmental Services*	952	2,228
Tetra Tech, Inc.*	1,205	31,969
Waste Services, Inc.*	184	850
		135,579
Food — 1.8%
American Dairy, Inc.*	215	6,091
American Italian Pasta Co., Class A*	439	11,932
Arden Group, Inc., Class A	18	2,151
B&G Foods, Inc., Class A	578	4,734
Cal-Maine Foods, Inc.	323	8,647
Calavo Growers, Inc.	151	2,866
Chiquita Brands International, Inc.*	864	13,962
Diamond Foods, Inc.	369	11,705
Fresh Del Monte Produce, Inc.*	817	18,472
Great Atlantic & Pacific Tea Co.*	809	7,208
HQ Sustainable Maritime Industries, Inc.*	141	1,241
Imperial Sugar Co.	195	2,473
Ingles Markets, Inc., Class A	204	3,229
J&J Snack Foods Corp.	290	12,525
Lancaster Colony Corp.	385	19,739
Lance, Inc.	568	14,666
Lifeway Foods, Inc.*	87	956
M&F Worldwide Corp.*	168	3,400
Nash Finch Co.	240	6,562
Overhill Farms, Inc.*	291	1,760
Ruddick Corp.	911	24,251
Sanderson Farms, Inc.	426	16,035
Seaboard Corp.	7	9,100
Seneca Foods Corp. Class A*	211	5,781
Smart Balance, Inc.*	1,290	7,921
Spartan Stores, Inc.	442	6,245
The Hain Celestial Group, Inc.*	811	15,547
Tootsie Roll Industries, Inc.	526	12,508
TreeHouse Foods, Inc.*	647	23,078
United Natural Foods, Inc.*	912	21,815
Village Super Market, Inc., Class A	93	2,741
Weis Markets, Inc.	266	8,499
Winn-Dixie Stores, Inc.*	1,113	14,603
Zhongpin, Inc.*	368	5,417
		327,860
Forest Products & Paper — 0.6%
Boise, Inc.*	725	3,828
Buckeye Technologies, Inc.*	809	8,681
Clearwater Paper Corp.*	201	8,307
Deltic Timber Corp.	230	10,527
Domtar Corp.*	821	28,916
KapStone Paper and Packaging Corp.*	400	3,256
Neenah Paper, Inc.	274	3,225
Orchids Paper Products Co.*	89	1,780
P.H. Glatfelter Co.	946	10,860
Schweitzer-Mauduit International, Inc.	303	16,471
Wausau Paper Corp.	781	7,810
		103,661
Gas — 1.2%
Chesapeake Utilities Corp.	136	4,215
New Jersey Resources Corp.	824	29,919
Nicor, Inc.	896	32,785
Northwest Natural Gas Co.	539	22,455
Piedmont Natural Gas Co., Inc.	1,426	34,138
South Jersey Industries, Inc.	594	20,968
Southwest Gas Corp.	876	22,408
The Laclede Group, Inc.	474	15,244
WGL Holdings, Inc.	1,042	34,532
		216,664
Hand & Machine Tools — 0.4%
Baldor Electric Co.	972	26,574
Franklin Electric Co., Inc.	491	14,077
K-Tron International, Inc.*	39	3,713
Regal-Beloit Corp.	698	31,906
		76,270
Healthcare Products — 4.0%
Abaxis, Inc.*	446	11,931
ABIOMED, Inc.*	689	6,690
Accuray, Inc.*	657	4,271
Affymetrix, Inc.*	1,466	12,871
Align Technology, Inc.*	1,130	16,069
Alphatec Holdings, Inc.*	816	3,754
American Medical Systems Holdings, Inc.*	1,512	25,583
AngioDynamics, Inc.*	458	6,311
Aspect Medical Systems, Inc.*	318	3,810
Atrion Corp.	23	3,321
ATS Medical, Inc.*	824	2,208
BioMimetic Therapeutics, Inc.*	220	2,686
Bovie Medical Corp.*	298	2,339
Bruker Corp.*	1,063	11,342
Cantel Medical Corp.*	200	3,012
Cardiac Science Corp.*	332	1,328
CardioNet, Inc.*	389	2,614
Cardiovascular Systems, Inc.*	180	1,309

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Cepheid, Inc.*	1,202	$15,890
Conceptus, Inc.*	635	11,773
CONMED Corp.*	601	11,521
CryoLife, Inc.*	599	4,774
Cutera, Inc.*	237	2,050
Cyberonics, Inc.*	547	8,719
Cynosure, Inc., Class A*	195	2,272
Delcath Systems, Inc.*	421	2,067
DexCom, Inc.*	851	6,748
Electro-Optical Sciences, Inc.*	309	2,960
Endologix, Inc.*	1,113	6,889
EnteroMedics, Inc.*	306	1,466
ev3, Inc.*	1,595	19,634
Exactech, Inc.*	109	1,716
Genomic Health, Inc.*	309	6,755
Greatbatch, Inc.*	461	10,359
Haemonetics Corp.*	522	29,295
Hanger Orthopedic Group, Inc.*	464	6,436
Hansen Medical, Inc.*	388	1,358
HeartWare International, Inc.*	83	2,489
Home Diagnostics, Inc.*	221	1,494
ICU Medical, Inc.*	252	9,289
Immucor, Inc.*	1,404	24,851
Insulet Corp.*	446	5,009
Integra LifeSciences Holdings Corp.*	425	14,514
Invacare Corp.	576	12,833
IRIS International, Inc.*	266	3,006
Kensey Nash Corp.*	139	4,024
LCA-Vision, Inc.*	319	2,236
Luminex Corp.*	802	13,634
MAKO Surgical Corp.*	233	2,041
Masimo Corp.*	1,066	27,929
Medical Action Industries, Inc.*	216	2,607
Merge Healthcare, Inc.*	467	1,919
Meridian Bioscience, Inc.	774	19,358
Merit Medical Systems, Inc.*	582	10,086
Micrus Endovascular Corp.*	265	3,432
Natus Medical, Inc.*	518	7,993
NuVasive, Inc.*	714	29,817
NxStage Medical, Inc.*	384	2,569
OraSure Technologies, Inc.*	689	1,998
Orthofix International NV*	371	10,904
Orthovita, Inc.*	1,459	6,405
Palomar Medical Technologies, Inc.*	361	5,852
PSS World Medical, Inc.*	1,228	26,807
Quidel Corp.*	509	8,261
Rochester Medical Corp.*	176	2,119
Rockwell Medical Technologies, Inc.*	257	1,999
Sirona Dental Systems, Inc.*	364	10,829
Somanetics Corp.*	194	3,127
SonoSite, Inc.*	306	8,097
Spectranetics Corp.*	565	3,622
Stereotaxis, Inc.*	488	2,176
STERIS Corp.	1,161	35,352
SurModics, Inc.*	273	6,716
Symmetry Medical, Inc.*	644	6,678
Synovis Life Technologies, Inc.*	184	2,539
The Female Health Co.*	304	1,535
Thoratec Corp.*	1,150	34,811
TomoTherapy, Inc.*	699	3,027
TranS1, Inc.*	187	899
Utah Medical Products, Inc.	60	1,759
Vascular Solutions, Inc.*	283	2,340
Vital Images, Inc.*	229	2,867
Volcano Corp.*	1,016	17,089
West Pharmaceutical Services, Inc.	644	26,153
Wright Medical Group, Inc.*	753	13,449
Young Innovations, Inc.	97	2,552
Zoll Medical Corp.*	428	9,211
		734,434
Healthcare Services — 2.0%
Air Methods Corp.*	201	6,547
Alliance HealthCare Services, Inc.*	362	2,049
Allied Healthcare International, Inc.*	827	2,316
Almost Family, Inc.*	122	3,629
Amedisys, Inc.*	574	25,044
America Service Group, Inc.	145	2,398
American Dental Partners, Inc.*	231	3,234
AMERIGROUP Corp.*	1,069	23,700
Amsurg Corp.*	627	13,311
Assisted Living Concepts, Inc., Class A*	202	4,185
Bio-Reference Labs, Inc.*	284	9,770
Capital Senior Living Corp.*	436	2,660
Centene Corp.*	824	15,607
Continucare Corp.*	556	1,679
Emeritus Corp.*	400	8,780
Genoptix, Inc.*	373	12,973
Gentiva Health Services, Inc.*	571	14,281
HealthSouth Corp.*	1,760	27,526
HealthSpring, Inc.*	997	12,213
Healthways, Inc.*	729	11,168
IPC The Hospitalist Co., Inc.*	363	11,416
Kindred Healthcare, Inc.*	834	13,536
LHC Group, Inc.*	284	8,500
Life Sciences Research, Inc.*	141	1,122
Magellan Health Services, Inc.*	712	22,115
MedCath Corp.*	229	2,008
Metropolitan Health Networks, Inc.*	756	1,648
Molina Healthcare, Inc.*	312	6,455
National Healthcare Corp.	134	4,997
Nighthawk Radiology Holdings, Inc.*	299	2,162
NovaMed, Inc.*	381	1,726
Odyssey HealthCare, Inc.*	577	7,212
Psychiatric Solutions, Inc.*	1,120	29,971
RadNet, Inc.*	436	1,129
RehabCare Group, Inc.*	340	7,375
Res-Care, Inc.*	461	6,551
Skilled Healthcare Group, Inc., Class A*	298	2,393
Sun Healthcare Group, Inc.*	886	7,655
Sunrise Senior Living, Inc.*	734	2,224
The Ensign Group, Inc.	221	3,101
Triple-S Management Corp., Class B*	439	7,362

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
U.S. Physical Therapy, Inc.*	170	$2,562
Virtual Radiologic Corp.*	109	1,420
WellCare Health Plans, Inc.*	835	20,583
		378,293
Holding Companies — 0.0%
Compass Diversified Holdings	541	5,664
Resource America, Inc. Class A	174	837
Zapata Corp.*	175	1,218
		7,719
Home Builders — 0.4%
Amrep Corp.*	35	462
Beazer Homes USA, Inc.*	721	4,030
Brookfield Homes Corp.*	167	1,116
Cavco Industries, Inc.*	129	4,580
China Housing & Land Development, Inc.*	459	1,767
Hovnanian Enterprises, Inc., Class A*	1,208	4,639
M/I Homes, Inc.*	371	5,042
Meritage Homes Corp.*	607	12,322
Skyline Corp.	104	2,346
Standard Pacific Corp.*	2,076	7,660
The Ryland Group, Inc.	826	17,404
Winnebago Industries, Inc.*	548	8,061
		69,429
Home Furnishings — 0.6%
American Woodmark Corp.	169	3,268
Audiovox Corp. Class A*	210	1,439
DTS, Inc.*	374	10,240
Ethan Allen Interiors, Inc.	483	7,969
Furniture Brands International, Inc.*	666	3,683
Hooker Furniture Corp.	146	1,971
Kimball International, Inc., Class B	744	5,677
La-Z-Boy, Inc.	1,035	8,953
Sealy Corp.*	745	2,384
Stanley Furniture Co., Inc.	186	1,929
Tempur-Pedic International, Inc.*	1,540	29,168
TiVo, Inc.*	2,118	21,942
Universal Electronics, Inc.*	311	6,351
		104,974
Household Products & Wares — 0.7%
ACCO Brands Corp.*	1,152	8,317
American Greetings Corp., Class A	834	18,598
Blyth, Inc.	91	3,524
Central Garden and Pet Co., Class A*	1,302	14,231
CSS Industries, Inc.	112	2,214
Ennis, Inc.	458	7,388
Helen of Troy Ltd.*	576	11,192
Oil-Dri Corp. of America	97	1,406
Prestige Brands Holdings, Inc.*	701	4,935
The Standard Register Co.	200	1,176
Tupperware Brands Corp.	1,242	49,581
WD-40 Co.	297	8,435
		130,997
Insurance — 3.3%
Ambac Financial Group, Inc.	6,124	10,288
American Equity Investment Life Holding Co.	1,142	8,017
American Physicians Capital, Inc.	253	7,289
American Physicians Service Group, Inc.	112	2,580
American Safety Insurance Holdings Ltd*	152	2,402
AMERISAFE, Inc.*	378	6,520
AmTrust Financial Services, Inc.	382	4,359
Argo Group International Holdings Ltd.*	636	21,420
Assured Guaranty Ltd.	2,057	39,947
Baldwin & Lyons, Inc., Class B	125	2,931
Citizens, Inc.*	566	3,588
CNA Surety Corp.*	316	5,119
Conseco, Inc.*	3,728	19,609
Crawford & Co., Class B*	338	1,491
Delphi Financial Group, Inc., Class A	939	21,250
Donegal Group, Inc., Class A	183	2,826
Eastern Insurance Holdings, Inc.	147	1,401
eHealth, Inc.*	465	6,752
EMC Insurance Group, Inc.	100	2,113
Employers Holdings, Inc.	911	14,102
Enstar Group Ltd.*	140	8,718
FBL Financial Group, Inc., Class A	227	4,411
First Acceptance Corp.*	371	1,002
First Mercury Financial Corp.	301	4,009
Flagstone Reinsurance Holdings Ltd.	841	9,486
FPIC Insurance Group, Inc.*	115	3,858
Greenlight Capital Re Ltd., Class A*	548	10,302
Hallmark Financial Services, Inc.*	104	837
Harleysville Group, Inc.	234	7,406
Horace Mann Educators Corp.	809	11,302
Independence Holding Co.	123	723
Infinity Property & Casualty Corp.	272	11,555
Kansas City Life Insurance Co.	73	2,273
Life Partners Holdings, Inc.	111	1,987
Maiden Holdings Ltd.	868	6,310
Max Capital Group Ltd.	906	19,361
Meadowbrook Insurance Group, Inc.	1,241	9,183
Mercer Insurance Group, Inc.	103	1,861
MGIC Investment Corp.*	2,533	18,770
Montpelier Re Holdings Ltd.	1,662	27,124
National Interstate Corp.	102	1,785
National Western Life Insurance Co., Class A	42	7,391
NYMAGIC, Inc.	70	1,208
Platinum Underwriters Holdings Ltd.	1,013	36,306
PMA Capital Corp., Class A*	515	2,930
Presidential Life Corp.	510	5,284
Primus Guaranty Ltd.*	370	1,580
ProAssurance Corp.*	652	34,028
Radian Group, Inc.	1,630	17,245
RLI Corp.	370	19,529
Safety Insurance Group, Inc.	241	7,934
SeaBright Insurance Holdings, Inc.*	435	4,968
Selective Insurance Group	1,086	17,083
State Auto Financial Corp.	276	4,949
Stewart Information Services Corp.	345	4,268

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Navigators Group, Inc.*	255	$14,025
The Phoenix Cos., Inc.*	2,523	8,200
The PMI Group, Inc.	1,282	5,448
Tower Group, Inc.	806	19,658
United America Indemnity Ltd., Class A*	847	6,259
United Fire & Casualty Co.	462	8,270
Universal American Corp.*	511	4,814
Universal Insurance Holdings, Inc.	251	1,263
Zenith National Insurance Corp.	737	22,773
		601,680
Internet — 3.1%
1-800-Flowers.com, Inc., Class A*	300	1,035
AboveNet, Inc.*	254	12,385
ActivIdentity Corp.*	828	2,294
Art Technology Group, Inc.*	2,609	10,071
AsiaInfo Holdings, Inc.*	611	12,202
Avocent Corp.*	846	17,148
Blue Coat Systems, Inc.*	838	18,930
Blue Nile, Inc.*	258	16,027
Chordiant Software, Inc.*	400	1,556
Cogent Communications Group, Inc.*	987	11,153
comScore, Inc.*	458	8,249
Constant Contact, Inc.*	490	9,433
CyberSource Corp.*	1,346	22,438
DealerTrack Holdings, Inc.*	709	13,407
Dice Holdings, Inc.*	263	1,725
Digital River, Inc.*	748	30,159
drugstore.com, Inc.*	2,069	5,028
EarthLink, Inc.	2,111	17,754
ePlus, Inc.*	74	1,151
eResearchTechnology, Inc.*	950	6,650
Global Sources Ltd.*	222	1,525
GSI Commerce, Inc.*	509	9,829
Health Grades, Inc.*	438	2,168
i2 Technologies, Inc.*	341	5,470
Ibasis, Inc.*	613	1,300
Imergent, Inc.	160	1,261
Infospace, Inc.*	657	5,085
Internap Network Services Corp.*	821	2,635
Internet Brands, Inc., Class A*	466	3,719
Internet Capital Group, Inc.*	828	6,922
Ipass, Inc.*	932	1,286
j2 Global Communications, Inc.*	943	21,698
Keynote Systems, Inc.*	228	2,150
Limelight Networks, Inc.*	572	2,322
Lionbridge Technologies, Inc.*	1,043	2,712
Liquidity Services, Inc.*	200	2,064
LoopNet, Inc.*	410	3,706
MercadoLibre, Inc.*	535	20,576
ModusLink Global Solutions, Inc.*	845	6,836
Move, Inc.*	3,242	8,753
NIC, Inc.	1,029	9,148
NutriSystem, Inc.	634	9,675
Online Resources Corp.*	473	2,918
OpenTable, Inc.*	56	1,543
Openwave Systems, Inc.*	1,414	3,676
Orbitz Worldwide, Inc.*	673	4,159
Overstock.com, Inc.*	371	5,443
PC-Tel, Inc.*	228	1,425
Perficient, Inc.*	445	3,680
Rackspace Hosting, Inc.*	1,360	23,202
RealNetworks, Inc.*	1,768	6,577
S1 Corp.*	1,167	7,212
Saba Software, Inc.*	452	1,903
Safeguard Scientifics, Inc.*	450	4,937
Sapient Corp.*	1,737	13,965
Shutterfly, Inc.*	464	7,716
SonicWALL, Inc.*	944	7,930
Sourcefire, Inc.*	467	10,027
Stamps.com, Inc.*	157	1,452
support.com, Inc.*	639	1,534
TechTarget, Inc.*	262	1,493
TeleCommunication Systems, Inc., Class A*	684	5,718
Terremark Worldwide, Inc.*	1,026	6,382
The Knot, Inc.*	559	6,104
TIBCO Software, Inc.*	3,413	32,389
Travelzoo, Inc.*	111	1,568
U.S. Auto Parts Network, Inc.*	338	1,842
United Online, Inc.	1,656	13,314
ValueClick, Inc.*	1,744	23,003
VASCO Data Security International, Inc.*	428	3,176
Vocus, Inc.*	338	7,061
Web.com Group, Inc.*	400	2,836
Websense, Inc.*	887	14,902
Zix Corp.*	1,148	2,526
		581,248
Investment Companies — 0.8%
Allied Capital Corp.	3,693	11,337
American Capital Ltd.*	5,598	18,082
Ampal American Israel Corp. Class A*	325	660
Apollo Investment Corp.	3,174	30,312
Ares Capital Corp.	1,958	21,577
BlackRock Kelso Capital Corp.	157	1,165
Capital Southwest Corp.	45	3,454
Fifth Street Finance Corp.	540	5,902
Gladstone Capital Corp.	312	2,786
Gladstone Investment Corp.	300	1,455
Harris & Harris Group, Inc.*	370	2,312
Hercules Technology Growth Capital, Inc.	756	7,424
Kohlberg Capital Corp.	323	1,948
Main Street Capital Corp.	130	1,850
MCG Capital Corp.*	1,006	4,215
Medallion Financial Corp.	248	2,073
MVC Capital, Inc.	394	3,459
NGP Capital Resources Co.	335	2,432
PennantPark Investment Corp.	374	3,033
Prospect Capital Corp.	860	9,211
TICC Capital Corp.	473	2,384
Triangle Capital Corp.	143	1,765
		138,836
Iron & Steel — 0.0%
China Precision Steel, Inc.*	373	1,014

	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — (continued)
General Steel Holdings, Inc.*	185	$720
Sutor Technology Group Ltd.*	168	531
Universal Stainless & Alloy Products, Inc.*	133	2,427
		4,692
Leisure Time — 0.5%
Ambassadors Group, Inc.	407	6,370
Brunswick Corp.	1,818	21,780
Callaway Golf Co.	1,150	8,751
Interval Leisure Group, Inc.*	849	10,596
Life Time Fitness, Inc.*	799	22,412
Marine Products Corp.	160	885
Multimedia Games, Inc.*	470	2,406
Polaris Industries, Inc.	612	24,957
Town Sports International Holdings, Inc.*	249	625
Universal Travel Group*	181	2,335
		101,117
Lodging — 0.3%
Ameristar Casinos, Inc.	456	7,196
Gaylord Entertainment Co.*	702	14,110
Marcus Corp.	333	4,259
Monarch Casino & Resort, Inc.*	185	1,991
Morgans Hotel Group Co.*	394	2,135
Orient-Express Hotels Ltd., Class A	1,544	17,771
Red Lion Hotels Corp.*	264	1,518
		48,980
Machinery - Construction & Mining — 0.0%
Astec Industries, Inc.*	329	8,380

Machinery - Diversified — 1.3%
Alamo Group, Inc.	100	1,580
Albany International Corp., Class A	532	10,321
Altra Holdings, Inc.*	603	6,748
Applied Industrial Technologies, Inc.	804	17,013
Briggs & Stratton Corp.	1,036	20,109
Cascade Corp.	228	6,097
Chart Industries, Inc.*	545	11,767
Cognex Corp.	794	13,006
Columbus McKinnon Corp.*	356	5,393
DXP Enterprises, Inc.*	122	1,360
Flow International Corp.*	708	1,834
Hurco Cos., Inc.*	92	1,571
Intermec, Inc.*	1,235	17,413
Intevac, Inc.*	541	7,271
iRobot Corp.*	378	4,653
Kadant, Inc.*	199	2,414
Lindsay Corp.	266	10,475
Middleby Corp.*	324	17,823
NACCO Industries, Inc., Class A	122	7,329
Nordson Corp.	654	36,683
Raser Technologies, Inc.*	738	1,129
Robbins & Myers, Inc.	533	12,515
Sauer-Danfoss, Inc.	151	1,158
Tecumseh Products Co., Class A*	313	3,546
Tennant Co.	370	10,752
The Gorman-Rupp Co.	321	7,996
Twin Disc, Inc.	100	1,247
		239,203
Media — 0.5%
Acacia Research - Acacia Technologies*	538	4,686
Belo Corp., Class A	1,872	10,128
CKX, Inc.*	1,020	6,844
Courier Corp.	147	2,227
Crown Media Holdings, Inc. Class A*	217	339
DG FastChannel, Inc.*	384	8,041
Dolan Media, Co.*	693	8,309
EW Scripps Co. Class A*	573	4,297
Fisher Communications, Inc.*	100	1,818
Journal Communications, Inc., Class A	884	3,253
LIN TV Corp. Class A*	472	2,233
LodgeNet Interactive Corp.*	371	2,801
Martha Stewart Living Omnimedia, Inc., Class A*	562	3,518
Mediacom Communications Corp., Class A*	621	3,577
Outdoor Channel Holdings, Inc.*	180	1,177
Playboy Enterprises, Inc. Class B*	360	1,087
PRIMEDIA, Inc.	292	736
Scholastic Corp.	466	11,342
Sinclair Broadcast Group, Inc., Class A	717	2,567
Value Line, Inc.	23	710
World Wrestling Entertainment, Inc., Class A	433	6,066
		85,756
Metal Fabricate/Hardware — 0.9%
A.M. Castle & Co.	435	4,324
Ampco-Pittsburgh Corp.	156	4,148
CIRCOR International, Inc.	366	10,343
Dynamic Materials Corp.	290	5,788
Furmanite Corp.*	554	2,388
Hawk Corp.*	103	1,413
Haynes International, Inc.*	275	8,751
Kaydon Corp.	666	21,592
L.B. Foster Co., Class A*	193	5,902
Ladish Co., Inc.*	347	5,250
Lawson Products, Inc.	56	975
Mueller Industries, Inc.	797	19,024
Mueller Water Products, Inc., Class A	3,050	16,714
North American Galvanizing & Coating, Inc.*	240	1,457
Northwest Pipe Co.*	183	6,136
Olympic Steel, Inc.	231	6,627
Omega Flex, Inc.	59	989
RBC Bearings, Inc.*	488	11,385
RTI International Metals, Inc.*	595	14,822
Sun Hydraulics Corp.	228	4,802
The Eastern Co.	108	1,717
Worthington Industries, Inc.	1,169	16,249
		170,796
Mining — 0.8%
Allied Nevada Gold Corp.*	964	9,438
AMCOL International Corp.	514	11,765

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Brush Engineered Materials, Inc.*	451	$11,031
Century Aluminum Co.*	954	8,920
Coeur d’Alene Mines Corp.*	1,452	29,774
General Moly, Inc.*	1,499	4,722
Hecla Mining Co.*	4,428	19,439
Horsehead Holding Corp.*	859	10,068
Kaiser Aluminum Corp.	348	12,653
Paramount Gold and Silver Corp.*	1,168	1,600
Stillwater Mining Co.*	856	5,752
United States Lime & Minerals, Inc.*	29	1,042
Uranerz Energy Corp.*	862	1,974
Uranium Energy Corp.*	807	2,381
US Gold Corp.*	1,358	3,925
USEC, Inc.*	2,299	10,782
		145,266
Miscellaneous Manufacturing — 2.1%
A. O. Smith Corp.	454	17,297
Actuant Corp., Class A	1,369	21,986
Acuity Brands, Inc.	855	27,540
American Railcar Industries, Inc.	100	1,061
Ameron International Corp.	194	13,576
AZZ, Inc.*	241	9,681
Barnes Group, Inc.	918	15,689
Blount International, Inc.*	798	7,557
Ceradyne, Inc.*	515	9,440
Chase Corp.	117	1,369
China Fire & Security Group, Inc.*	300	5,760
CLARCOR, Inc.	1,009	31,642
Colfax Corp.*	456	4,847
Eastman Kodak Co.	5,346	25,554
EnPro Industries, Inc.*	366	8,367
ESCO Technologies, Inc.*	534	21,040
Federal Signal Corp.	1,047	7,528
Flanders Corp.*	247	1,274
FreightCar America, Inc.	270	6,561
GenTek, Inc.*	173	6,581
GP Strategies Corp.*	296	2,217
Griffon Corp.*	956	9,627
Hexcel Corp.*	1,905	21,793
John Bean Technologies Corp.	552	10,030
Koppers Holdings, Inc.	461	13,669
LSB Industries, Inc.*	359	5,590
Matthews International Corp., Class A	608	21,511
Metabolix, Inc.*	290	2,981
Movado Group, Inc.	260	3,778
Myers Industries, Inc.	725	7,808
NL Industries, Inc.	90	602
PMFG, Inc.*	186	2,392
Polypore International, Inc.*	379	4,893
Portec Rail Products, Inc.	129	1,224
Raven Industries, Inc.	288	7,698
Smith & Wesson Holding Corp.*	1,279	6,689
Standex International Corp.	201	3,986
Sturm Ruger & Co., Inc.	319	4,128
Tredegar Corp.	584	8,468
Trimas Corp.*	295	1,504
		384,938
Office Furnishings — 0.4%
Herman Miller, Inc.	1,075	18,178
HNI Corp.	894	21,098
Interface, Inc., Class A	880	7,304
Knoll, Inc.	928	9,679
Steelcase, Inc. Class A	1,474	9,154
		65,413
Oil & Gas — 2.3%
Alon USA Energy, Inc.	152	1,509
Apco Oil and Gas International, Inc.	158	3,621
Approach Resources, Inc.*	141	1,280
Arena Resources, Inc.*	733	26,021
Atlas Energy, Inc.	694	18,787
ATP Oil & Gas Corp.*	750	13,417
Berry Petroleum Co., Class A	888	23,781
Bill Barrett Corp.*	759	24,888
BPZ Resources, Inc.*	1,859	13,980
Brigham Exploration Co.*	1,691	15,354
Bronco Drilling Co., Inc.*	376	2,463
Carrizo Oil & Gas, Inc.*	579	14,180
Cheniere Energy, Inc.*	830	2,432
Clayton Williams Energy, Inc.*	117	3,524
Contango Oil & Gas Co.*	249	12,714
CREDO Petroleum Corp.*	134	1,356
CVR Energy, Inc.*	529	6,581
Delek US Holdings, Inc.	198	1,697
Delta Petroleum Corp.*	3,615	6,326
Endeavour International Corp.*	1,864	2,255
FX Energy, Inc.*	589	1,902
Georesources, Inc.*	103	1,138
GMX Resources, Inc.*	506	7,949
Goodrich Petroleum Corp.*	496	12,802
Gran Tierra Energy, Inc.*	4,095	17,035
Gulfport Energy Corp.*	563	4,921
Harvest Natural Resources, Inc.*	746	3,827
Hercules Offshore, Inc.*	1,853	9,098
Isramco, Inc.*	21	2,743
McMoran Exploration Co.*	1,536	11,597
Northern Oil & Gas, Inc.*	527	4,427
Oilsands Quest Sask, Inc.*	4,771	5,391
Panhandle Oil and Gas, Inc., Class A	117	2,499
Parallel Petroleum Corp.*	693	2,197
Parker Drilling Co.*	2,402	13,115
Penn Virginia Corp.	880	20,161
Petroleum Development Corp.*	413	7,707
Petroquest Energy, Inc.*	939	6,094
Pioneer Drilling Co.*	768	5,637
PrimeEnergy Corp.*	15	430
Rex Energy Corp.*	440	3,674
Rosetta Resources, Inc.*	1,090	16,012
Stone Energy Corp.*	878	14,320
SulphCo, Inc.*	929	1,273
Swift Energy Co.*	731	17,310
Toreador Resources Corp.	500	4,995

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Vaalco Energy, Inc.	1,330	$6,118
Vantage Drilling Co.*	590	1,080
Venoco, Inc.*	286	3,292
W&T Offshore, Inc.	762	8,923
Warren Resources, Inc.*	927	2,744
Western Refining, Inc.*	837	5,399
Zion Oil & Gas, Inc.*	217	2,118
		424,094
Oil & Gas Services — 1.4%
Allis-Chalmers Energy, Inc.*	1,025	4,469
Basic Energy Services, Inc.*	388	3,294
Bolt Technology Corp.*	135	1,697
Boots & Coots, Inc.*	1,402	2,257
Cal Dive International, Inc.*	989	9,781
CARBO Ceramics, Inc.	390	20,104
Complete Production Services, Inc.*	1,157	13,074
Dawson Geophysical Co.*	215	5,887
Dril-Quip, Inc.*	580	28,791
Geokinetics, Inc.*	68	1,442
Global Industries Ltd.*	2,013	19,123
Gulf Island Fabrication, Inc.	284	5,322
Hornbeck Offshore Services, Inc.*	517	14,248
ION Geophysical Corp.*	2,293	8,071
Key Energy Services, Inc.*	2,494	21,698
Lufkin Industries, Inc.	303	16,114
Matrix Service Co.*	587	6,381
Natco Group, Inc., Class A*	395	17,491
Natural Gas Services Group, Inc.*	190	3,348
Newpark Resources, Inc.*	1,912	6,138
OYO Geospace Corp.*	88	2,273
RPC, Inc.	461	4,831
Superior Well Services, Inc.*	244	2,362
T-3 Energy Services, Inc.*	280	5,516
Tetra Technologies, Inc.*	1,516	14,690
TGC Industries, Inc.*	256	1,242
Union Drilling, Inc.*	183	1,398
Willbros Group, Inc.*	772	11,758
		252,800
Packaging and Containers — 0.4%
AEP Industries, Inc.*	88	3,511
BWAY Holding Co.*	107	1,981
Graphic Packaging Holding Co.*	2,187	5,052
Rock-Tenn Co., Class A	757	35,662
Silgan Holdings, Inc.	553	29,160
		75,366
Pharmaceuticals — 3.0%
Acura Pharmaceuticals, Inc.*	153	782
Adolor Corp.*	659	1,048
Akorn, Inc.*	1,018	1,395
Alkermes, Inc.*	1,863	17,121
Allos Therapeutics, Inc.*	1,315	9,534
Amicus Therapeutics, Inc.*	269	2,354
Ardea Biosciences, Inc.*	326	5,972
Array Biopharma, Inc.*	748	1,780
Auxilium Pharmaceuticals, Inc.*	830	28,394
AVANIR Pharmaceuticals, Inc. Class A*	1,082	2,251
AVI BioPharma, Inc.*	1,368	2,353
Biodel, Inc.*	284	1,525
BioDelivery Sciences International, Inc.*	184	883
BioScrip, Inc.*	711	4,806
Biospecifics Technologies Corp.*	69	2,209
Cadence Pharmaceuticals, Inc.*	414	4,579
Caraco Pharmaceutical Laboratories Ltd.*	228	1,161
Catalyst Health Solutions, Inc.*	737	21,484
China Sky One Medical, Inc.*	217	2,862
Clarient, Inc.*	537	2,261
Cornerstone Therapeutics, Inc.*	127	832
Cumberland Pharmaceuticals, Inc.*	160	2,590
Cypress Bioscience, Inc.*	790	6,454
Cytori Therapeutics, Inc.*	810	3,199
Depomed, Inc.*	1,183	5,170
Durect Corp.*	1,856	4,955
Dyax Corp.*	1,220	4,380
Hemispherx Biopharma, Inc.*	2,639	5,278
Hi-Tech Pharmacal Co, Inc.*	155	3,478
I-Flow Corp.*	339	3,861
Idenix Pharmaceuticals, Inc.*	593	1,832
Impax Laboratories, Inc.*	1,288	11,257
Infinity Pharmaceuticals, Inc.*	328	2,043
Inspire Pharmaceuticals, Inc.*	1,317	6,875
Isis Pharmaceuticals, Inc.*	1,867	27,202
ISTA Pharmaceuticals, Inc.*	584	2,605
Javelin Pharmaceuticals, Inc.*	813	1,585
KV Pharmaceutical Co., Class A*	596	1,830
Lannett Co, Inc.*	197	1,474
Mannatech, Inc.	300	1,149
MannKind Corp.*	1,104	10,874
MAP Pharmaceuticals, Inc.*	100	1,046
Matrixx Initiatives, Inc.*	192	1,091
Medicis Pharmaceutical Corp., Class A	1,223	26,111
Medivation, Inc.*	564	15,307
MiddleBrook Pharmaceuticals, Inc.*	572	658
Myriad Pharmaceuticals, Inc.*	357	2,092
Nabi Biopharmaceuticals*	813	2,919
Nektar Therapeutics*	1,898	18,486
Neogen Corp.*	312	10,074
Neurocrine Biosciences, Inc.*	595	1,815
NeurogesX, Inc.*	199	1,592
Nutraceutical International Corp.*	196	2,209
Obagi Medical Products, Inc.*	281	3,260
Omega Protein Corp.*	361	1,751
Onyx Pharmaceuticals, Inc.*	1,249	37,433
Opko Health, Inc.*	776	1,769
Optimer Pharmaceuticals, Inc.*	595	8,050
Orexigen Therapeutics, Inc.*	588	5,792
Osiris Therapeutics, Inc.*	373	2,484
OXiGENE, Inc.*	539	765
Pain Therapeutics, Inc.*	779	3,942
Par Pharmaceutical Cos., Inc.*	713	15,337
Pharmasset, Inc.*	386	8,160
PharMerica Corp.*	620	11,513

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Poniard Pharmaceuticals, Inc.*	415	$3,104
Pozen, Inc.*	402	2,959
Progenics Pharmaceuticals, Inc.*	401	2,101
Questcor Pharmaceuticals, Inc.*	1,256	6,933
Repros Therapeutics, Inc.*	181	163
Rigel Pharmaceuticals, Inc.*	779	6,388
Salix Pharmaceuticals Ltd.*	1,027	21,834
Santarus, Inc.*	897	2,951
Savient Pharmaceuticals, Inc.*	1,259	19,137
Schiff Nutrition International, Inc.	157	818
Sciclone Pharmaceuticals, Inc.*	677	2,884
SIGA Technologies, Inc.*	441	3,479
Spectrum Pharmaceuticals, Inc.*	814	5,478
Sucampo Pharmaceuticals, Inc., Class A*	171	997
Synta Pharmaceuticals Corp.*	200	620
Synutra International, Inc.*	311	4,264
Theravance, Inc.*	1,058	15,489
USANA Health Sciences, Inc.*	124	4,230
Vanda Pharmaceuticals, Inc.*	541	6,297
Viropharma, Inc.*	1,556	14,969
Vivus, Inc.*	1,482	15,487
XenoPort, Inc.*	627	13,311
		561,226
Pipelines — 0.0%
Crosstex Energy, Inc.	655	3,458

Real Estate — 0.2%
Avatar Holdings, Inc.*	95	1,805
Consolidated-Tomoka Land Co.	124	4,749
Forestar Real Estate Group, Inc.*	717	12,318
Hilltop Holdings, Inc.*	889	10,899
United Capital Corp.*	36	833
		30,604
Retail — 5.9%
99 Cents Only Stores*	911	12,253
AFC Enterprises*	559	4,707
Allion Healthcare, Inc.*	356	2,083
America’s Car-Mart, Inc.*	244	5,844
AnnTaylor Stores Corp.*	1,155	18,353
Asbury Automotive Group, Inc.*	568	7,202
Bebe Stores, Inc.	463	3,408
Benihana, Inc. Class A*	247	1,415
Big 5 Sporting Goods Corp.	427	6,448
BJ’s Restaurants, Inc.*	424	6,356
Bob Evans Farms, Inc.	610	17,727
Books-A-Million, Inc.	149	1,794
Borders Group, Inc.*	839	2,609
Brown Shoe Co., Inc.	854	6,849
Buffalo Wild Wings, Inc.*	391	16,269
Build-A-Bear Workshop, Inc.*	260	1,266
Cabela’s, Inc.*	786	10,485
California Pizza Kitchen, Inc.*	383	5,982
Caribou Coffee Co., Inc.*	205	1,480
Carrols Restaurant Group, Inc.*	213	1,610
Casey’s General Stores, Inc.	1,038	32,572
Cash America International, Inc.	596	17,975
CEC Entertainment, Inc.*	472	12,206
Charlotte Russe Holding, Inc.*	446	7,805
Charming Shoppes, Inc.*	2,458	12,069
Christopher & Banks Corp.	741	5,017
Citi Trends, Inc.*	328	9,338
CKE Restaurants, Inc.	1,029	10,794
Coldwater Creek, Inc.*	1,191	9,766
Collective Brands, Inc.*	1,321	22,893
Conn’s, Inc.*	144	1,626
Cracker Barrel Old Country Store, Inc.	494	16,994
Denny’s Corp.*	2,152	5,724
Destination Maternity Corp.*	89	1,614
Dillard’s, Inc., Class A	1,077	15,186
DineEquity, Inc.	402	9,949
Domino’s Pizza, Inc.*	774	6,842
Dress Barn, Inc.*	863	15,474
DSW, Inc., Class A*	206	3,290
Einstein Noah Restaurant Group, Inc.*	84	1,011
Ezcorp, Inc., Class A*	910	12,431
First Cash Financial Services, Inc.*	477	8,171
Fred’s, Inc., Class A	915	11,648
Frisch’s Restaurants, Inc.	43	1,113
Fuqi International, Inc.*	261	7,642
Gaiam, Inc., Class A*	287	2,003
Genesco, Inc.*	395	9,508
Group 1 Automotive, Inc.	507	13,613
Gymboree Corp.*	599	28,980
Haverty Furniture Cos., Inc.*	350	4,133
hhgregg, Inc.*	284	4,811
Hibbett Sports, Inc.*	517	9,425
Hot Topic, Inc.*	775	5,805
HSN, Inc.*	849	13,822
J. Crew Group, Inc.*	997	35,713
Jack in the Box, Inc.*	1,178	24,137
Jo-Ann Stores, Inc.*	529	14,193
Jos. A. Bank Clothiers, Inc.*	363	16,252
Kenneth Cole Productions, Inc., Class A	158	1,585
Kirkland’s, Inc.*	221	3,149
Krispy Kreme Doughnuts, Inc.*	1,322	4,720
Landry’s Restaurants, Inc.*	167	1,753
Lithia Motors, Inc. Class A	294	4,583
Liz Claiborne, Inc.	1,972	9,722
Luby’s, Inc.*	300	1,260
Lululemon Athletica, Inc.*	859	19,542
Lumber Liquidators, Inc.*	244	5,292
McCormick & Schmick’s Seafood Restaurants, Inc.*	268	1,994
New York & Co., Inc.*	583	2,985
Nu Skin Enterprises, Inc., Class A	1,031	19,104
O’Charleys, Inc.*	286	2,680
OfficeMax, Inc.*	1,543	19,411
Pacific Sunwear of California, Inc.*	1,383	7,122
Papa John’s International, Inc.*	439	10,786
PC Connection, Inc.*	165	898
PC Mall, Inc.*	178	1,221
PetMed Express, Inc.	513	9,670

p

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
PF Chang’s China Bistro, Inc.*	496	$16,849
Pier 1 Imports, Inc.*	1,748	6,765
Pricesmart, Inc.	321	6,019
Red Robin Gourmet Burgers, Inc.*	338	6,902
Regis Corp.	1,105	17,127
Retail Ventures, Inc.*	376	1,982
Rex Stores Corp.*	92	1,003
Ruby Tuesday, Inc.*	1,328	11,182
Rush Enterprises, Inc., Class A*	635	8,204
Ruth’s Hospitality Group, Inc.*	377	1,591
Saks, Inc.*	2,431	16,579
Sally Beauty Holdings, Inc.*	1,937	13,772
Shoe Carnival, Inc.*	139	2,143
Sonic Automotive, Inc., Class A	464	4,872
Sonic Corp.*	1,232	13,626
Sport Supply Group, Inc.	174	1,773
Stage Stores, Inc.	798	10,342
Stein Mart, Inc.*	501	6,368
Steinway Musical Instruments, Inc.*	125	1,484
Susser Holdings Corp.*	100	1,257
Syms Corp.*	133	1,076
Systemax, Inc.*	162	1,965
Talbots, Inc.	394	3,637
Texas Roadhouse, Inc., Class A*	1,056	11,215
The Buckle, Inc.	510	17,411
The Cato Corp., Class A	594	12,052
The Cheesecake Factory*	1,199	22,205
The Children’s Place Retail Stores, Inc.*	438	13,122
The Finish Line, Inc., Class A	871	8,849
The Men’s Wearhouse, Inc.	1,067	26,355
The Pantry, Inc.*	454	7,119
The Pep Boys - Manny, Moe, & Jack	993	9,702
The Steak N Shake Co.*	535	6,297
The Wet Seal, Inc., Class A*	1,804	6,819
Tractor Supply Co.*	699	33,846
Tuesday Morning Corp.*	529	2,201
Tween Brands, Inc.*	457	3,834
Ulta Salon Cosmetics & Fragrance, Inc.*	562	9,279
West Marine, Inc.*	264	2,075
World Fuel Services Corp.	603	28,986
Zale Corp.*	458	3,275
Zumiez, Inc.*	403	6,613
		1,090,935
Savings & Loans — 1.0%
Abington Bancorp, Inc.	356	2,755
Astoria Financial Corp.	1,679	18,536
BankFinancial Corp.	509	4,876
Beneficial Mutual Bancorp, Inc.*	623	5,688
Berkshire Hills Bancorp, Inc.	302	6,626
Brookline Bancorp, Inc.	1,205	11,713
Brooklyn Federal Bancorp, Inc.	61	744
Cape Bancorp, Inc.*	213	1,636
Chicopee Bancorp, Inc.*	120	1,585
Clifton Savings Bancorp, Inc.	150	1,470
Danvers Bancorp, Inc.	280	3,805
Dime Community Bancshares	466	5,326
ESB Financial Corp.	162	2,169
ESSA Bancorp, Inc.	419	5,535
First Defiance Financial Corp.	146	2,177
First Financial Holdings, Inc.	219	3,497
First Financial Northwest, Inc.	304	1,769
Flagstar Bancorp, Inc.*	1,400	1,442
Flushing Financial Corp.	438	4,993
Fox Chase Bancorp, Inc.*	113	1,132
Home Bancorp, Inc.*	161	1,959
Home Federal Bancorp, Inc.	286	3,266
Investors Bancorp, Inc.*	961	10,196
K-Fed Bancorp	87	785
Kearny Financial Corp.	452	4,710
Kentucky First Federal Bancorp	96	1,199
Legacy Bancorp, Inc.	137	1,439
Meridian Interstate Bancorp, Inc.*	139	1,182
NASB Financial, Inc.	55	1,447
NewAlliance Bancshares, Inc.	2,081	22,267
Northeast Community Bancorp, Inc.	119	878
Northfield Bancorp, Inc.	323	4,134
Northwest Bancorp, Inc.	359	8,200
OceanFirst Financial Corp.	127	1,473
Oritani Financial Corp.	179	2,442
Provident Financial Services, Inc.	1,220	12,554
Provident New York Bancorp	618	5,902
Prudential Bancorp, Inc. of Pennsylvania	82	823
Rockville Financial, Inc.	152	1,634
Roma Financial Corp.	126	1,566
Territorial Bancorp, Inc.*	243	3,810
United Financial Bancorp, Inc.	240	2,779
ViewPoint Financial Group	162	2,275
Waterstone Financial, Inc.*	155	784
Westfield Financial, Inc.	684	5,794
WSFS Financial Corp.	90	2,398
		193,370
Semiconductors — 3.1%
Actel Corp.*	598	7,278
Advanced Analogic Technologies, Inc.*	625	2,481
Amkor Technology, Inc.*	2,268	15,604
Anadigics, Inc.*	1,379	6,495
Applied Micro Circuits Corp.*	1,358	13,566
ATMI, Inc.*	607	11,017
Brooks Automation, Inc.*	1,305	10,088
Cabot Microelectronics Corp.*	495	17,256
Cavium Networks, Inc.*	686	14,728
CEVA, Inc.*	298	3,203
Cirrus Logic, Inc.*	1,230	6,839
Cohu, Inc.	446	6,048
Diodes, Inc.*	618	11,180
DSP Group, Inc.*	357	2,906
Emcore Corp.*	1,286	1,672
Emulex Corp.*	1,643	16,906
Entegris, Inc.*	2,470	12,226
Entropic Communications, Inc.*	930	2,548
Exar Corp.*	732	5,380
FormFactor, Inc.*	960	22,963

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
GSI Technology, Inc.*	359	$1,432
Hittite Microwave Corp.*	445	16,367
Intellon Corp.*	386	2,737
IXYS Corp.*	366	3,115
Kopin Corp.*	1,507	7,234
Kulicke & Soffa Industries, Inc.*	1,349	8,134
Lattice Semiconductor Corp.*	2,224	5,004
Micrel, Inc.	1,002	8,166
Microsemi Corp.*	1,578	24,917
Microtune, Inc.*	778	1,416
MIPS Technologies, Inc.*	1,139	4,294
MKS Instruments, Inc.*	1,028	19,830
Monolithic Power Systems, Inc.*	645	15,125
Netlogic Microsystems, Inc.*	392	17,640
Omnivision Technologies, Inc.*	1,003	16,329
Pericom Semiconductor Corp.*	473	4,640
Photronics, Inc.*	792	3,754
PLX Technology, Inc.*	560	1,887
Power Integrations, Inc.	520	17,332
Rubicon Technology, Inc.*	223	3,309
Rudolph Technologies, Inc.*	499	3,693
Semitool, Inc.*	352	2,974
Semtech Corp.*	1,215	20,667
Sigma Designs, Inc.*	479	6,960
Silicon Image, Inc.*	1,489	3,618
Skyworks Solutions, Inc.*	3,289	43,546
Standard Microsystems Corp.*	446	10,352
Supertex, Inc.*	260	7,800
Techwell, Inc.*	403	4,425
Tessera Technologies, Inc.*	1,031	28,755
TriQuint Semiconductor, Inc.*	2,969	22,921
Ultratech, Inc.*	471	6,231
Veeco Instruments, Inc.*	680	15,858
Virage Logic Corp.*	312	1,626
Volterra Semiconductor Corp.*	465	8,542
Zoran Corp.*	1,015	11,693
		572,707
Shipbuilding — 0.0%
Todd Shipyards Corp.	104	1,710

Software — 4.7%
Accelrys, Inc.*	421	2,442
ACI Worldwide, Inc.*	700	10,591
Actuate Corp.*	940	5,433
Acxiom Corp.*	1,391	13,159
Advent Software, Inc.*	303	12,196
American Reprographics Co.*	773	7,359
American Software, Inc., Class A	293	1,913
AMICAS, Inc.*	647	2,329
ArcSight, Inc.*	404	9,724
Ariba, Inc.*	1,769	20,520
athenahealth, Inc.*	672	25,785
Avid Technology, Inc.*	580	8,172
Blackbaud, Inc.	849	19,697
Blackboard, Inc.*	650	24,557
Bottomline Technologies, Inc.*	471	6,076
Bowne & Co., Inc.	795	6,122
Callidus Software, Inc.*	448	1,348
China Information Security Technology, Inc.*	700	3,878
China TransInfo Technology Corp.*	279	2,639
Commvault Systems, Inc.*	825	17,119
Computer Programs & Systems, Inc.	206	8,530
Concur Technologies, Inc.*	768	30,536
CSG Systems International, Inc.*	752	12,040
Deltek, Inc.*	394	3,030
DemandTec, Inc.*	303	2,676
Digi International, Inc.*	429	3,655
DivX, Inc.*	630	3,440
Double-Take Software, Inc.*	265	2,700
Ebix, Inc.*	126	6,975
Eclipsys Corp.*	1,081	20,863
Epicor Software Corp.*	870	5,542
EPIQ Systems, Inc.*	656	9,512
Fair Isaac Corp.	1,026	22,049
FalconStor Software, Inc.*	626	3,111
GSE Systems, Inc.*	291	1,810
inContact, Inc.*	518	1,544
infoGROUP, Inc.*	816	5,720
Informatica Corp.*	1,730	39,063
InnerWorkings, Inc.*	424	2,095
Innodata Isogen, Inc.*	395	3,140
Interactive Intelligence, Inc.*	197	3,765
JDA Software Group, Inc.*	563	12,352
Lawson Software, Inc.*	2,715	16,942
Mantech International Corp., Class A*	434	20,467
MedAssets, Inc.*	835	18,846
Medidata Solutions, Inc.*	144	2,182
MicroStrategy, Inc., Class A*	193	13,807
Monotype Imaging Holdings, Inc.*	381	3,204
MSC.Software Corp.*	1,007	8,469
NetSuite, Inc.*	285	4,361
Omnicell, Inc.*	561	6,250
Omniture, Inc.*	1,380	29,587
OpenTV Corp., Class A*	1,394	1,924
OPNET Technologies, Inc.	209	2,284
Parametric Technology Corp.*	2,249	31,081
PegaSystems, Inc.	330	11,395
Pervasive Software, Inc.*	284	1,406
Phase Forward, Inc.*	834	11,709
Phoenix Technologies Ltd.*	438	1,599
Progress Software Corp.*	780	17,667
PROS Holdings, Inc.*	329	2,770
QAD, Inc.	229	1,041
Quality Systems, Inc.	468	28,815
Quest Software, Inc.*	1,209	20,372
Renaissance Learning, Inc.	146	1,451
RightNow Technologies, Inc.*	400	5,776
Rosetta Stone, Inc.*	108	2,480
Schawk, Inc.	230	2,684
Seachange International, Inc.*	590	4,425
Smith Micro Software, Inc.*	576	7,119

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
SolarWinds, Inc.*	208	$4,582
Solera Holdings, Inc.	1,359	42,279
SPSS, Inc.*	396	19,780
Synchronoss Technologies, Inc.*	323	4,028
SYNNEX Corp.*	413	12,588
Take-Two Interactive Software, Inc.*	1,661	18,620
Taleo Corp., Class A*	606	13,720
The Ultimate Software Group, Inc.*	524	15,049
THQ, Inc.*	1,461	9,993
Trident Microsystems, Inc.*	1,017	2,634
Tyler Technologies, Inc.*	643	10,989
Unica Corp.*	245	1,867
VeriFone Holdings, Inc.*	1,432	22,754
		864,203
Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	729	12,655

Telecommunications — 4.5%
3Com Corp.*	7,590	39,696
Acme Packet, Inc.*	838	8,388
Adaptec, Inc.*	2,561	8,554
ADC Telecommunications, Inc.*	1,955	16,305
Adtran, Inc.	1,113	27,324
Airvana, Inc.*	369	2,498
Alaska Communications Systems Group, Inc.	959	8,871
Anaren, Inc.*	312	5,304
Anixter International, Inc.*	593	23,785
Applied Signal Technology, Inc.	296	6,888
Arris Group, Inc.*	2,484	32,317
Aruba Networks, Inc.*	1,260	11,138
Atheros Communications, Inc.*	1,232	32,685
Atlantic Tele-Network, Inc.	189	10,096
BigBand Networks, Inc.*	498	1,997
Black Box Corp.	368	9,233
Cbeyond, Inc.*	468	7,549
Centennial Communications Corp.*	1,769	14,117
Cincinnati Bell, Inc.*	4,378	15,323
Communications Systems, Inc.	120	1,402
Comtech Telecommunications Corp.*	552	18,337
Consolidated Communications Holdings, Inc.	470	7,525
CPI International, Inc.*	125	1,399
D&E Communications, Inc.	251	2,884
DigitalGlobe, Inc.*	245	5,481
EMS Technologies, Inc.*	323	6,725
Extreme Networks, Inc.*	1,947	5,452
Fairpoint Communications, Inc.	1,364	559
General Communication, Inc., Class A*	986	6,764
GeoEye, Inc.*	403	10,800
Global Crossing Ltd.*	534	7,636
Globecomm Systems, Inc.*	300	2,181
Harmonic, Inc.*	1,938	12,946
Harris Stratex Networks, Inc., Class A*	1,208	8,456
HickoryTech Corp.	239	2,043
Hughes Communications, Inc.*	150	4,551
Infinera Corp.*	1,694	13,467
InterDigital, Inc.*	838	19,408
Iowa Telecommunications Services, Inc.	708	8,921
iPCS, Inc.*	366	6,368
IPG Photonics Corp.*	485	7,372
Ixia*	573	3,931
Knology, Inc.*	536	5,226
KVH Industries, Inc.*	254	2,537
LogMeIn, Inc.*	147	2,692
Loral Space & Communications, Inc.*	246	6,760
MasTec, Inc.*	1,041	12,648
Netgear, Inc.*	747	13,707
Network Equipment Technologies, Inc.*	519	3,752
Neutral Tandem, Inc.*	626	14,248
Novatel Wireless, Inc.*	601	6,827
NTELOS Holdings Corp.	664	11,726
Oplink Communications, Inc.*	432	6,273
Opnext, Inc.*	580	1,699
PAETEC Holding Corp.*	2,623	10,151
Parkervision, Inc.*	453	1,853
Plantronics, Inc.	1,011	27,105
Polycom, Inc.*	1,717	45,930
Powerwave Technologies, Inc.*	2,025	3,240
Preformed Line Products Co.	45	1,802
Premiere Global Services, Inc.*	1,271	10,562
RCN Corp.*	743	6,910
RF Micro Devices, Inc.*	5,235	28,426
SAVVIS, Inc.*	785	12,419
Shenandoah Telecommunications Co.	506	9,083
ShoreTel, Inc.*	981	7,662
Sonus Networks, Inc.*	3,828	8,115
Starent Networks Corp.*	785	19,955
SureWest Communications*	251	3,117
Switch & Data Facilities Co., Inc.*	428	5,825
Sycamore Networks, Inc.*	3,963	11,968
Symmetricom, Inc.*	959	4,968
Syniverse Holdings, Inc.*	1,393	24,377
Tekelec*	1,357	22,296
USA Mobility, Inc.	412	5,307
Utstarcom, Inc.*	2,530	5,288
Viasat, Inc.*	519	13,795
Virgin Mobile USA, Inc., Class A*	929	4,645
		829,570
Textiles — 0.1%
G&K Services, Inc., Class A	389	8,620
Unifirst Corp.	321	14,269
		22,889
Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.*	517	7,403
Leapfrog Enterprises, Inc.*	576	2,367
RC2 Corp.*	358	5,102
		14,872
Transportation — 1.7%
Air Transport Services Group, Inc.*	985	3,408
American Commercial Lines, Inc.*	146	4,259

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Arkansas Best Corp.	507	$15,180
Atlas Air Worldwide Holdings, Inc.*	380	12,149
Bristow Group, Inc.*	568	16,864
CAI International, Inc.*	160	1,179
Celadon Group, Inc.*	366	4,139
DHT Maritime, Inc.	1,126	4,234
Dynamex, Inc.*	225	3,674
Eagle Bulk Shipping, Inc.	1,062	5,448
Forward Air Corp.	600	13,890
Genco Shipping & Trading Ltd.	516	10,723
General Maritime Corp.	1,066	8,251
Genesee & Wyoming, Inc., Class A*	772	23,407
Golar LNG Ltd.	706	7,808
Gulfmark Offshore, Inc.*	487	15,944
Heartland Express, Inc.	981	14,126
Horizon Lines, Inc., Class A	703	4,464
HUB Group, Inc., Class A*	739	16,886
International Shipholding Corp.	91	2,804
Knight Transportation, Inc.	1,154	19,364
Knightsbridge Tankers Ltd.	274	3,573
Marten Transport Ltd.*	334	5,698
Nordic American Tanker Shipping	816	24,137
Old Dominion Freight Line, Inc.*	572	17,406
Pacer International, Inc.	533	2,057
Patriot Transportation Holding, Inc.*	23	1,737
PHI, Inc.*	293	5,942
Saia, Inc.*	306	4,921
Ship Finance International Ltd.	882	10,840
TBS International Ltd., Class A*	173	1,505
Teekay Tankers Ltd., Class A	193	1,612
Ultrapetrol (Bahamas) Ltd.*	435	2,140
Universal Truckload Services, Inc.	100	1,651
USA Truck, Inc.*	140	1,778
Werner Enterprises, Inc.	816	15,202
YRC Worldwide, Inc.*	1,322	5,883
		314,283
Trucking and Leasing — 0.2%
Aircastle Ltd.	844	8,162
Amerco, Inc.*	188	8,622
Greenbrier Cos., Inc.	347	4,063
TAL International Group, Inc.	393	5,589
Textainer Group Holdings Ltd.	139	2,225
Willis Lease Finance Corp.*	93	1,271
		29,932
Water — 0.4%
American States Water Co.	412	14,906
Artesian Resources Corp. Class A	113	1,901
California Water Service Group	390	15,187
Connecticut Water Service, Inc.	219	4,903
Consolidated Water Co., Inc.	312	5,095
Middlesex Water Co.	271	4,087
Pennichuck Corp.	78	1,697
Pico Holdings, Inc.*	448	14,941
SJW Corp.	288	6,581
Southwest Water Co.	411	2,022
York Water Co.	197	2,730
		74,050

TOTAL COMMON STOCKS (Cost $16,524,418)		16,757,304

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 0.6%
American Campus Communities, Inc.	1,057	28,380
Associated Estates Realty Corp.	256	2,463
Education Realty Trust, Inc.	1,163	6,897
Home Properties, Inc.	662	28,525
Mid-America Apartment Communities, Inc.	568	25,634
Post Properties, Inc.	866	15,588
		107,487
Building & Real Estate — 1.6%
Agree Realty Corp.	118	2,706
Alexander’s, Inc.	42	12,427
American Capital Agency Corp.	245	6,970
Anthracite Capital, Inc.*	863	906
Anworth Mortgage Asset Corp.	2,037	16,052
Capstead Mortgage Corp.	1,320	18,361
CBL & Associates Properties, Inc.	2,667	25,870
Cypress Sharpridge Investments, Inc.	327	4,643
Dynex Capital, Inc.	207	1,745
Equity Lifestyle Properties, Inc.	537	22,978
Getty Realty Corp.	364	8,933
Gramercy Capital Corp.*	782	1,900
Hatteras Financial Corp.	730	21,885
Invesco Mortgage Capital, Inc.*	175	3,824
iStar Financial, Inc.*	1,656	5,034
MFA Financial, Inc.	5,562	44,274
National Retail Properties, Inc.	1,643	35,275
NorthStar Realty Finance Corp.	1,391	4,883
Pennymac Mortgage Investment Trust*	292	5,814
RAIT Financial Trust	1,518	4,463
Redwood Trust, Inc.	1,524	23,622
Resource Capital Corp.	400	2,176
Sun Communities, Inc.	352	7,575
UMH Properties, Inc.	168	1,369
Walter Investment Management Corp.	300	4,806
		288,491
Forest Products & Paper — 0.1%
Potlatch Corp.	762	21,679

Healthcare — 0.6%
Care Investment Trust, Inc.	215	1,649
Cogdell Spencer, Inc.	494	2,371
Healthcare Realty Trust, Inc.	1,185	25,039
LTC Properties, Inc.	517	12,429
Medical Properties Trust, Inc.	1,594	12,449
National Health Investors, Inc.	518	16,395
Omega Healthcare Investors, Inc.	1,594	25,536
Universal Health Realty Income Trust	220	7,161
		103,029

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — 0.4%
Ashford Hospitality Trust, Inc.*	1,220	$4,221
DiamondRock Hospitality Co.*	2,132	17,269
FelCor Lodging Trust, Inc.	1,376	6,233
Hersha Hospitality Trust	671	2,080
LaSalle Hotel Properties	1,236	24,300
Strategic Hotels & Resorts, Inc.*	1,237	3,204
Sunstone Hotel Investors, Inc.*	1,609	11,424
		68,731
Industrial — 0.3%
DCT Industrial Trust, Inc.	4,034	20,614
EastGroup Properties, Inc.	505	19,301
First Industrial Realty Trust, Inc.	663	3,481
First Potomac Realty Trust	635	7,340
Monmouth Real Estate Investment Corp. Class A	281	1,956
Primoris Services Corp.	162	1,168
		53,860
Mixed Industrial/Office — 0.7%
CapLease, Inc.	973	3,921
Colonial Properties Trust	1,022	9,944
Cousins Properties, Inc.	1,449	11,998
Dupont Fabros Technology, Inc.*	542	7,225
Entertainment Properties Trust	688	23,488
Gladstone Commercial Corp.	152	2,079
Investors Real Estate Trust	1,318	11,915
Lexington Realty Trust	1,851	9,440
Mission West Properties, Inc.	287	1,932
One Liberty Properties, Inc.	3	27
PS Business Parks, Inc.	355	18,219
Washington Real Estate Investment Trust	1,179	33,955
Winthrop Realty Trust	177	1,724
		135,867
Office Property — 0.6%
BioMed Realty Trust, Inc.	1,924	26,551
Franklin Street Properties Corp.	1,187	15,550
Highwoods Properties, Inc.	1,405	44,187
Kilroy Realty Corp.	881	24,439
Parkway Properties, Inc.	393	7,742
		118,469
Real Estate — 0.1%
Government Properties Income Trust*	228	5,474
Starwood Property Trust, Inc.*	803	16,261
		21,735
Regional Malls — 0.1%
Glimcher Realty Trust	1,224	4,492
Pennsylvania Real Estate Investment Trust	803	6,111
		10,603
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	1,754	18,505
Sovran Self Storage, Inc.	489	14,880
U-Store-It Trust	1,526	9,537
		42,922
Strip Centers — 0.6%
Acadia Realty Trust	815	12,282
Cedar Shopping Centers, Inc.	889	5,734
Developers Diversified Realty Corp.	2,818	26,038
Equity One, Inc.	669	10,483
Inland Real Estate Corp.	1,448	12,685
Kite Realty Group Trust	1,107	4,616
Ramco-Gershenson Properties Trust	515	4,594
Saul Centers, Inc.	151	4,847
Tanger Factory Outlet Centers, Inc.	829	30,955
Urstadt Biddle Properties, Inc., Class A	416	6,069
		118,303
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,097,911)		1,091,176

	Par (000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills 0.130%, 12/10/09 (Cost $75,982)	76	75,990

	Number of Shares
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	278,256	278,256
BlackRock Liquidity Funds TempFund - Institutional Shares	278,256	278,256

TOTAL SHORT-TERM INVESTMENTS (Cost $556,512)		556,512

TOTAL INVESTMENTS — 100.0% (Cost $18,254,823)(a)		$18,480,982

~                 Fair valued security. The total market value of fair valued securities at September 30, 2009 is $0.

†                 See Security Valuation Note.

*                 Non-income producing security.

(a)         At September 30, 2009, the cost for Federal income tax purposes was $18,378,377. Net unrealized appreciation was $102,605. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,836,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,733,864.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$16,757,304	$16,757,304	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,091,176	1,091,176	—	—
U.S. TREASURY OBLIGATIONS	75,990	—	75,990	—
SHORT-TERM INVESTMENTS	556,512	556,512	—	—
TOTAL INVESTMENTS	$18,480,982	$18,404,992	$75,990	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 97.6%
Australia — 7.9%
AGL Energy Ltd.	1,424	$17,141
Alumina Ltd.*	18,851	30,129
Amcor Ltd.	1,654	7,972
AMP Ltd.	5,745	32,937
Asciano Group*	11,700	17,014
ASX Ltd.	683	21,157
Australia & New Zealand Banking Group Ltd.	6,217	133,173
AXA Asia Pacific Holdings Ltd.	7,368	28,281
Bendigo & Adelaide Bank Ltd.	555	4,589
BHP Billiton Ltd.	9,199	303,388
BlueScope Steel Ltd.	10,608	27,300
Boral Ltd.	945	5,064
Brambles Ltd.	2,561	18,204
CFS Retail Property Trust	2,898	5,117
Coca-Cola Amatil Ltd.	2,996	25,917
Cochlear Ltd.	109	6,411
Commonwealth Bank of Australia	4,322	196,320
Computershare Ltd.	619	6,076
Crown Ltd.	903	7,116
CSL Ltd.	1,529	45,058
CSR Ltd.	2,501	4,139
Dexus Property Group	39,751	29,454
Fairfax Media Ltd.	3,259	4,912
Fortescue Metals Group Ltd.*	5,092	17,038
Foster’s Group Ltd.	4,177	20,435
GPT Group	16,504	9,925
GPT Group*~	16,504	0
Harvey Norman Holdings Ltd.	3,095	11,708
Incitec Pivot Ltd.	2,774	6,898
Insurance Australia Group Ltd.	4,471	14,863
Leighton Holdings Ltd.	127	4,032
Lend Lease Corp. Ltd.	693	6,459
Lion Nathan Ltd.	2,048	20,647
Macquarie Airports Management Ltd.	2,896	7,230
Macquarie Group Ltd.	965	49,823
Macquarie Infrastructure Group	16,254	21,073
Metcash Ltd.	1,453	5,760
Mirvac Group	3,347	4,923
National Australia Bank Ltd.	5,154	139,470
Newcrest Mining Ltd.	1,076	30,282
OneSteel Ltd.	1,302	3,462
Orica Ltd.	1,276	26,366
Origin Energy Ltd.	2,491	35,780
OZ Minerals Ltd.*	3,095	3,104
Perpetual Ltd.	313	10,761
Qantas Airways Ltd.	1,814	4,557
QBE Insurance Group Ltd.	3,030	64,059
Rio Tinto Ltd.	1,013	52,646
Santos Ltd.	3,431	45,907
Sims Metal Management Ltd.	181	3,622
Sonic Healthcare Ltd.	423	5,289
Stockland Corp. Ltd.	6,610	23,659
Suncorp-Metway Ltd.	2,433	18,990
Tabcorp Holdings Ltd.	4,037	25,371
Tatts Group Ltd.	2,262	5,073
Telstra Corp. Ltd.	11,735	33,796
Toll Holdings Ltd.	3,644	27,330
Transurban Group	4,372	15,770
Wesfarmers Ltd.	3,001	69,939
Wesfarmers Ltd. PPS	173	4,038
Westfield Group	5,983	73,033
Westpac Banking Corp.	7,545	174,122
Woodside Petroleum Ltd.	1,141	52,344
Woolworths Ltd.	3,526	90,883
WorleyParsons Ltd.	163	4,252
		2,221,588
Austria — 0.3%
Erste Group Bank AG	650	29,226
Oestrreichische Elektrizitatswirtschafts AG	67	3,398
OMV AG	446	18,071
Raiffeisen International Bank-Holding AG	43	2,822
Telekom Austria AG	708	12,800
voestalpine AG	642	23,032
		89,349
Belgium — 1.1%
Belgacom S.A.	294	11,470
Colruyt S.A.	63	14,812
Compagnie Nationale a Poartefeuille S.A.	69	3,764
Delhaize Group	263	18,286
Dexia S.A.*	1,756	16,286
Fortis N.V.*	6,934	32,651
Groupe Bruxelles Lambert S.A.	160	14,827
InBev N.V.	1,958	89,810
KBC Group N.V.*	1,139	57,590
Mobistar S.A.	172	11,920
Solvay S.A.	190	19,763
UCB S.A.	128	5,414
Umicore	132	3,966
		300,559
Bermuda — 0.0%
Seadrill Ltd.*	496	10,384

Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.	2,225	17,041

Denmark — 0.8%
A.P. Moller - Maersk A/S, A Shares	1	6,729
A.P. Moller - Maersk A/S, B Shares	2	13,848
Carlsberg A/S, B Shares	300	21,825
Danske Bank A/S*	900	23,784
DSV A/S*	300	5,377
Novo Nordisk A/S, B Shares	1,211	76,165
Novozymes A/S, B Shares	250	23,630
Topdanmark A/S*	50	7,583
Vestas Wind Systems A/S*	460	33,531
William Demant Holding A/S*	138	10,296
		222,768
Finland — 1.2%
Elisa Oyj	1,000	20,550
Fortum Oyj	1,440	37,002

	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Kesko Oyj, B Shares	200	$6,713
Kone Oyj, B Shares	669	24,625
Metso Oyj	100	2,819
Neste Oil Oyj	209	3,868
Nokia Oyj	9,914	145,411
Nokian Renkaat Oyj	130	3,037
Outokumpu Oyj	200	3,777
Rautaruukki Oyj	200	4,813
Sampo Oyj, A Shares	1,213	30,620
Stora Enso Oyj, R Shares*	1,265	8,833
UPM-Kymmene Oyj	3,165	38,064
Wartsila Oyj	100	4,013
		334,145
France — 10.2%
Accor	347	19,368
Aeroports de Paris	61	5,500
Air France-KLM S.A.*	206	3,757
Alcatel-Lucent*	7,530	33,918
Alstom	456	33,394
Atos Origin S.A.*	94	4,761
AXA	4,472	121,393
BNP Paribas	2,325	186,587
Bouygues S.A.	551	28,154
Bureau Veritas S.A.	300	16,965
Cap Gemini S.A.	470	24,701
Carrefour S.A.	1,725	78,531
Casino Guichard Perracho S.A.	252	20,115
Christian Dior S.A.	198	19,623
Cie Generale d’Optique Essilor International S.A.	937	53,505
Cie Generale de Geophysique - Veritas*	126	2,954
CNP Assurances S.A.	42	4,287
Compagnie de Saint-Gobain	1,060	55,390
Compagnie Generale des Establissements Michelin, B Shares	431	33,939
Credit Agricole S.A.	2,495	52,382
Dassault Systemes	83	4,638
Eiffage S.A.	78	4,984
Electricite de France	555	33,036
Eurazeo	51	3,347
Eutelsat Communications	184	5,609
France Telecom	5,029	134,109
GDF Suez	3,238	144,165
Groupe Danone	1,403	84,868
Hermes International	115	17,016
Klepierre	160	6,363
L’Air Liquide S.A.	641	73,040
L’Oreal S.A.	659	65,635
Lafarge S.A.	630	56,491
Lagardere S.C.A.	242	11,308
LVMH Moet Hennessy Louis Vuitton S.A.	671	67,677
M6-Metropole Television	646	17,035
Natixis S.A.*	2,899	17,566
Neopost S.A.	48	4,315
Pernod Ricard S.A.	570	45,434
Peugeot S.A.*	427	13,082
PPR S.A.	165	21,229
Publicis Groupe S.A.	957	38,576
Renault S.A.*	804	37,772
SAFRAN	281	5,281
Sanofi-Aventis	2,918	215,190
Schneider Electric S.A.	651	66,237
SCOR SE	772	21,146
Societe BIC	120	8,546
Societe Generale	1,226	99,168
Societe Television Francaise 1	821	14,501
Sodexo	192	11,532
SUEZ Environment	593	13,585
Technip	195	12,496
Thales	290	14,420
Total S.A.	5,836	346,892
Unibail-Rodamco Co.	248	51,647
Vallourec S.A.	245	41,701
Veolia Environment S.A.	1,097	42,184
Vinci S.A.	1,230	69,852
Vivendi	3,353	104,206
		2,845,103
Germany — 7.8%
adidas AG	549	29,011
Allianz SE	1,264	157,690
BASF SE	2,479	131,251
Bayer AG	2,144	148,403
Bayerische Motoren Werke AG	874	42,074
Beiersdorf AG	252	14,759
Celesio AG	129	3,555
Commerzbank AG*	2,335	29,536
Daimler AG	2,428	121,808
Deutsche Bank AG	1,657	126,576
Deutsche Boerse AG	489	39,891
Deutsche Lufthansa AG	1,383	24,415
Deutsche Post AG	2,282	42,514
Deutsche Postbank AG*	82	2,894
Deutsche Telekom AG	8,116	110,762
E.ON AG	5,268	222,970
Fraport AG Frankfurt Airport Services Worldwide	78	4,134
Fresenius Medical Care AG & Co. KGaA	717	35,663
Fresenius SE (Preference)	517	30,192
GEA Group AG	167	3,470
Hannover Ruckversicherung AG*	119	5,454
Henkel AG & Co. KGaA	635	23,033
Henkel AG & Co. KGaA (Preference)	307	13,200
Hochtief AG	67	5,087
Infineon Technologies AG*	2,869	16,125
K+S AG	428	23,305
Linde AG	384	41,585
MAN AG	320	26,284
Merck KGaA	129	12,802
Metro AG	247	13,949
Muenchener Ruckversicherung AG	528	84,154
Porsche Automobil Holding SE (Preference)	166	13,031
RWE AG	1,090	101,104

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
RWE AG (Preference)	57	$4,687
Salzgitter AG	183	17,477
SAP AG	2,311	112,062
Siemens AG	2,281	210,036
SolarWorld AG	104	2,504
ThyssenKrupp AG	1,091	37,313
TUI AG*	1,846	18,935
Volkswagen AG	252	41,445
Volkswagen AG (Preference)	290	33,657
Wacker Chemie AG	28	4,355
		2,183,152
Greece — 0.6%
Alpha Bank A.E.*	1,580	29,310
Coca-Cola Hellenic Bottling Co. S.A.	190	5,097
EFG Eurobank Ergasias S.A.*	1,674	26,496
Hellenic Telecommunications Organization S.A.	590	9,784
Marfin Investment Group S.A.*	806	3,485
National Bank of Greece S.A.*	1,335	48,181
OPAP S.A.	380	9,824
Piraeus Bank S.A.*	1,557	29,024
Public Power Corp. S.A.*	180	4,016
Titan Cement Co. S.A.	130	4,506
		169,723
Hong Kong — 2.2%
BOC Hong Kong (Holdings) Ltd.	12,500	27,299
Cheung Kong (Holdings) Ltd.	4,000	50,569
Chinese Estates Holdings Ltd.	3,000	5,052
CLP Holdings Ltd.	5,000	33,901
Esprit Holdings Ltd.	2,000	13,401
Hang Lung Group Ltd.	8,000	39,878
Hang Lung Properties Ltd.	4,000	14,645
Hang Seng Bank Ltd.	2,300	33,020
Henderson Land Development Co. Ltd.	3,000	19,649
Hong Kong Exchanges and Clearing Ltd.	3,000	54,125
HongKong Electric Holdings Ltd.	4,500	24,657
Hopewell Holdings Ltd.	1,000	3,130
Hutchison Whampoa Ltd.	7,000	50,342
Kerry Properties Ltd.	1,009	5,371
Li & Fung Ltd.	6,000	24,039
MTR Corp. Ltd.	6,026	20,882
New World Development Ltd.	14,143	30,295
NWS Holdings Ltd.	2,104	4,059
Shangri-La Asia Ltd.	2,000	3,761
Sino Land Co. Ltd.	4,221	7,520
Sun Hung Kai Properties Ltd.	4,000	58,754
Swire Pacific Ltd., Class A	1,500	17,601
The Bank of East Asia Ltd.	5,726	20,588
The Hong Kong & China Gas Co. Ltd.	8,000	20,162
The Link Real Estate Investment Trust	5,698	12,523
Wharf Holdings Ltd.	3,000	15,862
Wheelock & Co. Ltd.	2,000	6,535
		617,620
Ireland — 0.4%
Anglo Irish Bank Corp. Plc*	3,146	999
CRH Plc	2,230	61,747
Elan Corp. Plc*	1,453	10,411
Experian Plc	1,921	16,222
Kerry Group Plc, Class A	174	4,982
Ryanair Holdings Plc*	862	4,284
		98,645
Italy — 3.7%
A2A SpA	1,615	3,180
Alleanza Assicurazioni SpA	4,222	38,166
Assicurazioni Generali SpA	2,892	79,401
Atlantia SpA	560	13,587
Banca Carige SpA	3,770	11,275
Banca Monte dei Paschi di Siena SpA	7,196	15,438
Banca Popolare di Milano Scarl	517	3,946
Banco Popolare S.C.*	1,376	13,255
Enel SpA	18,449	117,347
Eni SpA	7,237	180,845
Fiat SpA*	2,220	28,641
Finmeccanica SpA	2,436	43,150
Fondiaria-SAI SpA	169	3,561
Intesa Sanpaolo SpA*	21,943	97,359
Intesa Sanpaolo SpA, RNC	1,026	3,658
Luxottica Group SpA*	206	5,328
Mediaset SpA	2,266	15,883
Mediobanco SpA	1,088	14,896
Parmalat SpA	7,429	20,577
Prysmian SpA	213	4,006
Saipem SpA	944	28,511
Snam Rete Gas SpA	2,214	10,781
Telecom Italia SpA	24,788	43,586
Telecom Italia SpA, RSP	19,446	23,952
Terna S.p.A.	8,545	33,355
UniCredit SpA*	38,095	149,519
Unione di Banche Italiane ScpA	1,536	23,628
		1,026,831
Japan — 20.9%
Acom Co. Ltd.	80	1,228
Advantest Corp.	200	5,521
Aeon Co. Ltd.	1,200	11,445
Aioi Insurance Co. Ltd.	1,000	5,080
Aisin Seiki Co. Ltd.	1,200	29,146
Ajinomoto Co., Inc.	3,000	30,046
All Nippon Airways Co. Ltd.	2,000	5,740
Amada Co. Ltd.	1,000	6,714
Asahi Breweries Ltd.	1,400	25,568
Asahi Glass Co. Ltd.	2,000	16,120
Asahi Kasei Corp.	3,000	15,238
Astellas Pharma, Inc.	1,300	53,305
Benesse Corp.	400	19,579
Bridgestone Corp.	1,400	25,038
Brother Industries Ltd.	400	4,785
Canon, Inc.	2,900	116,193
Casio Computer Co. Ltd.	400	3,264
Central Japan Railway Co.	5	35,966
Chubu Electric Power Co., Inc.	1,800	43,653
Chugai Pharmaceutical Co. Ltd.	900	18,582

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Chuo Mitsui Trust Holdings, Inc.	4,000	$14,757
Citizen Holdings Co. Ltd.	800	4,490
Credit Saison Co. Ltd.	200	2,338
Dai Nippon Printing Co. Ltd.	2,000	27,423
Daiichi Sankyo Co. Ltd.	1,900	39,174
Daikin Industries Ltd.	900	32,242
Daito Trust Construction Co. Ltd.	400	17,438
Daiwa House Industry Co. Ltd.	1,000	10,456
Daiwa Securities Group, Inc.	4,000	20,549
Dena Co. Ltd.	1	2,758
Denso Corp.	1,400	41,058
Dentsu, Inc.	300	6,974
East Japan Railway Co.	1,000	72,099
Eisai Co. Ltd.	1,200	45,060
Electric Power Development Co. Ltd.	200	6,332
Elpida Memory, Inc.*	200	2,608
FamilyMart Co. Ltd.	100	3,215
Fanuc Ltd.	500	44,655
Fast Retailing Co. Ltd.	100	12,631
Fuji Heavy Industries Ltd.*	1,000	3,874
FUJIFILM Holdings Corp.	1,500	44,792
Fujitsu Ltd.	6,000	39,135
Fukuoka Financial Group, Inc.	1,000	4,139
Furukawa Electric Co. Ltd.	1,000	4,046
GS Yuasa Corp.	2,000	18,226
Gunma Bank Ltd.	1,000	5,487
Hankyu Hanshin Holdings, Inc.	7,000	33,540
Hirose Electric Co. Ltd.	100	11,249
Hitachi Construction Machinery Co. Ltd.	200	4,277
Hitachi Ltd.*	8,000	24,564
Hitamitsu Pharmaceutical Co. Ltd.	100	4,053
Hokkaido Electric Power Co., Inc.	300	6,234
Hokuhoku Financial Group, Inc.	2,000	4,663
Hokuriku Electric Power Co.	1,200	30,518
Honda Motor Co. Ltd.	4,800	145,775
Hoya Corp.	1,700	40,052
IBIDEN Co. Ltd.	200	7,410
IHI Corp.*	3,000	6,068
INPEX Holdings, Inc.	2	16,967
Isetan Mitsukoshi Holdings Ltd.	2,500	28,640
Isuzu Motors Ltd.*	18,000	37,970
ITOCHU Corp.	4,000	26,375
J. Front Retailing Co. Ltd.	5,000	30,016
Japan Airlines Corp.*	2,000	2,933
Japan Real Estate Investment Corp.	1	8,163
Japan Tobacco, Inc.	14	47,865
JFE Holdings, Inc.	1,400	47,873
JGC Corp.	1,000	20,346
Joyo Bank Ltd.	1,000	4,902
JS Group Corp.	600	10,492
JSR Corp.	300	6,129
JTEKT Corp.	400	4,643
Jupiter Telecommunications Co. Ltd.	6	5,802
Kajima Corp.	2,000	5,128
Kamigumi Co. Ltd.	1,000	8,154
Kao Corp.	2,000	49,385
Kawasaki Heavy Industries Ltd.	2,000	5,067
Kawasaki Kisen Kaisha Ltd.*	1,000	3,693
KDDI Corp.	9	50,634
Keihin Electric Express Railway Co. Ltd.	1,000	8,473
Keio Corp.	1,000	6,825
Keyence Corp.	110	23,436
Kintetsu Corp.	4,000	15,479
Kirin Holdings Co. Ltd.	2,000	30,632
Kobe Steel Ltd.*	5,000	8,697
Komatsu Ltd.	2,900	54,118
Konami Corp.	200	4,065
Konica Minolta Holdings, Inc.	1,500	14,156
Kubota Corp.	5,000	41,424
Kuraray Co. Ltd.	500	5,445
Kurita Water Industries Ltd.	200	7,160
Kyocera Corp.	500	46,188
Kyowa Hakko Kirin Co. Ltd.	1,000	12,635
Kyushu Electric Power Co., Inc.	1,200	27,185
Lawson, Inc.	100	4,642
Makita Corp.	200	6,321
Marubeni Corp.	5,000	25,113
Marui Group Co. Ltd.	600	4,276
Mazda Motor Corp.*	1,000	2,233
MEIJI Holdings Co. Ltd.*	600	25,459
Mitsubishi Chemical Holdings Corp.	2,500	10,358
Mitsubishi Corp.	3,500	70,393
Mitsubishi Electric Corp.*	5,000	37,781
Mitsubishi Estate Co. Ltd.	3,000	46,931
Mitsubishi Gas Chemical Co., Inc.	1,000	5,419
Mitsubishi Heavy Industries Ltd.	7,000	26,420
Mitsubishi Materials Corp.*	5,000	13,748
Mitsubishi Motors Corp.*	12,000	19,739
Mitsubishi Tanabe Pharma Corp.	1,000	13,304
Mitsubishi UFJ Financial Group, Inc.	25,000	133,604
Mitsui & Co. Ltd.	4,700	61,146
Mitsui Chemicals, Inc.	1,000	3,550
Mitsui Fudosan Co. Ltd.	3,000	50,515
Mitsui OSK Lines Ltd.	4,000	23,588
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	27,394
Mitsumi Electric Co. Ltd.	100	2,149
Mizuho Financial Group, Inc.	33,100	65,191
Mizuho Trust & Banking Co. Ltd.*	3,000	3,163
Murata Manufacturing Co. Ltd.	600	28,329
Namco Bandai Holdings, Inc.	400	4,086
NEC Corp.*	4,000	12,517
NGK Insulators Ltd.	1,000	23,072
Nidec Corp.	300	24,287
Nikon Corp.	1,000	18,214
Nintendo Co. Ltd.	300	76,503
Nippon Building Fund, Inc.	1	8,902
Nippon Electric Glass Co. Ltd.	1,000	9,100
Nippon Express Co. Ltd.	2,000	8,118
Nippon Meat Packers, Inc.	1,000	12,805
Nippon Mining Holdings, Inc.	3,500	17,152
Nippon Oil Corp.	3,000	16,787

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nippon Paper Group, Inc.	200	$5,755
Nippon Sheet Glass Co. Ltd.	1,000	3,327
Nippon Steel Corp.	13,000	47,324
Nippon Telegraph & Telephone Corp.	1,400	64,613
Nippon Yusen K.K.	5,000	19,256
Nipponkoa Insurance Co. Ltd.	1,000	6,238
Nissan Motor Co. Ltd.*	6,200	41,781
Nisshin Seifun Group, Inc.	500	6,975
Nisshin Steel Co. Ltd.	2,000	3,546
Nissin Food Products Co. Ltd.	200	7,669
Nitori Co. Ltd.	100	8,508
Nitto Denko Corp.	1,200	36,667
Nomura Holdings, Inc.	7,600	46,587
Nomura Research Institute Ltd.	200	4,751
NSK Ltd.	1,000	6,180
NTN Corp.	1,000	4,137
NTT Data Corp.	2	6,386
NTT DoCoMo, Inc.	41	65,304
Obayashi Corp.	1,000	4,386
Odakyu Electric Railway Co. Ltd.	1,000	9,028
Oji Paper Co. Ltd.	4,000	18,006
Olympus Corp.	1,000	26,394
OMRON Corp.	300	5,637
Ono Pharmaceutical Co. Ltd.	300	15,582
Oriental Land Co. Ltd.	100	7,036
ORIX Corp.	310	18,829
Osaka Gas Co. Ltd.	8,000	28,014
Panasonic Corp.	5,300	77,560
Panasonic Electric Works Co. Ltd.	1,000	11,927
Rakuten, Inc.	28	18,639
Resona Holdings, Inc.	2,400	30,759
Ricoh Co. Ltd.	2,000	29,049
Rohm Co. Ltd.	300	20,901
Sankyo Co. Ltd.	100	6,242
Santen Pharmaceutical Co. Ltd.	200	7,343
Sanyo Electric Co. Ltd.*	9,000	21,285
SBI Holdings, Inc.	24	4,728
SECOM Co. Ltd.	500	25,117
Sega Sammy Holdings, Inc.	400	5,186
Seiko Epson Corp.	200	2,988
Sekisui Chemical Co. Ltd.	1,000	5,798
Sekisui House Ltd.	1,000	9,003
Seven & I Holdings Co. Ltd.	2,300	54,894
Sharp Corp.	4,000	44,381
Shikoku Electric Power Co., Inc.	300	9,149
Shimadzu Corp.	1,000	7,222
Shimano, Inc.	100	4,301
Shimizu Corp.	1,000	3,934
Shin-Etsu Chemical Co. Ltd.	1,300	79,753
Shinsei Bank Ltd.*	2,000	3,054
Shionogi & Co. Ltd.	1,000	23,655
Shiseido Co. Ltd.	1,000	17,413
Showa Denko K.K.	2,000	4,059
Showa Shell Sekiyu K.K.	500	5,452
SMC Corp.	100	12,250
Softbank Corp.	2,400	52,605
Sojitz Corp.	1,800	3,413
Sompo Japan Insurance, Inc.	2,000	13,383
Sony Corp.	3,000	87,909
Sony Financial Holdings, Inc.	1	2,861
Stanley Electric Co. Ltd.	300	6,073
SUMCO Corp.	200	4,528
Sumitomo Chemical Co. Ltd.	6,000	24,913
Sumitomo Corp.	2,700	27,701
Sumitomo Electric Industries Ltd.	2,500	32,644
Sumitomo Heavy Industries Ltd.*	1,000	4,850
Sumitomo Metal Industries Ltd.	10,000	24,503
Sumitomo Metal Mining Co. Ltd.	2,000	32,668
Sumitomo Mitsui Financial Group, Inc.	2,400	83,189
Sumitomo Realty & Development Co. Ltd.	1,000	18,216
Suruga Bank Ltd.	1,000	9,437
Suzuken Co. Ltd.	100	3,448
Suzuki Motor Corp.	1,200	27,910
T&D Holdings, Inc.	600	16,170
Taisei Corp.	2,000	3,960
Taisho Pharmaceutical Co. Ltd.	1,000	20,198
Taiyo Nippon Sanso Corp.	1,000	11,867
Takashimaya Co. Ltd.	1,000	7,968
Takeda Pharmaceutical Co. Ltd.	2,000	83,192
TDK Corp.	400	23,046
Teijin Ltd.	2,000	6,215
Terumo Corp.	400	21,938
The 77 Bank Ltd.	2,000	11,378
The Bank of Kyoto Ltd.	1,000	9,166
The Bank of Yokohama Ltd.	4,000	19,537
The Chiba Bank Ltd.	4,000	24,689
The Chugoku Electric Power Co., Inc.	500	10,987
The Hachijuni Bank Ltd.	1,000	5,552
The Iyo Bank Ltd.	1,000	9,004
The Japan Steel Works Ltd.	1,000	11,457
The Kansai Electric Power Co., Inc.	2,600	62,757
The Nishi-Nippon City Bank Ltd.	1,000	2,518
The Shizuoka Bank Ltd.	1,000	10,523
The Sumitomo Trust & Banking Co. Ltd.	9,000	47,554
Tobu Railway Co. Ltd.	3,000	18,310
Toho Co. Ltd.	200	3,375
Toho Gas Co. Ltd.	1,000	4,560
Tohoku Electric Power Co., Inc.	1,000	22,258
Tokio Marine Holdings, Inc.	1,900	54,744
Tokyo Electric Power Co., Inc.	3,600	94,323
Tokyo Electron Ltd.	400	25,436
Tokyo Gas Co. Ltd.	7,000	29,039
Tokyu Corp.	2,000	9,588
Tokyu Land Corp.	1,000	3,978
TonenGeneral Sekiyu K.K.	1,000	9,757
Toppan Printing Co. Ltd.	4,000	37,758
Toray Industries, Inc.	5,000	30,227
Toshiba Corp.*	12,000	62,811
Toyo Seikan Kaisha Ltd.	300	5,744
Toyo Suisan Kaisha Ltd.	1,000	27,057
Toyota Industries Corp.	700	19,162
Toyota Motor Corp.	7,700	306,233

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Toyota Tsusho Corp.	300	$4,509
Trend Micro, Inc.	500	18,552
Tsumura & Co.	200	7,212
Ube Industries Ltd.	7,000	18,335
Unicharm Corp.	100	9,482
West Japan Railway Co.	3	11,354
Yahoo! Japan Corp.	22	7,454
Yakult Honsha Co. Ltd.	200	5,336
Yamada Denki Co. Ltd.	170	11,469
Yamaguchi Financial Group, Inc.	1,000	10,348
Yamaha Corp.	300	3,539
Yamaha Motor Co. Ltd.	2,300	28,290
Yamato Holdings Co. Ltd.	1,000	16,409
		5,846,508
Jersey — 0.1%
Randgold Resources Ltd.	219	15,296

Luxembourg — 0.4%
ArcelorMittal	2,297	85,649
Millicom International Cellular S.A.*	126	9,221
SES S.A.	564	12,806
Tenaris S.A.	888	15,881
		123,557
Netherlands — 4.4%
Aegon N.V.*	4,477	38,284
Akzo Nobel N.V.	554	34,432
ASML Holding N.V.	1,787	52,737
Corio N.V.	73	5,046
European Aeronautic Defence & Sapce Co. N.V.	1,819	41,003
Fugro N.V.	72	4,170
Heineken Holdings N.V.	123	5,052
Heineken N.V.	823	38,158
ING Groep N.V.*	5,479	98,392
James Hardie Industries N.V.*	1,387	9,602
Koninklijke Ahold N.V.	2,676	32,300
Koninklijke DSM N.V.	401	16,799
Koninklijke KPN N.V.	5,123	85,103
Koninklijke Philips Electronics N.V.	2,796	68,206
QIAGEN N.V.*	439	9,302
Randstad Holding N.V.*	174	7,538
Reed Elsevier N.V.	3,334	37,862
Royal Dutch Shell Plc, A Shares	9,732	279,270
Royal Dutch Shell Plc, B Shares	7,206	200,176
SBM Offshore N.V.	227	4,841
TNT N.V.	775	20,825
Unilever N.V.	4,364	126,275
Wolters Kluwer N.V.	575	12,318
		1,227,691
New Zealand — 0.1%
Auckland International Airport Ltd.	5,735	7,688
Fletcher Building Ltd.	1,029	6,183
Telecom Corp. of New Zealand Ltd.	3,073	5,897
		19,768
Norway — 0.7%
DnB NOR ASA*	2,200	25,616
Norsk Hydro ASA*	3,267	21,839
Orkla ASA	1,643	15,502
Renewable Energy Corp. AS*	226	1,992
StatoilHydro ASA	3,149	71,095
Telenor ASA*	2,819	32,710
Yara International ASA	600	18,968
		187,722
Portugal — 0.2%
Banco Comercial Portugues S.A.	2,923	4,330
Banco Espirito Santo S.A.	884	6,278
BRISA	510	5,015
CIMPOR - Cimentos de Portugal, SGPS S.A.	2,109	17,454
Energias de Portugal S.A.	3,088	14,156
Galp Energia SGPS, S.A., B Shares	526	9,107
Portugal Telecom SGPS, S.A.	1,295	13,759
		70,099
Singapore — 1.3%
CapitaLand Ltd.	9,000	23,599
Capitamall Trust Management Ltd.	5,700	7,450
City Developments Ltd.	1,000	7,270
ComfortDelGro Corp. Ltd.	4,000	4,557
DBS Group Holdings Ltd.	4,500	42,238
Fraser & Neave Ltd.	2,000	5,605
Keppel Corp. Ltd.	4,000	22,855
Olam International Ltd.	3,000	5,285
Oversea-Chinese Banking Corp.	7,115	39,463
SembCorp Industries Ltd.	2,000	4,780
Singapore Airlines Ltd.	2,000	19,507
Singapore Airport Terminal Services Ltd.	730	1,168
Singapore Exchange Ltd.	4,000	23,779
Singapore Press Holdings Ltd.	7,000	19,125
Singapore Technologies Engineering Ltd.	2,000	3,892
Singapore Telecommunications Ltd.	25,000	57,448
United Overseas Bank Ltd.	4,000	47,439
Wilmar International Ltd.	5,000	22,273
		357,733
Spain — 4.7%
Abertis Infraestructuras S.A.	613	13,947
Acciona S.A.	126	17,210
Acerinox S.A.	263	5,663
ACS Actividades de Construccion y Servicios S.A.	438	22,891
Banco Bilbao Vizcaya Argentaria, Chile S.A.	10,053	179,090
Banco de Sabadell S.A.	1,701	12,596
Banco de Valencia S.A.	590	5,544
Banco Popular Espanol S.A.	2,764	27,804
Banco Santander S.A.	21,842	352,846
Bankinter S.A.	588	7,436
Cintra Concesiones de Infraestructuras de Transporte S.A.	477	5,569
Criteria CaixaCorp S.A.	2,021	10,408
EDP Renovaveis S.A.*	873	9,615
Enagas S.A.	797	16,696

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Gamesa Corporacion Tecnologica S.A.	827	$18,608
Gas Natural SDG S.A.	1,014	22,488
Grifols S.A.	170	3,246
Grupo Ferrovial S.A.	101	4,845
Iberdrola Renovables S.A.	2,539	12,526
Iberdrola S.A.	9,837	96,775
Inditex S.A.	638	36,688
Indra Sistemas S.A.	1,195	29,848
Mapfre S.A.	1,160	5,203
Red Electrica de Espana S.A.	222	11,383
Repson YPF S.A.	1,814	49,380
Telefonica S.A.	11,691	323,456
Zardoya Otis S.A.	264	5,728
		1,307,489
Sweden — 2.4%
Alfa Laval AB	2,500	29,377
Assa Abloy AB, B Shares	400	6,503
Atlas Copco AB, A Shares	2,082	26,841
Atlas Copco AB, B Shares	402	4,590
Electrolux AB, B Shares*	398	9,111
Getinge AB, B Shares	444	7,462
Hennes & Mauritz AB, B Shares	1,400	78,692
Husqvarna AB, B Shares*	934	6,507
Investor AB, B Shares	800	14,646
Lundin Petroleum AB*	525	4,267
Nordea Bank AB	8,925	90,221
Sandvik AB	2,138	23,602
Scania AB, B Shares	2,300	28,570
Securitas AB, B Shares	400	3,861
Skandinaviska Enskilda Banken AB, A Shares*	4,080	27,636
Skanska AB, B Shares	2,800	41,131
SKF AB, B Shares	1,100	17,301
Ssab Svenskt Stal AB, A Shares	1,400	21,771
Svenska Cellulosa AB, B Shares	1,700	23,094
Svenska Handelsbanken AB, A Shares	1,500	38,399
Swedbank AB*	150	1,415
Swedbank AB, A Shares*	300	2,878
Swedish Match AB	500	10,071
Tele2 AB, B Shares	316	4,205
Telefonaktiebolaget LM Ericsson, B Shares	8,456	85,117
TeliaSonera AB	5,000	32,896
Volvo AB, A Shares	1,900	17,088
Volvo AB, B Shares	2,541	23,565
		680,817
Switzerland — 7.9%
ABB Ltd.*	6,224	125,155
Actelion Ltd.*	158	9,823
Adecco S.A.	273	14,539
Aryzta AG*	142	5,792
Baloise Holding AG	303	29,027
Compagnie Financiere Richemont SA	1,925	54,495
Credit Suisse Group AG	3,178	176,817
Geberit AG	86	13,238
Givaudan S.A.	13	9,757
Holcim Ltd.*	678	46,619
Julius Baer Holding AG	656	32,902
Kuehne & Nagel International AG	317	27,612
Lindt & Spruengli AG	3	7,290
Logitech International S.A.*	189	3,452
Lonza Group AG	223	24,339
Nestle S.A.	10,156	433,566
Nobel Biocare Holding AG	161	5,331
Novartis AG	5,806	291,640
Pargesa Holding S.A.	49	4,241
Roche Holding AG	1,925	311,251
Schindler Holding AG	75	5,157
SGS S.A.	10	13,479
Sonova Holding AG	68	6,880
STMicroelectronics N.V.	1,546	14,619
Straumann Holding AG	19	4,931
Swiss Life Holding AG*	175	20,789
Swiss Reinsurance	1,102	49,967
Swisscom AG	91	32,591
Syngenta AG	241	55,383
The Swatch Group AG	87	20,545
UBS AG*	9,669	177,280
Xstrata Plc*	5,209	76,821
Zurich Financial Services AG	410	97,763
		2,203,091
United Kingdom — 18.2%
3i Group Plc	5,897	27,249
Admiral Group Plc	456	8,445
AMEC Plc	1,738	21,052
Anglo American Plc*	3,425	109,294
Antofagasta Plc	475	5,778
Associated British Foods Plc	1,149	15,587
AstraZeneca Plc	4,024	180,464
Autonomy Corp. Plc*	481	12,559
Aviva Plc	9,587	68,921
BAE Systems Plc	9,250	51,748
Balfour Beatty Plc	658	3,398
Barclays Plc*	30,611	181,412
Berkeley Group Holdings Plc*	282	4,002
BG Group Plc	9,349	162,944
BHP Billiton Plc	6,238	170,837
BP Plc	51,633	457,404
British Airways Plc*	1,104	3,905
British American Tobacco Plc	5,550	174,344
British Land Co. Plc	2,605	19,833
British Sky Broadcasting Group Plc	3,273	29,982
BT Group Plc	30,725	64,034
Bunzl Plc	417	4,239
Burberry Group Plc	604	4,872
Cable & Wireless Plc	4,131	9,498
Cadbury Plc	3,839	49,278
Cairn Energy Plc*	596	26,639
Carnival Plc	544	18,667
Centrica Plc	14,048	56,581
Cobham Plc	1,192	4,182
Compass Group Plc	5,647	34,591
Diageo Plc	6,734	103,604

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Drax Group Plc	574	$4,333
Eurasian Natural Resources Corp.	276	3,879
Firstgroup Plc	471	3,121
Friends Provident Group Plc	2,970	3,957
G4S Plc	5,282	18,680
GlaxoSmithKline Plc	14,246	280,888
Hammerson Plc	1,598	10,085
Home Retail Group Plc	6,038	26,299
HSBC Holdings Plc	48,575	556,211
ICAP Plc	573	3,884
Imperial Tobacco Group Plc	2,600	75,323
Intercontinental Hotels Group Plc	377	4,892
International Power Plc	3,042	14,073
Invensys Plc	1,012	4,724
Investec Plc	753	5,528
J. Sainsbury Plc	2,213	11,518
Johnson Matthey Plc	769	17,137
Kazakhmys Plc*	211	3,616
Kingfisher Plc	5,828	19,876
Ladbrokes Plc	1,265	3,795
Land Securities Group Plc	2,513	25,161
Legal & General Group Plc	11,040	15,570
Liberty International Plc	3,491	26,840
Lloyds TSB Group Plc*	40,834	67,819
London Stock Exchange Group Plc	323	4,434
Lonmin Plc*	150	4,017
Man Group Plc	5,235	27,802
Marks & Spencer Group Plc	5,787	33,556
National Grid Plc	7,135	69,051
Next Plc	769	22,068
Old Mutual Plc	10,977	17,593
Pearson Plc	2,766	34,175
Petrofac Ltd.	726	11,490
Prudential Plc	7,275	70,116
Reckitt Benckiser Group Plc	1,565	76,619
Reed Elsevier Plc	3,532	26,545
Rexam Plc	909	3,805
Rio Tinto Plc	3,739	158,935
Rolls-Royce Group Plc*	4,597	34,688
Royal Bank of Scotland Group Plc*	49,201	41,666
RSA Insurance Group Plc	5,963	12,779
SABMiller Plc	2,702	65,289
Schroders Plc	441	7,718
Scottish & Southern Energy Plc	2,714	51,014
Segro Plc	956	5,631
Serco Group Plc	621	5,022
Severn Trent Plc	745	11,579
Shire Plc	1,691	29,356
Smith & Nephew Plc	1,668	14,980
Smiths Group Plc	1,023	14,571
Standard Chartered Plc	5,525	136,476
Standard Life Plc	4,153	14,576
Tesco Plc	22,428	143,577
The Capita Group Plc	1,783	20,625
The Sage Group Plc	10,509	39,305
Thomas Cook Group Plc	1,173	4,365
Tomkins Plc	1,971	5,928
TUI Travel Plc	1,257	5,121
Tullow Oil Plc	2,031	36,747
Unilever Plc	3,514	100,409
United Utilities Group Plc	2,274	16,627
Vedanta Resources Plc	149	4,535
Vodafone Group Plc	144,896	325,502
Whitbread Plc	241	4,697
WM Morrison Supermarkets Plc	7,087	31,504
Wolseley Plc*	930	22,489
WPP Group Plc	3,057	26,293
		5,085,827
United States — 0.0%
Synthes, Inc.	103	12,414

TOTAL COMMON STOCKS (Cost $24,467,768)		27,274,920

RIGHTS — 0.0%
Belgium — 0.0%
Fortis N.V.*	1,977	0

France — 0.0%
BNP Paribas*	2,325	5,036

TOTAL RIGHTS (Cost $0)		5,036

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev NV*	256	1

Italy — 0.0%
Mediobanca SpA*	1,036	74
Unione di Banche Italiane ScpA*	1,536	183
		257
Total WARRANTS (Cost $0)		258

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	333,906	333,906
BlackRock Liquidity Funds TempFund - Institutional Shares	333,905	333,905

TOTAL SHORT-TERM INVESTMENTS (Cost $667,811)		667,811

TOTAL INVESTMENTS — 100.0% (Cost $25,135,579)(a)		$27,948,025

†                 See Security Valuation Note.

*                 Non-income producing security.

~                 Fair valued security. The total market value of fair valued securities at September 30, 2009 is $0.

(a)         At September 30, 2009, the cost for Federal income tax purposes was $25,136,555. Net unrealized appreciation was $2,811,470. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,517,889 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $706,419.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$45,550
Aerospace & Defense	0.7%	194,472
Agriculture	1.2%	329,876
Airlines	0.3%	69,098
Apparel	0.3%	70,522
Auto Manufacturers	3.6%	986,248
Auto Parts & Equipment	0.7%	194,740
Banks	17.2%	4,688,194
Beverages	1.8%	503,073
Biotechnology	0.2%	68,688
Building Materials	1.3%	350,402
Chemicals	3.1%	841,703
Commercial Services	1.2%	332,366
Computers	0.5%	137,405
Cosmetics & Personal Care	0.6%	156,674
Distribution & Wholesale	1.0%	265,178
Diversified Financial Services	1.2%	335,935
Diversified Operations	0.1%	22,855
Electric	4.9%	1,346,409
Electrical Components & Equipment	0.9%	236,333
Electronics	1.4%	369,964
Energy-Alternate Sources	0.1%	27,531
Engineering & Construction	1.5%	403,137
Entertainment	0.2%	60,716
Environmental Control	—%	7,160
Food	5.3%	1,452,706
Food Service	0.2%	46,123
Forest Products & Paper	0.3%	93,752
Gas	0.7%	188,321
Hand & Machine Tools	0.2%	47,330
Healthcare Products	0.7%	196,192
Healthcare Services	0.1%	40,952
Holding Companies	0.7%	181,935
Home Builders	0.1%	29,259
Home Furnishings	0.8%	218,961
Household Products & Wares	0.5%	127,905
Insurance	5.0%	1,370,847
Internet	0.2%	52,131
Investment Companies	0.2%	53,521
Iron & Steel	1.3%	362,200
Leisure Time	0.3%	88,404
Lodging	0.2%	42,407
Machinery - Construction & Mining	0.3%	89,826
Machinery - Diversified	0.9%	239,505
Media	1.3%	359,947
Metal Fabricate/Hardware	0.3%	95,325
Mining	4.0%	1,088,182
Miscellaneous Manufacturing	1.4%	376,344
Mixed Industrial/Office	0.7%	194,908
Office & Business Equipment	0.6%	152,545
Oil & Gas	7.5%	2,057,235
Oil & Gas Services	0.3%	85,514
Packaging and Containers	0.1%	17,521
Pharmaceuticals	6.5%	1,776,948
Real Estate	1.5%	408,534
Real Estate Investment Trusts	0.1%	40,724
Retail	2.2%	599,425
Semiconductors	0.5%	139,458
Software	0.6%	177,380
Strip Centers	0.4%	98,123
Telecommunications	7.1%	1,925,066
Textiles	0.2%	41,887
Toys, Games & Hobbies	0.3%	80,589
Transportation	1.8%	481,535
Venture Capital	0.1%	27,249
Water	0.3%	83,975
	100.0%	$27,274,920

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$27,274,920	$321,060	$26,953,860	$—
RIGHTS	5,036	5,036	—	—
SHORT-TERM INVESTMENTS	667,811	667,811	—	—
WARRANTS	258	183	75	—
TOTAL INVESTMENTS	$27,948,025	$994,090	$26,953,935	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 98.7%
Australia — 5.7%
Coca-Cola Amatil Ltd.	234,613	$2,029,521
QBE Insurance Group Ltd.	240,157	5,077,851
Woolworths Ltd.	285,989	7,371,363
		14,478,735
Belgium — 0.9%
Colruyt S.A.	9,789	2,301,577

Brazil — 7.2%
AES Tiete S.A.	52,800	599,052
Companhia Brasileira de Meios de Pagamento	131,400	1,301,688
Companhia de Bebidas das Americas ADR	35,200	2,895,552
Companhia Energetica de Minas Gerais (Preference)	180,525	2,730,904
CPFL Energia S.A.	129,800	2,347,478
Redecard S.A.	230,200	3,559,030
Souza Cruz S.A.	134,274	4,777,959
		18,211,663
Canada — 3.7%
Canadian Natural Resources Ltd.	42,164	2,847,296
Power Corp. of Canada	91,400	2,499,595
Shoppers Drug Mart Corp.	96,735	3,970,052
		9,316,943
Denmark — 3.2%
Novo Nordisk A/S, B Shares	128,375	8,074,018

France — 4.4%
Cie Generale d’Optique Essilor International S.A.	95,102	5,430,561
Total S.A.	96,196	5,717,887
		11,148,448
Germany — 3.8%
Deutsche Boerse AG	27,267	2,224,374
Fresenius Medical Care AG & Co. KGaA	27,241	1,354,935
Muenchener Ruckversicherung AG	15,831	2,523,198
RWE AG	38,305	3,553,004
		9,655,511
India — 12.5%
Bharat Heavy Electricals Ltd.	38,657	1,861,844
Cipla Ltd.	497,761	2,888,216
HDFC Bank Ltd.	265,152	9,060,837
Hindustan Unilever Ltd.	612,880	3,337,070
Housing Development Finance Corp.	165,742	9,564,824
ITC Ltd.	781,878	3,772,690
Nestle India Ltd.	29,399	1,383,371
		31,868,852
Ireland — 1.5%
Covidien Plc	91,188	3,944,793

Italy — 1.5%
Terna S.p.A.	972,200	3,794,885

Japan — 1.8%
Nintendo Co. Ltd.	10,000	2,550,104
SECOM Co. Ltd.	38,000	1,908,902
		4,459,006
Netherlands — 3.1%
Core Laboratories NV	77,358	7,974,836

Spain — 5.8%
Enagas S.A.	406,265	8,510,560
Red Electrica de Espana S.A.	122,690	6,291,052
		14,801,612
Switzerland — 11.3%
Lindt & Spruengli AG	627	1,523,650
Nestle S.A.	232,010	9,904,660
Novartis AG	135,377	6,800,093
Roche Holding AG	65,238	10,548,247
		28,776,650
United Kingdom — 25.9%
BG Group Plc	215,029	3,747,756
British American Tobacco Plc	430,172	13,513,145
Cadbury Plc	354,722	4,553,285
De La Rue Plc	200,545	2,884,060
Diageo Plc	295,236	4,542,251
HSBC Holdings Plc	111,609	1,277,985
Imperial Tobacco Group Plc	398,560	11,546,413
Reckitt Benckiser Group Plc	164,462	8,051,700
Scottish & Southern Energy Plc	188,924	3,551,119
Tesco Plc	1,278,930	8,187,311
The Capita Group Plc	344,783	3,988,288
		65,843,313
United States — 6.4%
Philip Morris International, Inc.	257,660	12,558,348
Synthes, Inc.	30,388	3,662,512
		16,220,860
TOTAL COMMON STOCKS (Cost $228,227,673)		250,871,702

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,632,025	1,632,025
BlackRock Liquidity Funds TempFund - Institutional Shares	1,632,024	1,632,024

TOTAL SHORT-TERM INVESTMENTS (Cost $3,264,049)		3,264,049

TOTAL INVESTMENTS — 100.0% (Cost $231,491,722)(a)		$254,135,751

†                  See Security Valuation Note.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $234,735,939. Net unrealized appreciation was $19,399,812. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,697,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,297,216.

ADR — American Depository Receipt.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	18.4%	$46,168,555
Banks	4.1%	10,338,822
Beverages	3.8%	9,467,324
Commercial Services	4.0%	10,082,938
Diversified Financial Services	7.1%	17,847,823
Electric	9.1%	22,867,494
Electrical Components & Equipment	0.8%	1,861,844
Food	14.1%	35,225,217
Gas	3.4%	8,510,560
Healthcare Products	5.2%	13,037,866
Healthcare Services	0.5%	1,354,935
Household Products & Wares	4.5%	11,388,770
Insurance	3.0%	7,601,049
Oil & Gas	4.9%	12,312,939
Oil & Gas Services	3.2%	7,974,836
Pharmaceuticals	11.3%	28,310,574
Retail	1.6%	3,970,052
Toys, Games & Hobbies	1.0%	2,550,104
	100.0%	$250,871,702

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$250,871,702	$55,669,096	$195,202,606	$—
SHORT-TERM INVESTMENTS	3,264,049	3,264,049	—	—
TOTAL INVESTMENTS	$254,135,751	$58,933,145	$195,202,606	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 96.0%
Brazil — 12.1%
Banco Bradesco S.A. (Preference)	13,600	$271,370
Banco Bradesco S.A. ADR	16,800	334,152
BM&F Bovespa S.A.	107,000	790,602
BRF - Brazil Foods S.A.*	31,000	822,420
Companhia Brasileira de Meios de Pagamento	43,300	428,943
Companhia de Bebidas das Americas ADR	9,300	765,018
Itau Unibanco Holding S.A. (Preference)	12,897	260,619
Itau Unibanco Holding S.A. ADR	98,398	1,982,720
MRV Engenharia e Participacoes S.A.	21,700	420,747
NET Servicos de Comunicacao S.A. (Preference)*	35,874	416,735
PDG Realty S.A. Empreendimentos e Participacoes	48,400	401,876
Petroleo Brasileiro S.A. (Preference)	31,600	622,332
Petroleo Brasileiro S.A. ADR	31,900	1,253,989
Ultrapar Participacoes S.A. (Preference)	8,600	345,534
Vale S.A. ADR	93,700	1,921,787
		11,038,844
Cayman Islands — 0.2%
Wynn Macau Ltd.*~	132,000	171,684

China — 11.9%
Anhui Conch Cement Co. Ltd., Class H	82,000	543,769
Bank of China Ltd., Class H	2,262,000	1,186,636
BYD Electronic International Co. Ltd.*	282,000	157,138
China Citic Bank, Class H	783,000	513,324
China Communications Services Corp. Ltd., Class H	340,000	185,328
China Construction Bank Corp., Class H	1,786,000	1,420,664
China Dongxiang Group Co.	252,200	167,742
China Life Insurance Co. Ltd., Class H	265,000	1,156,101
China Oilfield Services Ltd., Class H	284,000	263,067
China Railway Construction Corp. Ltd., Class H	104,900	138,993
China Zhongwang Holdings Ltd.*	555,600	546,277
Datang International Power Generation Co. Ltd., Class H	408,000	212,267
Dongfeng Motor Group Co. Ltd., Class H	740,000	782,735
Industrial & Commercial Bank of China, Class H	2,035,000	1,526,210
PetroChina Co. Ltd., Class H	1,156,000	1,312,079
Ping An Insurance Group Co. of China Ltd., Class H	86,000	679,160
Sinopharm Group Co., Class H*	12,000	30,410
		10,821,900
Czech Republic — 1.8%
CEZ A.S.	8,609	462,297
Komercni Banka, A.S.	4,171	835,149
Telefonica O2 Czech Republic A.S.	12,353	306,618
		1,604,064
Hong Kong — 5.6%
Beijing Enterprises Holdings Ltd.	92,500	489,111
Belle International Holdings Ltd.	393,000	401,553
China Mobile Ltd.	136,000	1,332,017
China Resources Cement Holdings Ltd.*~	50,000	25,161
China Resources Land Ltd.	98,000	213,781
China Resources Power Holdings Co. Ltd.	186,200	431,193
Fushan International Energy Group Ltd.	470,000	314,414
GOME Electrical Appliances Holding Ltd.*	3,254,420	865,350
Shanghai Industrial Holdings Ltd.	176,000	790,208
Shimao Property Holdings Ltd.	111,000	187,344
		5,050,132
Hungary — 1.5%
MOL Hungarian Oil and Gas Nyrt*	6,033	506,630
OTP Bank Plc*	12,615	363,231
Richter Gedeon Nyrt	2,545	527,951
		1,397,812
India — 10.1%
Asian Paints Ltd.	5,916	172,532
Bharat Heavy Electricals Ltd.	18,670	899,207
Colgate-Palmolive India Ltd.	10,363	135,962
DLF Ltd.	20,400	184,832
Glenmark Pharmaceuticals Ltd.	38,600	190,288
Godrej Consumer Products Ltd.	24,800	125,143
GVK Power & Infrastructure Ltd.*	374,644	359,609
HDFC Bank Ltd.	23,753	811,693
HDFC Bank Ltd. ADR	5,706	675,419
Hero Honda Motors Ltd.	24,892	862,733
Hindustan Construction Co.	104,962	284,402
Hindustan Petroleum Corp. Ltd.	39,320	327,988
Hindustan Unilever Ltd.	60,939	331,807
IndusInd Bank Ltd.	108,000	258,044
Infosys Technologies Ltd.	12,122	578,572
Infosys Technologies Ltd. ADR	14,100	683,709
ITC Ltd. GDR	56,688	274,631
Jaiprakash Associates Ltd.	127,976	627,587
Marico Ltd.	70,500	130,744
Maruti Suzuki India Ltd.	7,580	266,870
Nestle India Ltd.	2,125	99,992
Union Bank of India	68,852	341,863
Unitech Ltd.	166,745	369,937
Wipro Ltd.	14,966	186,496
		9,180,060
Indonesia — 3.7%
Astra International Tbk PT	163,500	560,781
Bank Central Asia Tbk PT	1,298,500	618,257
Bank Mandiri Tbk PT	854,000	412,639
Bank Rakyat Indonesia Tbk PT	575,000	443,399
Bumi Resources Tbk PT	996,000	328,401
Indocement Tunggal Prakarsa Tbk PT	188,000	205,138
Indofood Sukses Makmur Tbk PT	463,000	144,222
Perusahaan Gas Negara PT	815,000	305,932
Telekomunikasi Indonesia Tbk PT	430,000	384,906
		3,403,675
Israel — 1.3%
Check Point Software Technologies Ltd.*	13,079	370,790
Teva Pharmaceutical Industries Ltd. ADR	15,252	771,141
		1,141,931

	Number of Shares	Value†
COMMON STOCKS — (continued)
Korea — 1.2%
Hanjin Shipping Co. Ltd.	6,750	$117,236
LG Corp.	3,906	260,940
LG Dacom Corp.	3,140	53,178
LG Display Co. Ltd.	7,270	208,685
OCI Co. Ltd.	2,020	451,155
		1,091,194
Malaysia — 0.8%
CIMB Group Holdings BHD	120,200	384,548
Digi.Com BHD	27,700	171,444
Tenaga Nasional BHD	91,100	215,193
		771,185
Mexico — 3.6%
America Movil S.A.B. de CV, Series L ADR	39,100	1,713,753
Desarrolladora Homex, S.A.B. de C.V. ADR*	3,199	120,858
Grupo Financiero Banorte, S.A.B. de C.V., Series O	243,192	813,703
Grupo Televisa S.A. ADR	35,600	661,804
		3,310,118
Philippines — 0.2%
Metro Pacific Investments Corp.*	3,042,000	211,056

Poland — 3.1%
Bank Handlowy w Warszawie S.A.*	12,793	284,530
Bank Pekao S.A.*	14,200	758,423
Bank Zachodni WBK S.A.*	7,550	397,459
Cyfrowy Polsat S.A.	27,837	144,567
Polskie Gomictwo Naftowe I Gazownictwo S.A.	148,971	187,633
Powszechna Kasa Oszczednosci Bank Polska S.A.	56,151	662,379
Telekomunikacja Polska S.A.	72,181	398,564
		2,833,555
Russia — 4.4%
Lukoil OAO ADR	18,791	1,030,686
Polyus Gold Co. ADR	12,834	292,102
Rosneft Oil Co. OJSC GDR*	74,729	567,940
RusHydro ADR*	70,000	240,100
Sberbank of Russian Federation GDR	1,893	433,786
Vimpel-Communications OJSC ADR*	32,515	608,031
Wimm-Bill-Dann Foods OJSC ADR*	4,931	352,616
X5 Retail Group N.V. GDR*	20,460	497,178
		4,022,439
South Africa — 6.0%
African Bank Investments Ltd.	99,159	390,635
Anglo Platinum Ltd.*	5,010	446,945
AngloGold Ashanti Ltd.	5,215	211,484
AngloGold Ashanti Ltd. ADR	1,210	49,320
Harmony Gold Mining Co. Ltd.	12,500	135,479
Harmony Gold Mining Co. Ltd. ADR	3,100	33,914
Impala Platinum Holdings Ltd.	33,700	789,150
Imperial Holdings Ltd.	28,600	305,620
Mr. Price Group Ltd.	67,275	305,147
MTN Group Ltd.	77,573	1,265,501
Naspers Ltd., N Shares	33,382	1,142,716
Tiger Brands Ltd.	17,167	344,369
		5,420,280
South Korea — 12.3%
Amorepacific Corp.	538	385,196
Cheil Industries, Inc.	7,440	321,938
Cheil Worldwide, Inc.	1,674	412,640
Hana Financial Group, Inc.	10,750	368,689
Hyundai Engineering & Construction Co. Ltd.	7,313	395,690
Hyundai Motor Co.	3,156	297,918
KB Financial Group, Inc.*	14,996	769,504
LG Chem Ltd.	5,368	994,874
LG Electronics, Inc.	2,494	264,809
NHN Corp.*	4,354	638,901
Samsung Electronics Co. Ltd.	4,087	2,821,622
Samsung Electronics Co. Ltd. (Preference)	1,359	567,455
Samsung Fire & Marine Insurance Co. Ltd.	2,541	518,685
Shinhan Financial Group Co. Ltd.*	26,850	1,070,086
Shinsegae Co. Ltd.	1,091	549,341
SK Telecom Co. Ltd.	202	31,361
SSCP Co. Ltd.*	14,395	105,691
Woongjin Coway Co. Ltd.	20,640	661,667
		11,176,067
Taiwan — 9.7%
Acer, Inc.	176,670	449,128
AU Optronics Corp.	561,350	545,666
Cathay Financial Holding Co. Ltd.*	552,000	912,413
China Steel Corp.	507,000	469,873
Fubon Financial Holding Co. Ltd.*	424,000	476,608
HON HAI Precision Industry Co. Ltd.	421,225	1,681,974
HTC Corp.	16,200	177,316
Siliconware Precision Industries Co.	253,000	355,993
Taishin Financial Holding Co. Ltd.*	1,311,000	568,207
Taiwan Fertilizer Co. Ltd.	137,000	487,604
Taiwan Semiconductor Manufacturing Co. Ltd.	714,769	1,414,528
Wistron Corp.	336,483	624,303
Wistron Corp. GDR	3,295	61,289
Yuanta Financial Holding Co. Ltd.	771,000	568,199
		8,793,101
Thailand — 2.4%
Bangkok Bank PCL	2,100	7,705
Bangkok Bank PCL NVDR	156,100	563,008
Kasikornbank PCL	5,700	14,956
Kasikornbank PCL NVDR	268,600	660,513
PTT Exploration & Production PCL	49,400	213,658
PTT PCL	21,600	169,386
Siam Cement PCL NVDR	27,300	180,894
Siam Commercial Bank PCL	138,000	351,092
		2,161,212
Turkey — 3.0%
Akbank T.A.S.	69,330	403,622
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	32,060	351,676
Haci Omer Sabanci Hodling A.S.	29,954	116,783
Turk Telekomunikasyon A.S.	51,000	153,942

	Number of Shares	Value†
COMMON STOCKS — (continued)
Turkey — (continued)
Turkcell Iletisim Hizmet A.S.	45,252	$323,653
Turkiye Garanti Bankasi A.S.	192,347	730,687
Turkiye Halk Bankasi A.S.	49,848	297,923
Turkiye Is Bankasi, Class C	77,408	304,218
		2,682,504
United Kingdom — 1.1%
SABMiller Plc	39,826	956,455

TOTAL COMMON STOCKS (Cost $70,185,318)		87,239,268

SHORT-TERM INVESTMENTS — 4.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,831,251	1,831,251
BlackRock Liquidity Funds TempFund - Institutional Shares	1,831,252	1,831,252

TOTAL SHORT-TERM INVESTMENTS (Cost $3,662,503)		3,662,503

TOTAL INVESTMENTS — 100.0% (Cost $73,847,821)(a)		$90,901,771

†                  See Security Valuation Note.

*                 Non-income producing security.

~                 Fair valued security. The total market value of fair valued securities at September 30, 2009 is $196,845.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $76,075,309. Net unrealized appreciation was $14,826,462. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,666,301 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,839,839.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$412,640
Agriculture	0.3%	274,631
Auto Manufacturers	1.5%	1,347,523
Banks	22.2%	19,323,941
Beverages	2.4%	2,073,149
Building Materials	1.1%	954,962
Chemicals	2.9%	2,557,390
Coal	0.7%	642,815
Commercial Services	0.5%	428,943
Computers	3.2%	2,760,813
Cosmetics & Personal Care	0.6%	521,158
Diversified Financial Services	5.7%	5,002,530
Electric	2.2%	1,920,659
Electrical Components & Equipment	1.5%	1,321,154
Electronics	2.8%	2,436,325
Engineering & Construction	1.7%	1,446,672
Environmental Control	0.8%	661,667
Food	2.6%	2,260,797
Gas	0.9%	795,043
Holding Companies	1.7%	1,473,551
Home Builders	0.6%	541,605
Household Products & Wares	0.7%	587,694
Insurance	3.7%	3,266,359
Internet	0.8%	692,079
Iron & Steel	0.5%	469,873
Leisure Time	1.0%	862,733
Lodging	0.2%	171,684
Media	2.7%	2,365,822
Metal Fabricate/Hardware	0.6%	546,277
Mining	4.5%	3,880,181
Miscellaneous Manufacturing	0.4%	321,938
Oil & Gas	7.1%	6,192,321
Oil & Gas Services	0.3%	263,067
Pharmaceuticals	1.7%	1,519,790
Real Estate	1.6%	1,357,770
Retail	3.3%	2,849,914
Semiconductors	5.9%	5,159,598
Software	0.4%	370,790
Telecommunications	7.9%	6,875,118
Transportation	0.1%	117,236
Water	0.2%	211,056
	100.0%	$87,239,268

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$87,239,268	$22,168,651	$65,070,617	$——
SHORT-TERM INVESTMENTS	3,662,503	3,662,503	—	—
TOTAL INVESTMENTS	$90,901,771	$25,831,154	$65,070,617	$——

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

REIT FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 94.1%
Apartments — 15.2%
American Campus Communities, Inc.	55,675	$1,494,874
AvalonBay Communities, Inc.	29,576	2,151,062
Camden Property Trust	21,651	872,535
Equity Residential	41,900	1,286,330
Essex Property Trust, Inc.	10,900	867,422
Home Properties, Inc.	19,466	838,790
		7,511,013
Building & Real Estate — 1.9%
National Retail Properties, Inc.	44,900	964,003

Diversified — 6.3%
Vornado Realty Trust	29,288	1,886,440
Washington Real Estate Investment Trust	42,000	1,209,600
		3,096,040
Factory Outlets — 1.9%
Tanger Factory Outlet Centers, Inc.	24,900	929,766

Healthcare — 12.9%
HCP, Inc.	59,300	1,704,282
Health Care REIT, Inc.	52,450	2,182,969
Nationwide Health Properties, Inc.	29,300	908,007
Ventas, Inc.	41,603	1,601,715
		6,396,973
Hotels & Resorts — 5.7%
DiamondRock Hospitality Co.*	73,500	595,350
Hospitality Properties Trust	37,500	763,875
Host Hotels & Resorts, Inc.	62,519	735,849
LaSalle Hotel Properties	37,100	729,386
		2,824,460
Industrial — 9.2%
Digital Realty Trust, Inc.	50,500	2,308,355
EastGroup Properties, Inc.	15,100	577,122
First Potomac Realty Trust	12,600	145,656
ProLogis	125,800	1,499,536
		4,530,669
Manufactured Homes — 2.7%
Equity Lifestyle Properties, Inc.	30,650	1,311,514

Mixed Industrial/Office — 3.3%
Brandywine Realty Trust	31,600	348,864
Colonial Properties Trust	7,100	69,083
Cousins Properties, Inc.	17,100	141,588
PS Business Parks, Inc.	20,600	1,057,192
		1,616,727
Office Property — 10.2%
BioMed Realty Trust, Inc.	49,700	685,860
Boston Properties, Inc.	18,600	1,219,230
Corporate Office Properties Trust	52,700	1,943,576
HRPT Properties Trust	144,100	1,083,632
Parkway Properties, Inc.	4,800	94,560
		5,026,858
Regional Malls — 10.8%
Simon Property Group, Inc.	76,605	5,318,651

Storage & Warehousing — 6.7%
Public Storage	39,015	2,935,489
Sovran Self Storage, Inc.	6,100	185,623
U-Store-It Trust	33,700	210,625
		3,331,737
Strip Centers — 7.3%
Federal Realty Investment Trust	32,700	2,006,799
Kimco Realty Corp.	74,100	966,264
Regency Centers Corp.	17,650	653,933
		3,626,996
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $40,880,425)		46,485,407

SHORT-TERM INVESTMENTS — 5.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,449,553	1,449,553
BlackRock Liquidity Funds TempFund - Institutional Shares	1,449,553	1,449,553

TOTAL SHORT-TERM INVESTMENTS (Cost $2,899,106)		2,899,106

TOTAL INVESTMENTS — 100.0% (Cost $43,779,531)(a)		$49,384,513

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $47,541,864. Net unrealized appreciation was $1,842,649. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,125,108 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,282,459.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
REAL ESTATE INVESTMENT TRUSTS	$46,485,407	$46,485,407	$—	$—
SHORT-TERM INVESTMENTS	2,899,106	2,899,106	—	—
TOTAL INVESTMENTS	$49,384,513	$49,384,513	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 69.8%
Penn Series Index 500 Fund	138,134	$1,031,861
Penn Series Large Cap Growth Fund	39,687	309,558
Penn Series Large Cap Value Fund	75,563	928,675
Penn Series Large Core Growth Fund	79,886	619,117
Penn Series Large Core Value Fund	154,973	1,238,233
Penn Series Large Growth Stock Fund	17,013	206,372
Penn Series Mid Cap Growth Fund*	54,813	412,744
Penn Series Mid Cap Value Fund	33,072	309,558
Penn Series Mid Core Value Fund	38,076	309,558
Penn Series REIT Fund	52,246	412,744
Penn Series Small Cap Growth Fund*	12,365	206,372
Penn Series Small Cap Index Fund	36,591	309,558
Penn Series Small Cap Value Fund	25,775	309,558
Penn Series SMID Cap Growth Fund*	22,025	206,372
Penn Series SMID Cap Value Fund	44,238	412,744

TOTAL AFFILIATED EQUITY FUNDS (Cost $5,769,493)		7,223,024

AFFILIATED FIXED INCOME FUNDS — 5.0%
Penn Series Quality Bond Fund (Cost$497,920)	47,074	515,930

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.9%
Penn Series Developed International Index Fund	103,647	928,674
Penn Series Emerging Markets Equity Fund	44,864	412,744
Penn Series International Equity Fund	82,494	1,238,233

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,098,306)		2,579,651

SHORT-TERM INVESTMENTS — 0.3%
Blackrock Liquidity Funds TempCash - Institutional Shares	13,787	13,787
Blackrock Liquidity Funds TempFund - Institutional Shares	13,787	13,787

TOTAL SHORT-TERM INVESTMENTS (Cost $27,574)		27,574

TOTAL INVESTMENTS — 100.0% (Cost $8,393,293)(a)		$10,346,179

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $8,531,032. Net unrealized appreciation was $1,815,147. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,952,887 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $137,740.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$7,223,024	$7,223,024	$—	$—
AFFILIATED FIXED INCOME FUNDS	515,930	515,930	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,579,651	2,579,651	—	—
SHORT-TERM INVESTMENTS	27,574	27,574	—	—
TOTAL INVESTMENTS	$10,346,179	$10,346,179	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.6%
Penn Series Index 500 Fund	648,988	$4,847,942
Penn Series Large Cap Growth Fund	124,306	969,588
Penn Series Large Cap Value Fund	276,124	3,393,559
Penn Series Large Core Growth Fund	250,216	1,939,177
Penn Series Large Core Value Fund	606,751	4,847,942
Penn Series Large Growth Stock Fund	79,933	969,588
Penn Series Mid Cap Growth Fund	193,145	1,454,383
Penn Series Mid Cap Value Fund	155,383	1,454,383
Penn Series Mid Core Value Fund	178,891	1,454,382
Penn Series REIT Fund	184,099	1,454,383
Penn Series Small Cap Growth Fund*	29,047	484,794
Penn Series Small Cap Index Fund	171,913	1,454,383
Penn Series Small Cap Value Fund	121,098	1,454,383
Penn Series SMID Cap Growth Fund*	103,478	969,588
Penn Series SMID Cap Value Fund	155,882	1,454,383

TOTAL AFFILIATED EQUITY FUNDS (Cost $22,462,170)		28,602,858

AFFILIATED FIXED INCOME FUNDS — 19.9%
Penn Series High Yield Bond Fund*	138,315	969,588
Penn Series Limited Maturity Bond Fund	225,276	2,423,971
Penn Series Quality Bond Fund	575,030	6,302,325

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $9,298,920)		9,695,884

AFFILIATED INTERNATIONAL EQUITY FUNDS — 20.8%
Penn Series Developed International Index Fund	432,852	3,878,354
Penn Series Emerging Markets Equity Fund	158,085	1,454,382
Penn Series International Equity Fund	322,981	4,847,942

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,229,627)		10,180,678

SHORT-TERM INVESTMENTS — 0.7%
Blackrock Liquidity Funds TempCash - Institutional Shares	171,284	171,284
Blackrock Liquidity Funds TempFund - Institutional Shares	171,284	171,284

TOTAL SHORT-TERM INVESTMENTS (Cost $342,568)		342,568

TOTAL INVESTMENTS — 100.0% (Cost $40,333,285)(a)		$48,821,988

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $41,510,852. Net unrealized appreciation was $7,311,136. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,488,703 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,177,567.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$28,602,858	$28,602,858	$—	$—
AFFILIATED FIXED INCOME FUNDS	9,695,884	9,695,884	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	10,180,678	10,180,678	—	—
SHORT-TERM INVESTMENTS	342,568	342,568	—	—
TOTAL INVESTMENTS	$48,821,988	$48,821,988	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.8%
Penn Series Flexibly Managed Fund	112,293	$2,319,974
Penn Series Index 500 Fund	724,668	5,413,273
Penn Series Large Cap Value Fund	314,615	3,866,623
Penn Series Large Core Growth Fund	299,351	2,319,974
Penn Series Large Core Value Fund	677,506	5,413,273
Penn Series Large Growth Stock Fund	127,506	1,546,650
Penn Series Mid Cap Growth Fund	205,398	1,546,649
Penn Series Mid Cap Value Fund	247,860	2,319,974
Penn Series Mid Core Value Fund	190,240	1,546,649
Penn Series REIT Fund	195,778	1,546,649
Penn Series Small Cap Growth Fund*	46,335	773,325
Penn Series Small Cap Index Fund	182,819	1,546,649
Penn Series Small Cap Value Fund	128,780	1,546,649
Penn Series SMID Cap Growth Fund*	165,064	1,546,649
Penn Series SMID Cap Value Fund	165,772	1,546,649

TOTAL AFFILIATED EQUITY FUNDS (Cost $28,706,023)		34,799,609

AFFILIATED FIXED INCOME FUNDS — 33.9%
Penn Series High Yield Bond Fund	441,269	3,093,299
Penn Series Limited Maturity Bond Fund	718,703	7,733,246
Penn Series Quality Bond Fund	1,411,176	15,466,493

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $25,313,123)		26,293,038

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.9%
Penn Series Developed International Index Fund	517,851	4,639,948
Penn Series Emerging Markets Equity Fund	168,114	1,546,650
Penn Series International Equity Fund	412,165	6,186,597

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $10,483,003)		12,373,195

AFFILIATED MONEY MARKET FUND — 5.0%
Penn Series Money Market Fund (Cost$3,866,669)	3,866,669	3,866,669

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	156,611	156,611
BlackRock Liquidity Funds TempFund - Institutional Shares	156,608	156,608

TOTAL SHORT-TERM INVESTMENTS (Cost $313,219)		313,219

TOTAL INVESTMENTS — 100.0% (Cost $68,682,037)(a)		$77,645,730

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $69,399,345. Net unrealized appreciation was $8,246,385. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,963,693 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $717,308.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$34,799,609	$34,799,609	$—	$—
AFFILIATED FIXED INCOME FUNDS	26,293,038	26,293,038	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	12,373,195	12,373,195	—	—
AFFILIATED MONEY MARKET FUNDS	3,866,669	3,866,669	—	—
SHORT-TERM INVESTMENTS	313,219	313,219	—	—
TOTAL INVESTMENTS	$77,645,730	$77,645,730	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 30.8%
Penn Series Flexibly Managed Fund	49,987	$1,032,726
Penn Series Index 500 Fund	276,500	2,065,453
Penn Series Large Cap Value Fund	84,030	1,032,726
Penn Series Large Core Growth Fund	88,837	688,484
Penn Series Large Core Value Fund	215,421	1,721,210
Penn Series Large Growth Stock Fund	56,759	688,484
Penn Series Mid Cap Growth Fund*	45,716	344,242
Penn Series Mid Cap Value Fund	73,556	688,484
Penn Series Mid Core Value Fund	84,684	688,484
Penn Series Small Cap Index Fund	81,381	688,484
Penn Series SMID Cap Growth Fund*	36,739	344,242
Penn Series SMID Cap Value Fund	73,793	688,484

TOTAL AFFILIATED EQUITY FUNDS (Cost $8,568,448)		10,671,503

AFFILIATED FIXED INCOME FUNDS — 48.7%
Penn Series High Yield Bond Fund	245,536	1,721,210
Penn Series Limited Maturity Bond Fund	479,891	5,163,631
Penn Series Quality Bond Fund	910,859	9,983,019

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $16,165,922)		16,867,860

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund	192,099	1,721,210
Penn Series International Equity Fund	114,671	1,721,210

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,804,162)		3,442,420

AFFILIATED MONEY MARKET FUND — 10.0%
Penn Series Money Market Fund (Cost$3,442,458)	3,442,458	3,442,458

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	105,589	105,589
BlackRock Liquidity Funds TempFund - Institutional Shares	105,588	105,588

TOTAL SHORT-TERM INVESTMENTS (Cost $211,177)		211,177

TOTAL INVESTMENTS — 100.0% (Cost $31,192,167)(a)		$34,635,418

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $31,808,120. Net unrealized appreciation was $2,827,298. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,443,251 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $615,953.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$10,671,503	$10,671,503	$—	$—
AFFILIATED FIXED INCOME FUNDS	16,867,860	16,867,860	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	3,442,420	3,442,420	—	—
AFFILIATED MONEY MARKET FUNDS	3,442,458	3,442,458	—	—
SHORT-TERM INVESTMENTS	211,177	211,177	—	—
TOTAL INVESTMENTS	$34,635,418	$34,635,418	$—	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 15.9%
Penn Series Flexibly Managed Fund	34,158	$705,714
Penn Series Index 500 Fund	157,455	1,176,191
Penn Series Large Core Value Fund	88,325	705,714
Penn Series Large Growth Stock Fund	38,786	470,476
Penn Series Mid Cap Growth Fund*	31,240	235,238
Penn Series Mid Cap Value Fund	50,265	470,476

TOTAL AFFILIATED EQUITY FUNDS (Cost $3,194,425)		3,763,809

AFFILIATED FIXED INCOME FUNDS — 63.7%
Penn Series High Yield Bond Fund	234,903	1,646,667
Penn Series Limited Maturity Bond Fund	437,246	4,704,762
Penn Series Quality Bond Fund	794,143	8,703,809

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $14,372,327)		15,055,238

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund	78,763	705,715
Penn Series International Equity Fund	31,344	470,476

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $929,361)		1,176,191

AFFILIATED MONEY MARKET FUND — 15.0%
Penn Series Money Market Fund (Cost$3,528,617)	3,528,617	3,528,617

SHORT-TERM INVESTMENTS — 0.4%
Blackrock Liquidity Funds TempCash - Institutional Shares	49,392	49,392
Blackrock Liquidity Funds TempFund - Institutional Shares	49,391	49,391

TOTAL SHORT-TERM INVESTMENTS (Cost $98,783)		98,783

TOTAL INVESTMENTS — 100.0% (Cost $22,123,513)(a)		$23,622,638

†                  See Security Valuation Note.

*                 Non-income producing security.

(a)          At September 30, 2009, the cost for Federal income tax purposes was $22,454,493. Net unrealized appreciation was $1,168,145. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,499,125 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $330,980.

Summary of inputs used to value the Fund’s net assets as of 09/30/2009 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2009	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$3,763,809	$3,763,809	$—	$—
AFFILIATED FIXED INCOME FUNDS	15,055,238	15,055,238	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	1,176,191	1,176,191	—	—
AFFILIATED MONEY MARKET FUNDS	3,528,617	3,528,617	—	—
SHORT-TERM INVESTMENTS	98,783	98,783	—	—
TOTAL INVESTMENTS	$23,622,638	$23,622,638	$—	$—

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount.  This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and  Developed International Index Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques.  To the extent that bid prices are provided by the pricing service, the Funds will use the bid price.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.  Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open.  Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated.  These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.  The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds —These funds invest in shares of affiliated Penn Series Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Fair Value Measurements —Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as follows:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of September 30, 2009 is included with each Fund’s Schedule of Investments.

Financial Accounting Standards Board (“FASB”) Launches Accounting

Standards Codification — The FASB has issued FASB Statement No. 168, The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“FAS 168”). FASB 168 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles

(“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other nongrandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues TaskForce Abstracts. Instead, it will  issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds have implemented the Codification as of September 30, 2009.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 19, 2009

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	November 19, 2009

* Print the name and title of each signing officer under his or her signature.